                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       Post-Effective Amendment No. 22             [X]
                               (File No. 33-62457)

                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              Amendment No. 69                         [X]
                               (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                   RiverSource Variable Life Separate Account

                               Name of Depositor:
                       RIVERSOURCE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:
                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:
                             Elisabeth A. Dahl, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on November 23, 2007 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 22 to this Registration No. 33-62457 on Form N-6 does not supersede Post-Effective Amendment No. 20 to Registration Statement No. 33-62457 filed on or about April 27, 2007 on behalf of RiverSource Succession Select (SM) Variable Life Insurance.

The purpose of this Post-Effective Amendment No. 22 is to incorporate changes to the prospectus and Statement of Additional Information for RiverSource Variable Second-To-Die resulting from the addition of an asset allocation program and new investment options. In addition, the purpose of this Post-Effective Amendment No. 22 is to supplement the prospectus for RiverSource Succession Select Variable Life Insurance with the same changes.

The prospectus for RiverSource Succession Select Variable Life Insurance related to Post-Effective Amendment No. 20 to Registration Statement No. 33-62457 filed on or about April 27, 2007 and declared effective May 1, 2007 is incorporated by reference into Part A of Post-Effective Amendment No. 22 to this Registration Statement.

The combined Statement of Additional Information relating to RiverSource Succession Select (SM) Variable Life Insurance filed electronically as Post-Effective Amendment No. 20 to Registration Statement No. 33-62457 filed on or about April 27, 2007 and declared effective May 1, 2007 is incorporated by reference into Part B of Post-Effective Amendment No. 22 to this Registration Statement.

The prospectus and statement of additional information for RiverSource Variable Second-To-Die Life Insurance related to this Post-Effective Amendment No. 22 to this Registration Statement No. 33-62457 on Form N-6 is filed electronically herewith.

PROSPECTUS

NOVEMBER 23, 2007

RIVERSOURCE(R)

VARIABLE SECOND-TO-DIE LIFE INSURANCE

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             Web site address: riversource.com/lifeinsurance
             RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Variable Second-To-Die Life Insurance (V2D).

The purpose of each policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:

- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   1

TABLE OF CONTENTS


FEE TABLES.......................................   3
    Transaction Fees.............................   3
    Charges Other than Fund Operating Expenses...   4
    Annual Operating Expenses of the Funds.......   5
POLICY BENEFITS AND RISKS........................   8
    Policy Benefits..............................   8
    Policy Risks.................................  11
    Fund Risks...................................  13
LOADS, FEES AND CHARGES..........................  14
    Premium Expense Charge.......................  14
    Monthly Deduction............................  14
    Surrender Charge.............................  15
    Partial Surrender Charge.....................  16
    Mortality and Expense Risk Charge............  16
    Transfer Charge..............................  16
    Annual Operating Expenses of the Funds.......  16
    Effect of Loads, Fees and Charges............  16
    Other Information on Charges.................  16
RIVERSOURCE LIFE.................................  16
THE VARIABLE ACCOUNT AND THE FUNDS...............  17
    Relationship Between Funds and Subaccounts...  30
    Substitution of Investments..................  31
    Voting Rights................................  31
THE FIXED ACCOUNT................................  31
PURCHASING YOUR POLICY...........................  32
    Application..................................  32
    Premiums.....................................  32
    Limitations on the Use of the Policy.........  33
POLICY VALUE.....................................  33
    Fixed Account................................  33
    Subaccounts..................................  33
KEEPING THE POLICY IN FORCE......................  34
    Minimum Initial Premium Period...............  34
    Death Benefit Guarantees.....................  35
    Grace Period.................................  35
    Reinstatement................................  36
    Exchange Right...............................  36
PROCEEDS PAYABLE UPON DEATH......................  36
    Change in Death Benefit Option...............  37
    Changes in Specified Amount..................  37
    Misstatement of Age or Sex...................  37
    Suicide......................................  37
    Beneficiary..................................  37
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS....................................  38
    Restrictions on Transfers....................  38
    Fixed Account Transfer Policies..............  39
    Minimum Transfer Amounts.....................  40
    Maximum Transfer Amounts.....................  40
    Charge for Transfers.........................  40
    Automated Transfers..........................  40
    Automated Dollar-Cost Averaging..............  41
    Asset Rebalancing............................  41
    Portfolio Navigator Asset Allocation
       Program...................................  42
POLICY LOANS.....................................  44
    Minimum Loan Amounts.........................  44
    Maximum Loan Amounts.........................  44
    Allocation of Loans to Accounts..............  45
    Repayments...................................  45
    Overdue Interest.............................  45
    Effect of Policy Loans.......................  45
POLICY SURRENDERS................................  45
    Total Surrenders.............................  45
    Partial Surrenders...........................  45
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER......................................  46
PAYMENT OF POLICY PROCEEDS.......................  46
    Payment Options..............................  47
    Deferral of Payments.........................  47
FEDERAL TAXES....................................  47
    RiverSource Life's Tax Status................  48
    Taxation of Policy Proceeds..................  48
    Modified Endowment Contracts.................  49
    Other Tax Considerations.....................  50
    Split Dollar Arrangements....................  51
DISTRIBUTION OF THE POLICY.......................  52
LEGAL PROCEEDINGS................................  53
POLICY ILLUSTRATIONS.............................  54
KEY TERMS........................................  57
FINANCIAL STATEMENTS.............................  58


CORPORATE CONSOLIDATION
On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy

 2  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER POLICY VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES

            CHARGE                   WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE(A)        When you pay premium.            11% of each premium payment.
-----------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                 When you surrender your policy   $4.00 per $1,000 of the initial specified amount for the
                                 for its full cash surrender      first five policy years, decreasing monthly thereafter
                                 value, or the policy lapses,     until it is zero at the end of 15 policy years.
                                 during the first 15 policy
                                 years.
-----------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         When you surrender part of the   The lesser of:
                                 value of your policy.            - $25; or
                                                                  - 2% of the amount surrendered.
-----------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                  Upon transfer, if we impose a    MAXIMUM: Up to $25 per transfer in excess of five.
                                 limit of five transfers by mail  CURRENT: No charge.
                                 or phone per policy year.
-----------------------------------------------------------------------------------------------------------------------------
FEES FOR EXPRESS MAIL AND        When we pay policy proceeds by   - $15 -- United States
ELECTRONIC FUND TRANSFERS OF     express mail or electronic fund  - $30 -- International
LOAN PAYMENTS AND SURRENDERS     transfer.
-----------------------------------------------------------------------------------------------------------------------------

(a) A sales charge of 7.25%, a premium tax charge of 2.5% and a federal tax charge of 1.25% make up the premium expense charge.

             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   3

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES


            CHARGE                   WHEN CHARGE IS DEDUCTED                            AMOUNT DEDUCTED
COST OF INSURANCE CHARGES(A)     Monthly.                         Monthly rate per $1,000 of net amount at risk:
                                                                  MINIMUM: $.01 -- Female, Nonsmoker, Age 20; Female,
                                                                  Nonsmoker, Age 20: Duration 1
                                                                  MAXIMUM: $83.33 -- Male, Smoker, Age 85; Male, Smoker, Age
                                                                  85: Duration 15
                                                                  REPRESENTATIVE INSUREDS: $.01 -- Male, Nonsmoker, Age 55;
                                                                  Female Nonsmoker, Age 55: Duration 1
-----------------------------------------------------------------------------------------------------------------------------
POLICY FEE                       Monthly.                         GUARANTEED: $30 per month for the first 15 policy years.
                                                                  CURRENT: $30 per month for the first 15 policy years.
-----------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       Daily.                           GUARANTEED:
CHARGE                                                            - .90% of the average daily net asset value of the
                                                                  subaccounts for all policy years.
                                                                  CURRENT:
                                                                  - .90% of the average daily net asset value of the
                                                                  subaccounts for all policy years.
-----------------------------------------------------------------------------------------------------------------------------
INTEREST RATE ON LOANS           Charged daily on the loan        GUARANTEED: 6% per year.
                                 balance and due at the end of
                                 the policy year.                 CURRENT:
                                                                  - 6% for policy years 1-10;
                                                                  - 4% for policy years 11+.
-----------------------------------------------------------------------------------------------------------------------------
FOUR-YEAR TERM INSURANCE RIDER   Monthly.                         Monthly rate per $1,000 of the cost of insurance amount:
(FYT)(A),(B)
                                                                  MINIMUM: $.01 -- Female, Nonsmoker, Age 20; Female,
                                                                  Nonsmoker, Age 20; Duration 1
                                                                  MAXIMUM: $12.83 -- Male, Smoker, Age 85; Male, Smoker, Age
                                                                  85: Duration 4
                                                                  REPRESENTATIVE INSUREDS: $.01 -- Male, Nonsmoker, Age 55;
                                                                  Female, Nonsmoker, Age 55: Duration 1
-----------------------------------------------------------------------------------------------------------------------------
POLICY SPLIT OPTION RIDER (PSO)  Monthly.                         Monthly rate is $.06 per $1,000 of the current base policy specified amount.
-----------------------------------------------------------------------------------------------------------------------------


(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource
    Life at the address or telephone number shown on the first page of this prospectus.
(b) This rider will terminate if one of the following circumstances occurs: (1) four-year policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.

 4  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.51%                         1.86%

(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                               ACQUIRED FUND
                                        MANAGEMENT         12B-1            OTHER                 FEES AND
                                           FEES             FEES           EXPENSES              EXPENSES**
 AIM V.I. Capital Appreciation            0.61%              --%            0.30%                --%
 Fund, Series I Shares
 AIM V.I. Capital Development Fund,       0.75               --             0.34                   0.01
 Series I Shares
 AIM V.I. Core Equity Fund, Series        0.61               --             0.28                   0.02
 I Shares
 AIM V.I. Financial Services Fund,        0.75               --             0.37                   0.01
 Series I Shares
 AIM V.I. International Growth            0.72             0.25             0.38                   0.01
 Fund, Series II Shares
 AIM V.I. Technology Fund, Series I       0.75               --             0.37                  --
 Shares
 AllianceBernstein VPS Growth and         0.55             0.25             0.06                  --
 Income Portfolio (Class B)
 AllianceBernstein VPS                    0.75             0.25             0.10                  --
 International Value Portfolio
 (Class B)
 AllianceBernstein VPS Large Cap          0.75             0.25             0.08                  --
 Growth Portfolio (Class B)
 American Century VP International,       1.23               --            --                     --
 Class I
 American Century VP Value, Class I       0.93               --            --                     --
 Calvert Variable Series, Inc.            0.70               --             0.21                  --
 Social Balanced Portfolio
 Columbia High Yield Fund, Variable       0.55             0.25             0.32                  --
 Series, Class B
 Credit Suisse Trust - Commodity          0.50             0.25             0.51                  --
 Return Strategy Portfolio
 Credit Suisse Trust - Mid-Cap Core       0.75               --             0.59                  --
 Portfolio
 Credit Suisse Trust - Small Cap          0.88               --             0.23                  --
 Core I Portfolio
 Eaton Vance VT Floating-Rate             0.57             0.25             0.37                  --
 Income Fund
 Evergreen VA Fundamental Large Cap       0.57             0.25             0.17                   0.01
 Fund - Class 2
 Fidelity(R) VIP Contrafund(R)            0.57             0.25             0.09                  --
 Portfolio Service Class 2
 Fidelity(R) VIP Growth & Income          0.47             0.10             0.13                  --
 Portfolio Service Class
 Fidelity(R) VIP Mid Cap Portfolio        0.57             0.10             0.11                  --
 Service Class
 Fidelity(R) VIP Overseas Portfolio       0.72             0.10             0.16                  --
 Service Class
 FTVIPT Franklin Global Real Estate       0.47             0.25             0.03                  --
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value          0.51             0.25             0.17                   0.03
 Securities Fund - Class 2
 FTVIPT Mutual Shares Securities          0.60             0.25             0.21                  --
 Fund - Class 2
 FTVIPT Templeton Foreign                 0.63             0.25             0.15                   0.03
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap Value          0.80               --             0.07                  --
 Fund - Institutional Shares
 Goldman Sachs VIT Structured Small       0.75               --             0.24                  --
 Cap Equity Fund - Institutional
 Shares
 Goldman Sachs VIT Structured U.S.        0.65               --             0.07                  --
 Equity Fund - Institutional Shares
 Janus Aspen Series Global                0.64             0.25             0.19                   0.02
 Technology Portfolio: Service
 Shares

                                          GROSS TOTAL
                                             ANNUAL
                                            EXPENSES
 AIM V.I. Capital Appreciation           0.91%(1)
 Fund, Series I Shares
 AIM V.I. Capital Development Fund,      1.10(1),(2)
 Series I Shares
 AIM V.I. Core Equity Fund, Series       0.91(1)
 I Shares
 AIM V.I. Financial Services Fund,       1.13(1),(15)
 Series I Shares
 AIM V.I. International Growth           1.36(1),(15)
 Fund, Series II Shares
 AIM V.I. Technology Fund, Series I      1.12(1),(15)
 Shares
 AllianceBernstein VPS Growth and        0.86(15)
 Income Portfolio (Class B)
 AllianceBernstein VPS                   1.10(15)
 International Value Portfolio
 (Class B)
 AllianceBernstein VPS Large Cap         1.08(15)
 Growth Portfolio (Class B)
 American Century VP International,      1.23
 Class I
 American Century VP Value, Class I      0.93
 Calvert Variable Series, Inc.           0.91
 Social Balanced Portfolio
 Columbia High Yield Fund, Variable      1.12(3),(15)
 Series, Class B
 Credit Suisse Trust - Commodity         1.26(4),(15)
 Return Strategy Portfolio
 Credit Suisse Trust - Mid-Cap Core      1.34(4)
 Portfolio
 Credit Suisse Trust - Small Cap         1.11
 Core I Portfolio
 Eaton Vance VT Floating-Rate            1.19(15)
 Income Fund
 Evergreen VA Fundamental Large Cap      1.00(15)
 Fund - Class 2
 Fidelity(R) VIP Contrafund(R)           0.91(15)
 Portfolio Service Class 2
 Fidelity(R) VIP Growth & Income         0.70
 Portfolio Service Class
 Fidelity(R) VIP Mid Cap Portfolio       0.78
 Service Class
 Fidelity(R) VIP Overseas Portfolio      0.98
 Service Class
 FTVIPT Franklin Global Real Estate      0.75(5)
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value         0.96(6)
 Securities Fund - Class 2
 FTVIPT Mutual Shares Securities         1.06(15)
 Fund - Class 2
 FTVIPT Templeton Foreign                1.06(6)
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap Value         0.87(7)
 Fund - Institutional Shares
 Goldman Sachs VIT Structured Small      0.99(7),(8)
 Cap Equity Fund - Institutional
 Shares
 Goldman Sachs VIT Structured U.S.       0.72(7)
 Equity Fund - Institutional Shares
 Janus Aspen Series Global               1.10
 Technology Portfolio: Service
 Shares


             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   5

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                               ACQUIRED FUND
                                        MANAGEMENT         12B-1            OTHER                 FEES AND
                                           FEES             FEES           EXPENSES              EXPENSES**
 Janus Aspen Series International         0.64%            0.25%            0.07%                --%
 Growth Portfolio: Service Shares
 Janus Aspen Series Large Cap             0.64             0.25             0.05                  --
 Growth Portfolio: Service Shares
 Janus Aspen Series Mid Cap Growth        0.64             0.25             0.06                  --
 Portfolio: Service Shares
 Lazard Retirement International          0.75             0.25             0.19                  --
 Equity Portfolio - Service Shares
 MFS(R) Investors Growth Stock            0.75             0.25             0.12                  --
 Series - Service Class
 MFS(R) New Discovery                     0.90             0.25             0.13                  --
 Series - Service Class
 MFS(R) Utilities Series - Service        0.75             0.25             0.11                  --
 Class
 Oppenheimer Global Securities            0.62             0.25             0.04                  --
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap        0.72             0.25             0.03                  --
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond               0.62             0.25             0.02                  --
 Fund/VA, Service Shares
 PIMCO VIT All Asset Portfolio,           0.18             0.25             0.25                   0.61
 Advisor Share Class
 Putnam VT Health Sciences                0.70             0.25             0.15                  --
 Fund - Class IB Shares
 Putnam VT High Yield Fund - Class        0.68             0.25             0.12                   0.01
 IB Shares
 Putnam VT International Equity           0.74             0.25             0.19                  --
 Fund - Class IB Shares
 Putnam VT International New              1.00             0.25             0.24                  --
 Opportunities Fund - Class IB
 Shares
 Putnam VT New Opportunities              0.62               --             0.09                  --
 Fund - Class IA Shares
 Putnam VT Vista Fund - Class IB          0.65             0.25             0.15                  --
 Shares
 RiverSource(R) Variable                  0.56             0.13             0.15                  --
 Portfolio - Balanced Fund
 RiverSource(R) Variable                  0.33             0.13             0.14                  --
 Portfolio - Cash Management Fund
 RiverSource(R) Variable                  0.48             0.13             0.32                  --
 Portfolio - Core Bond Fund
 RiverSource(R) Variable                  0.46             0.13             0.15                  --
 Portfolio - Diversified Bond Fund
 RiverSource(R) Variable                  0.64             0.13             0.14                  --
 Portfolio - Diversified Equity
 Income Fund
 RiverSource(R) Variable                  1.13             0.13             0.25                  --
 Portfolio - Emerging Markets Fund
 RiverSource(R) Variable                  0.72             0.13             0.17                  --
 Portfolio - Fundamental Value Fund
 RiverSource(R) Variable                  0.70             0.13             0.17                  --
 Portfolio - Global Bond Fund
 RiverSource(R) Variable                  0.44             0.13             0.15                  --
 Portfolio - Global Inflation
 Protected Securities Fund
 RiverSource(R) Variable                  0.71             0.13             0.17                  --
 Portfolio - Growth Fund
 RiverSource(R) Variable                  0.59             0.13             0.16                  --
 Portfolio - High Yield Bond Fund
 RiverSource(R) Variable                  0.61             0.13             0.16                  --
 Portfolio - Income Opportunities
 Fund
 RiverSource(R) Variable                  0.76             0.13             0.19                  --
 Portfolio - International
 Opportunity Fund
 RiverSource(R) Variable                  0.57             0.13             0.13                  --
 Portfolio - Large Cap Equity Fund
 RiverSource(R) Variable                  0.60             0.13             0.50                  --
 Portfolio - Large Cap Value Fund
 RiverSource(R) Variable                  0.60             0.13             0.15                  --
 Portfolio - Mid Cap Growth Fund
 RiverSource(R) Variable                  0.72             0.13             0.22                  --
 Portfolio - Mid Cap Value Fund
 RiverSource(R) Variable                  0.22             0.13             0.16                  --
 Portfolio - S&P 500 Index Fund
 RiverSource(R) Variable                  0.72             0.13             0.37                  --
 Portfolio - Select Value Fund
 RiverSource(R) Variable                  0.48             0.13             0.16                  --
 Portfolio - Short Duration U.S.
 Government Fund
 RiverSource(R) Variable                  0.72             0.13             0.23                  --
 Portfolio - Small Cap Advantage
 Fund
 RiverSource(R) Variable                  1.00             0.13             0.19                  --
 Portfolio - Small Cap Value Fund
 Royce Micro-Cap                          1.25               --             0.06                  --
 Portfolio - Investment Class
 Third Avenue Value Portfolio             0.90               --             0.27                  --
 Van Kampen Life Investment Trust         0.56             0.25             0.03                  --
 Comstock Portfolio, Class II
 Shares
 Van Kampen UIF Global Real Estate        0.85             0.35             0.66                  --
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth            0.75             0.35             0.31                  --
 Portfolio, Class II Shares
 Wanger International Small Cap           0.91               --             0.10                  --
 Wanger U.S. Smaller Companies            0.90               --             0.05                  --

                                          GROSS TOTAL
                                             ANNUAL
                                            EXPENSES
 Janus Aspen Series International        0.96%
 Growth Portfolio: Service Shares
 Janus Aspen Series Large Cap            0.94(15)
 Growth Portfolio: Service Shares
 Janus Aspen Series Mid Cap Growth       0.95
 Portfolio: Service Shares
 Lazard Retirement International         1.19
 Equity Portfolio - Service Shares
 MFS(R) Investors Growth Stock           1.12
 Series - Service Class
 MFS(R) New Discovery                    1.28
 Series - Service Class
 MFS(R) Utilities Series - Service       1.11(15)
 Class
 Oppenheimer Global Securities           0.91(9),(15)
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap       1.00(9),(15)
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond              0.89(9),(15)
 Fund/VA, Service Shares
 PIMCO VIT All Asset Portfolio,          1.29(15)
 Advisor Share Class
 Putnam VT Health Sciences               1.10(15)
 Fund - Class IB Shares
 Putnam VT High Yield Fund - Class       1.06(10)
 IB Shares
 Putnam VT International Equity          1.18(15)
 Fund - Class IB Shares
 Putnam VT International New             1.49(10)
 Opportunities Fund - Class IB
 Shares
 Putnam VT New Opportunities             0.71
 Fund - Class IA Shares
 Putnam VT Vista Fund - Class IB         1.05
 Shares
 RiverSource(R) Variable                 0.84(11),(12)
 Portfolio - Balanced Fund
 RiverSource(R) Variable                 0.60(11)
 Portfolio - Cash Management Fund
 RiverSource(R) Variable                 0.93(11),(13),(15)
 Portfolio - Core Bond Fund
 RiverSource(R) Variable                 0.74(11)
 Portfolio - Diversified Bond Fund
 RiverSource(R) Variable                 0.91(11),(12)
 Portfolio - Diversified Equity
 Income Fund
 RiverSource(R) Variable                 1.51(11),(12)
 Portfolio - Emerging Markets Fund
 RiverSource(R) Variable             1.02(11),(12),(13),(15)
 Portfolio - Fundamental Value Fund
 RiverSource(R) Variable                 1.00(11)
 Portfolio - Global Bond Fund
 RiverSource(R) Variable                 0.72(11),(13),(15)
 Portfolio - Global Inflation
 Protected Securities Fund
 RiverSource(R) Variable                 1.01(11),(12)
 Portfolio - Growth Fund
 RiverSource(R) Variable                 0.88(11)
 Portfolio - High Yield Bond Fund
 RiverSource(R) Variable                 0.90(11),(13),(15)
 Portfolio - Income Opportunities
 Fund
 RiverSource(R) Variable                 1.08(11),(12)
 Portfolio - International
 Opportunity Fund
 RiverSource(R) Variable                 0.83(11),(12)
 Portfolio - Large Cap Equity Fund
 RiverSource(R) Variable                 1.23(11),(13),(15)
 Portfolio - Large Cap Value Fund
 RiverSource(R) Variable                 0.88(11),(12),(13)
 Portfolio - Mid Cap Growth Fund
 RiverSource(R) Variable             1.07(11),(12),(13),(15)
 Portfolio - Mid Cap Value Fund
 RiverSource(R) Variable                 0.51(11),(13)
 Portfolio - S&P 500 Index Fund
 RiverSource(R) Variable             1.22(11),(12),(13),(15)
 Portfolio - Select Value Fund
 RiverSource(R) Variable                 0.77(11)
 Portfolio - Short Duration U.S.
 Government Fund
 RiverSource(R) Variable                 1.08(11),(12)
 Portfolio - Small Cap Advantage
 Fund
 RiverSource(R) Variable             1.32(11),(12),(13),(15)
 Portfolio - Small Cap Value Fund
 Royce Micro-Cap                         1.31
 Portfolio - Investment Class
 Third Avenue Value Portfolio            1.17
 Van Kampen Life Investment Trust        0.84(15)
 Comstock Portfolio, Class II
 Shares
 Van Kampen UIF Global Real Estate       1.86(14),(15)
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth           1.41(14),(15)
 Portfolio, Class II Shares
 Wanger International Small Cap          1.01
 Wanger U.S. Smaller Companies           0.95

 6  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                               ACQUIRED FUND
                                        MANAGEMENT         12B-1            OTHER                 FEES AND
                                           FEES             FEES           EXPENSES              EXPENSES**
 Wells Fargo Advantage VT                 0.73%            0.25%            0.20%                --%
 Opportunity Fund
 Wells Fargo Advantage VT Small Cap       0.75             0.25             0.23                  --
 Growth Fund

                                          GROSS TOTAL
                                             ANNUAL
                                            EXPENSES
 Wells Fargo Advantage VT                1.18%(15)
 Opportunity Fund
 Wells Fargo Advantage VT Small Cap      1.23(15)
 Growth Fund

  * The Funds provided the information on their expenses and we have not independently verified the information.
 ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
 (1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.
 (2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.09% for AIM V.I. Capital Development Fund, Series I Shares.
 (3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser and Distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008. After fee waivers and expense reimbursements net expenses would be 0.66% for Columbia High Yield Fund, Variable Series, Class B. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.
 (4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and 1.21% for Credit Suisse Trust - Mid-Cap Core Portfolio.
 (5) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.
 (6) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC). After fee reductions net expenses would be 0.93% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and 1.03% for FTVIPT Templeton Foreign Securities Fund - Class 2.
 (7) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares, 0.114% of the Fund's average daily net assets for Goldman Sachs VIT Structured Small Cap Equity
     Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.
 (8) The Investment Adviser has voluntarily agreed to waive a portion of its Management fee. After fee waivers and expense reimbursements net expenses would be 0.97% for Goldman Sachs VIT Structured Small Cap Equity
     Fund - Institutional Shares.
 (9) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.
(10) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2007. After fee waivers and expense reimbursements net expenses would be 1.00% for Putnam VT High Yield Fund - Class IB Shares and 1.40% for Putnam VT International New Opportunities Fund - Class IB Shares.
(11) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.
(12) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R) Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R) Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R) Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for RiverSource(R) Variable Portfolio - Diversified Equity Income Fund, 0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund, 0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for RiverSource(R) Variable Portfolio - International Opportunity Fund, 0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund, 0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and 0.05% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.
(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.83% for RiverSource(R) Variable Portfolio - Core Bond Fund, 1.07% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.72% for RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(R) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index Fund, 1.00% for RiverSource(R) Variable Portfolio - Select Value Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.
(14) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.
(15) These funds are available under all policies effective Dec. 10, 2007.

             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   7

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
DEATH BENEFIT                 We will pay a benefit to the     The amount payable is the death benefit amount minus any
                              beneficiary of the policy when   indebtedness as of the death benefit valuation date. You may both insureds have died. Before  choose either of the following death benefit options:
                              the youngest insured's attained
                              insurance age 100, your          OPTION 1 (LEVEL AMOUNT): If death is prior to the youngest
                              policy's death benefit on the    insured's attained insurance age 100, the death benefit amount is
                              last surviving insured's death   the greater of the following as determined on the death benefit
                              can never be less than the       valuation date:
                              specified amount unless you      - the specified amount; or
                              change that amount or your       - a percentage of the policy value.
                              policy has outstanding
                              indebtedness.                    OPTION 2 (VARIABLE AMOUNT): If death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
                                                               - the policy value plus the specified amount; or
                                                               - a percentage of the policy value.
                                                               You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges.
                                                               UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON OR AFTER THE
                                                               YOUNGEST INSURED'S ATTAINED INSURANCE AGE 100, THE DEATH BENEFIT
                                                               AMOUNT WILL BE THE CASH SURRENDER VALUE.
--------------------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL PREMIUM       Your policy will not lapse (end  MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early
PERIOD AND DEATH BENEFIT      without value) if the minimum    years of the policy when you may choose to pay the minimum
GUARANTEES (DBG)              initial premium period or any    initial premium as long as the policy value minus indebtedness
                              of the DBG options are in        equals or exceeds the monthly deduction.
                              effect, even if the cash
                              surrender value is less than     DEATH BENEFIT GUARANTEES: Each policy has the following two DBG
                              the amount needed to pay the     options which remain in effect if you meet certain premium
                              monthly deduction.               requirements and indebtedness does not exceed the policy value minus surrender charges:
                                                               - DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) guarantees the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later).
                                                               - DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) guarantees the policy will not lapse before the youngest insured's attained insurance age 100.
                                                               The DBG-85 and DBG-100 are not available in Maryland and
                                                               Massachusetts.
--------------------------------------------------------------------------------------------------------------------------------

 8  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
FLEXIBLE PREMIUMS             You choose when to pay premiums  When you apply for your policy, you state how much you intend to
                              and how much premium to pay.     pay and whether you will pay quarterly, semiannually or annually.
                                                               You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured's attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether any of the DBG options remain in effect.
--------------------------------------------------------------------------------------------------------------------------------
RIGHT TO EXAMINE YOUR POLICY  You may return your policy for   You may mail or deliver the policy to our home office or to your
("FREE LOOK")                 any reason and receive a full    sales representative with a written request for cancellation by
                              refund of all premiums paid.     the 10th day after you receive it (15th day in Colorado, 20th day in North Dakota) or the 45th day after you sign your application.
                                                               On the date your request is postmarked or received, the policy will immediately be considered void from the start.
                                                               Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be honored if received at our home office within 30 days from the latest of the following dates:
                                                               - The date we mail the policy from our office
                                                               - The policy date (only if the policy is issued in force)
                                                               - The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.
                                                               We reserve the right to change or discontinue this administrative practice at any time.
--------------------------------------------------------------------------------------------------------------------------------
EXCHANGE RIGHT                For two years after the policy   Because the policy itself offers a fixed return option, all you
                              is issued, you can exchange it   need to do is transfer all of the policy value in the subaccounts
                              for one that provides benefits   to the fixed account. This exchange does not require our
                              that do not vary with the        underwriting approval. We do not issue a new policy. State
                              investment return of the         restrictions may apply.
                              subaccounts.
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CHOICES            You may direct your net
                              premiums or transfer your
                              policy's value to:
                              - THE VARIABLE ACCOUNT which     - UNDER THE VARIABLE ACCOUNT your policy's value may increase or
                                consists of subaccounts, each    decrease daily, depending on the investment return. No minimum
                                of which invests in a fund       amount is guaranteed.
                                with a particular investment
                                objective; or
                              - THE FIXED ACCOUNT which is     - THE FIXED ACCOUNT earns interest rates that we adjust
                                our general investment           periodically. This rate will never be lower than 4%.
                                account.
--------------------------------------------------------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   9

       POLICY BENEFIT                  WHAT IT MEANS                                     HOW IT WORKS
SURRENDERS                    You may cancel the policy while  The cash surrender value is the policy value minus indebtedness
                              it is in force and receive its   minus any applicable surrender charges. Partial surrenders are
                              cash surrender value or take a   available within certain limits for a fee.
                              partial surrender out of your
                              policy.
--------------------------------------------------------------------------------------------------------------------------------
LOANS                         You may borrow against your      Your policy secures the loan.
                              policy's cash surrender value.
--------------------------------------------------------------------------------------------------------------------------------
TRANSFERS                     You may transfer your policy's   You may, at no charge, transfer policy value from one subaccount
                              value.                           to another or between subaccounts and the fixed account. You can also arrange for automated transfers among the fixed account and subaccounts. Certain restrictions may apply to transfers.
--------------------------------------------------------------------------------------------------------------------------------
OPTIONAL INSURANCE BENEFITS   You may add optional benefits    AVAILABLE RIDERS YOU MAY ADD:
                              to your policy at an additional  - FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT provides a specified
                              cost, in the form of riders (if    amount of term insurance. The FYT death benefit is paid if both
                              you meet certain requirements).    insureds die during the first four policy years.
                              The amounts of these benefits    - POLICY SPLIT OPTION RIDER (PSO): PSO permits a policy to be
                              do not vary with investment        split into two individual permanent plans of life insurance
                              experience of the variable         then offered by us for exchange, one on the life of each
                              account. Certain restrictions      insured, upon the occurrence of a divorce of the insureds or
                              apply and are clearly described    certain changes in federal estate tax law. (See "Federal
                              in the applicable rider. These     Taxes.")
                              riders may not be available in
                              all states.
--------------------------------------------------------------------------------------------------------------------------------

 10  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

POLICY RISKS

        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
INVESTMENT RISK               You direct your net premiums or  - You can lose cash values due to adverse investment experience.
                              transfer your policy's value to    No minimum amount is guaranteed under the subaccounts of the
                              a subaccount that drops in         variable account.
                              value.                           - Your death benefit under Option 2 may be lower due to adverse investment experience.
                                                               - Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor any of the DBG options are in effect and you do not pay the premiums needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------
                              You transfer your policy's       - The value of the subaccount from which you transferred could
                              value between subaccounts.         increase while the value of the subaccount to which you
                                                                 transferred could decrease.
--------------------------------------------------------------------------------------------------------------------------------
RISK OF LIMITED POLICY        The policy is not suitable as a  - If you are unable to afford the premiums needed to keep the
VALUES IN EARLY YEARS         short-term investment.             policy in force for a long period of time, your policy could lapse with no value.
                              --------------------------------------------------------------------------------------------------
                              Your policy has little or no     - Surrender charges apply to this policy for the first 15 policy
                              cash surrender value in the        years. Surrender charges can significantly reduce policy value.
                              early policy years.                Poor investment performance can also significantly reduce
                                                                 policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.
                              --------------------------------------------------------------------------------------------------
                              Your ability to take partial     - You cannot take partial surrenders during the first policy
                              surrenders is limited.             year.
--------------------------------------------------------------------------------------------------------------------------------
LAPSE RISK                    You do not pay the premiums      - We will not pay a death benefit if your policy lapses.
                              needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------
                              Your policy may lapse due to     - Surrender charges affect the surrender value, which is a
                              surrender charges.                 measure we use to determine whether your policy will enter a grace period (and possibly lapse). A partial surrender will reduce the policy value, will reduce the death benefit and may terminate any of the DBG options.
                              --------------------------------------------------------------------------------------------------
                              You take a loan against your     - Taking a loan increases the risk that your policy will lapse,
                              policy.                            will have a permanent effect on the policy value, will reduce the death benefit and may terminate any of the DBG options.
                                                               - The lapse may have adverse tax consequences.
                              --------------------------------------------------------------------------------------------------
                              Your policy can lapse due to     - Your policy could lapse due to adverse investment experience if
                              poor investment performance.       neither the minimum initial premium period nor any of the DBG options are in effect and you do not pay premium needed to maintain coverage.
                              --------------------------------------------------------------------------------------------------

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   11

        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK     You drop another policy to buy   - You may pay surrender charges on the policy you drop.
                              this one.                        - This policy has surrender charges, which may extend beyond those in the policy you drop.
                                                               - You will be subject to new incontestability and suicide
                                                                 periods.
                                                               - You may be in a higher insurance risk-rating category now and you may pay higher premiums.
                                                               - If you drop the policy, if not part of an exchange under
                                                                 Section 1035 of the Code, there may be adverse tax consequences if your total policy value (before any loans) exceeds your investment in the policy.
                                                               - If you drop the policy as part of an exchange under Section
                                                                 1035 of the Code and there is a loan on the policy, there may be adverse tax consequences if your total policy value (before the loan) exceeds your investment in the policy.
                              --------------------------------------------------------------------------------------------------
                              You use cash values or           - If you borrow from another policy to buy this one, the loan
                              dividends from another policy      reduces the death benefit on the other policy. If you fail to
                              to buy this one.                   repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy lapses or is surrendered with a loan against it.
                                                               - If the exchange does not qualify as an exchange under Section
                                                                 1035 of the Code, there may be adverse tax consequences.
--------------------------------------------------------------------------------------------------------------------------------
TAX RISK                      Certain changes you make to the  - Federal income tax on earnings will apply to surrenders or
                              policy may cause it to become a    loans from a modified endowment contract or an assignment or
                              "modified endowment contract"      pledge of a modified endowment contract. Earnings come out
                              for federal income tax             first on surrenders or loans from a modified endowment contract
                              purposes.                          or an assignment or pledge of a modified endowment contract. If you are under age 59 1/2, a 10% penalty tax also may apply to these earnings.
                              --------------------------------------------------------------------------------------------------
                              If your policy lapses or is      - You will be taxed on any earnings generated in the policy --
                              fully surrendered with an          earnings in policy cash value and earnings previously taken via
                              outstanding policy loan, you       existing loans. It could be the case that a policy with a
                              may experience a significant       relatively small existing cash value could have significant
                              tax risk, especially if your       earnings that will be taxed upon lapse or surrender of the
                              policy is not a modified           policy.
                              endowment contract.
                              --------------------------------------------------------------------------------------------------
                              Congress may change current tax  - You could lose any or all of the specific federal income tax
                              law at any time.                   attributes and benefits of a life insurance policy including tax-deferred accrual of cash values, your ability to take
                              The interpretation of current      non-taxable distributions from the policy and income tax free
                              tax law is subject to change by    death benefits.
                              the Internal Revenue Service
                              (IRS) or the courts at any
                              time.
                              --------------------------------------------------------------------------------------------------
                              The policy may fail to qualify   - Income on the policy (as defined in Section 7702(g) of the
                              as life insurance for federal      Code) is taxable as ordinary income. Your beneficiary may have
                              income tax purposes.               to pay income tax on part or all of the death benefit.
--------------------------------------------------------------------------------------------------------------------------------

 12  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

        POLICY RISK                    WHAT IT MEANS                                    WHAT CAN HAPPEN
TAX RISK (CONTINUED)
                              The IRS may determine that you,  - You may be taxed on the income of each subaccount to the extent
                              not the Variable Account, are      of your investment.
                              the owner of the fund shares
                              held by our Variable Account.
                              --------------------------------------------------------------------------------------------------
                              You may buy this policy to fund  - The tax-deferred accrual of cash values provided by the policy
                              a tax-deferred retirement plan.    is unnecessary because tax deferral is provided by the
                                                                 tax-deferred retirement plan.
                              The investments in the           - If a policy fails to qualify as a life insurance policy because
                              subaccount are not adequately      it is not adequately diversified, the policyholder must include
                              diversified.                       in gross income the "income on the contract" (as defined in
                                                                 Section 7702(g) of the Code).
--------------------------------------------------------------------------------------------------------------------------------

Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   13

LOADS, FEES AND CHARGES

Policy charges compensate us for:

- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge has three parts:

SALES CHARGE: 7.25% of each premium payment. Partially compensates us for expenses in distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature.

PREMIUM TAX CHARGE: 2.5% of each premium payment. Compensates us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the average rate of 2.5% even though state premium taxes vary from 2.0% to 3.5%. This 2.5% rate may be different than the actual premium tax we expect to pay in your state.

FEDERAL TAX CHARGE: 1.25% of each premium payment. Compensates us for paying federal taxes resulting from the sale of the policy and is a reasonable charge in relation to our federal tax burden. We reserve the right to change the amount of this charge (except in Oregon) if applicable federal law changes our federal tax burden.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-85, DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 85," "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION

1. COST OF INSURANCE: the cost of providing the death benefit under your policy.

The cost of insurance for a policy month is calculated as: [A X (B - C)] + D where:

   "A" IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

 14  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

       We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.

   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy fee, the administrative charge, and any charges have reduced the policy value for optional riders;

   "D" IS ANY FLAT EXTRA INSURANCE CHARGES assessed as a result of special underwriting considerations.

2. POLICY FEE: $30 per month for the first 15 policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $30 per month in the first 15 policy years and $0 thereafter.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Operating Expenses.")

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge. The surrender charge is a contingent deferred issue and administration expense charge. It reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. We do not expect to make a profit on this charge. This charge is $4 per thousand dollars of initial specified amount. It remains level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for nonsmoker rates and female, insurance age 55, qualifying for nonsmoker rates. We assume the specified amount to be $1,000,000.

LAPSE OR SURRENDER         MAXIMUM
AT BEGINNING OF YEAR   SURRENDER CHARGE
          1               $4,000.00
          2                4,000.00
          3                4,000.00
          4                4,000.00
          5                4,000.00
          6                4,000.00
          7                3,600.00
          8                3,200.00
          9                2,800.00
         10                2,400.00
         11                2,000.00
         12                1,600.00
         13                1,200.00
         14                  800.00
         15                  400.00
         16                    0.00

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   15

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts -- a level guaranteed for the life of the policy. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

TRANSFER CHARGE

We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- surrender charges;

- cost of optional insurance benefits;

- policy fees;

- mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

 16  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under asset allocation programs we offer (see "Transfers Between the Fixed Account and Subaccounts" Portfolio Navigator Asset Allocation Program (PN Program) (available Dec. 10, 2007)") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   17
  subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and it affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this policy and other policies and contracts that we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and our affiliate issue. Please see the Statement of Additional Information (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts and their affiliates paid us or our affiliates in 2006.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").

  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy ("Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including but not limited to expense payments and non-cash compensation for various purposes including:

   - Compensating, training and educating sales representatives who sell the policies.

   - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

   - Providing sub-transfer agency and shareholder servicing to policy owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

   - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

 18  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  A I M Advisors, Inc.
Appreciation Fund, Series I   stocks of companies likely to benefit from new
Shares                        or innovative products, services or processes as
                              well as those with above-average growth and
                              excellent prospects for future growth. The fund
                              can invest up to 25% of its total assets in
                              foreign securities that involve risks not
                              associated with investing solely in the United
                              States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    A I M Advisors, Inc.
Fund, Series I Shares         in securities (including common stocks,
                              convertible securities and bonds) of small- and
                              medium-sized companies. The Fund may invest up
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Core Equity Fund,    Growth of capital. Invests normally at least 80%  A I M Advisors, Inc.
Series I Shares               of its net assets, plus the amount of any
                              borrowings for investment purposes, in equity
                              securities, including convertible securities of
                              established companies that have long-term
                              above-average growth in earnings and dividends
                              and growth companies that are believed to have
                              the potential for above-average growth in
                              earnings and dividends. The Fund may invest up
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Financial Services   Capital growth. Actively managed. Invests at      A I M Advisors, Inc.
Fund, Series I Shares (1)     least 80% of its net assets in the equity
                              securities and equity-related instruments of
                              companies involved in the financial services
                              sector. These companies include, but are not
                              limited to, banks, insurance companies,
                              investment and miscellaneous industries (asset
                              managers, brokerage firms, and
                              government-sponsored agencies and suppliers to
                              financial services companies).
AIM V.I. International        Long-term growth of capital. Invests primarily    A I M Advisors, Inc.
Growth Fund, Series II        in a diversified portfolio of international
Shares (1)                    equity securities, whose issuers are considered
                              to have strong earnings momentum. The fund may
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AIM V.I. Technology Fund,     Capital growth. The Fund is actively managed.     A I M Advisors, Inc.
Series I Shares (1)           Invests at least 80% of its net assets in equity
                              securities and equity-related instruments of
                              companies engaged in technology-related
                              industries. These include, but are not limited
                              to, various applied technologies, hardware,
                              software, semiconductors, telecommunications
                              equipment and services, and service-related
                              companies in information technology. Many of
                              these products and services are subject to rapid
                              obsolescence, which may lower the market value
                              of securities of the companies in this sector.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B) (1)                        that the Advisor deems to be undervalued.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   19

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B) (1)       of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
AllianceBernstein VPS Large   Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
Cap Growth Portfolio (Class   in equity securities of U.S. companies. Unlike
B) (1)                        most equity funds, the Portfolio focuses on a
                              relatively small number of intensively
                              researched companies.
American Century VP           Capital growth. Invests primarily in stocks of    American Century Global Investment
International, Class I        growing foreign companies in developed            Management, Inc.
                              countries.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class I                       secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Calvert Variable Series,      Income and capital growth. Invests primarily in   Calvert Asset Management Company, Inc.
Inc. Social Balanced          stocks, bonds and money market instruments which  (CAMCO), investment adviser. SSgA Funds
Portfolio                     offer income and capital growth opportunity and   Management, Inc. and New Amsterdam
                              which satisfy the investment and social           Partners, LLP are the investment
                              criteria.                                         subadvisers.
Columbia High Yield Fund,     High level of current income with capital         Columbia Management Advisors, LLC
Variable Series, Class B (1)  appreciation as a secondary objective when consistent with the goal of high current income.
                              The Fund normally invests at least 80% of its
                              net assets (plus any borrowings for investment
                              purposes) in high yielding corporate debt
                              securities, such as bonds, debentures and notes
                              that are rated below investment grade, or
                              unrated securities which the Fund's investment
                              advisor has determined to be of comparable
                              quality. No more than 10% of the Fund's total
                              assets will normally be invested in securities
                              rated CCC or lower by S&P or Caa or lower by
                              Moody's.
Credit Suisse Trust -         Total return. Invests in commodity- linked        Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed by a portfolio of
Portfolio (1)                 short-maturity investment-grade fixed income
                              securities normally having an average duration
                              of one year or less.
Credit Suisse Trust -         Maximum capital appreciation. Invests in U.S.     Credit Suisse Asset Management, LLC
Mid-Cap Core Portfolio        equity securities of "mid-cap" companies
                              selected using proprietary quantitative stock
(previously Credit Suisse     selection models rather than the more
Trust - Mid-Cap Growth        traditional fundamental analysis approach.
Portfolio)                    Maintains investment attributes similar to those
                              to the Standard & Poor's MidCap 400(R) Index and
                              intends to limit its divergence from that index
                              in terms of market, industry and sector
                              exposures.
Credit Suisse Trust - Small   Capital growth. Invests in equity securities of   Credit Suisse Asset Management, LLC
Cap Core I Portfolio          small U.S. growth companies selected using
                              proprietary quantitative stock selection models
(previously Credit Suisse     rather than the more traditional fundamental
Trust - Small Cap Growth      analysis approach.
Portfolio)

 20  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Eaton Vance VT Floating-      High level of current income. Non-diversified     Eaton Vance Management
Rate Income Fund (1)          mutual fund that normally invests primarily in
                              senior floating rate loans ("Senior Loans").
                              Senior Loans typically are of below investment
                              grade quality and have below investment grade
                              credit ratings, which ratings are associated
                              with having high risk, speculative
                              characteristics. Investments are actively
                              managed, and may be bought or sold on a daily
                              basis (although loans are generally held until
                              repaid). The investment adviser's staff monitors
                              the credit quality of the Fund holdings, as well
                              as other investments that are available. The
                              Fund may invest up to 25% of its total assets in
                              foreign securities and may engage in certain
                              hedging transactions.
Evergreen VA Fundamental      Capital growth with the potential for current     Evergreen Investment Management
Large Cap Fund - Class 2 (1)  income. Invests primarily in common stocks of     Company, LLC
                              large U.S. companies whose market
                              capitalizations measured at time of purchase
                              fall within the market capitalization range of
                              the companies tracked by the Russell 1000(R)
                              Index.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2 (1)           securities of companies whose value it believes   FMR Far East, sub- advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.
Fidelity(R) VIP Growth &      High total return through a combination of        FMR, investment manager; FMR U.K., FMR
Income Portfolio Service      current income and capital appreciation.          Far East, sub-investment advisers.
Class                         Normally invests a majority of assets in common
                              stocks with a focus on those that pay current
                              dividends and show potential for capital
                              appreciation. May invest in bonds, including
                              lower-quality debt securities, as well as stocks
                              that are not currently paying dividends, but
                              offer prospects for future income or capital
                              appreciation. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth"
                              stocks or "value" stocks or both.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Allocates assets     FMR, investment manager; FMR U.K., FMR
Portfolio Service Class       across different market sectors and maturities.   Far East, sub-investment advisers.
                              Normally invests primarily in common stocks.
                              Normally invests at least 80% of assets in
                              securities of companies with medium market
                              capitalizations. May invest in companies with
                              smaller or larger market capitalizations.
                              Invests in domestic and foreign issuers. The
                              Fund invests in either "growth" or "value"
                              common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     FMR, investment manager; FMR U.K., FMR
Portfolio Service Class       primarily in common stocks of foreign             Far East, Fidelity International
                              securities. Normally invests at least 80% of      Investment Advisors (FIIA) and FIIA
                              assets in non-U.S. securities.                    U.K., sub-investment advisers.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   21

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC,
Estate Securities             least 80% of its net assets in investments of     adviser; Franklin Advisers, Inc.,
Fund - Class 2                companies located anywhere in the world that      subadviser
                              operate in real estate sector.
(previously FTVIPT Franklin
Real Estate Fund - Class 2)
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary  Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
(1)                           equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent in risk arbitrage securities
                              and distressed companies.
FTVIPT Templeton Foreign      Long-term capital growth. The Fund normally       Templeton Investment Counsel, LLC
Securities Fund - Class 2     invests at least 80% of its net assets in
                              investments of issuers located outside the U.S.,
                              including those in emerging markets, and
                              normally invests predominantly in equity
                              securities.
Goldman Sachs VIT Mid Cap     Long-term capital appreciation. The Fund          Goldman Sachs Asset Management, L.P.
Value Fund - Institutional    invests, under normal circumstances, at least
Shares                        80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market capitalizations
                              (based upon shares available for trading on an
                              unrestricted basis) within the range of the
                              market capitalization of companies constituting
                              the Russell Midcap(R) Value Index at the time of
                              investment. If the market capitalization of a
                              company held by the Fund moves outside this
                              range, the Fund may, but is not required to,
                              sell the securities. The capitalization range of
                              the Russell Midcap(R) Value Index is currently
                              between $613 million and $18.3 billion. Although
                              the Fund will invest primarily in publicly
                              traded U.S. securities, it may invest up to 25%
                              of its Net Assets in foreign securities,
                              including securities of issuers in emerging
                              countries and securities quoted in foreign
                              currencies. The Fund may invest in the aggregate
                              up to 20% of its Net Assets in companies with
                              public stock market capitalizations outside the
                              range of companies constituting the Russell
                              Midcap(R) Value Index at the time of investment
                              and in fixed-income securities, such as
                              government, corporate and bank debt obligations.

 22  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital through a broadly     Goldman Sachs Asset Management, L.P.
Small Cap Equity              diversified portfolio of equity investments in
Fund - Institutional Shares   U.S. issuers. The Fund invests, under normal
                              circumstances, at least 80% of its net assets
                              plus any borrowings for investment purposes
                              (measured at time of purchase) ("Net Assets") in
                              a broadly diversified portfolio of equity
                              investments in small-cap U.S. issuers, including
                              foreign issuers that are traded in the United
                              States. However, it is currently anticipated
                              that, under normal circumstances the Fund will
                              invest at least 95% of its Net Assets in such
                              equity investments. These issuers will have
                              public stock market capitalizations (based upon
                              shares available for trading on an unrestricted
                              basis) similar to that of the range of the
                              market capitalizations of companies constituting
                              the Russell 2000(R) Index at the time of
                              investment. The Fund is not required to limit
                              its investments to securities in the Russell
                              2000(R) Index. In addition, if the market
                              capitalization of a company held by the Fund
                              moves outside this range, the Fund may, but is
                              not required to, sell the securities. The
                              capitalization range of the Russell 2000(R)
                              Index is currently between $31 million and $4
                              billion.
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
U.S. Equity                   The Fund invests, under normal circumstances, at
Fund - Institutional Shares   least 90% of its total assets (not including
                              securities lending collateral and any investment
                              of that collateral) measured at time of purchase
                              ("Total Assets") in a dividend portfolio of
                              equity investments in U.S. issuers, including
                              foreign companies that are traded in the United
                              States. However, it is currently anticipated
                              that, under normal circumstances, the Fund will
                              invest at least 95% of its net assets plus any
                              borrowings for investment purposes (measured at
                              the time of purchase) in such equity
                              investments. The Fund's investments are selected
                              using both a variety of quantitative techniques
                              and fundamental research in seeking to maximize
                              the Fund's expected return, while maintaining
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The Fund seeks a broad representation in most
                              major sectors of the U.S. economy and a
                              portfolio consisting of companies with average
                              long-term earnings growth expectations and
                              dividend yields. The Fund is not required to
                              limit its investments to securities in the S&P
                              500 Index. The Fund's investments in
                              fixed-income securities are limited to
                              securities that are considered cash equivalents.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   23

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Janus Aspen Series Global     Long-term growth of capital. Invests, under       Janus Capital
Technology Portfolio:         normal circumstances, at least 80% of its net
Service Shares                assets plus the amount of any borrowings for
                              investment purposes in securities of companies
                              that the portfolio manager believes will benefit
                              significantly from advances or improvements in
                              technology. It implements this policy by
                              investing primarily in equity securities of U.S.
                              and foreign companies selected for their growth
                              potential.
Janus Aspen Series            Long-term growth of capital. Invests, under       Janus Capital
International Growth          normal circumstances, at least 80% of its net
Portfolio: Service Shares     assets plus the amount of any borrowings for
                              investment purposes in securities of issuers
                              from at least five different countries,
                              excluding the United States. Although the
                              Portfolio intends to invest substantially all of
                              its assets in issuers located outside the United
                              States, it may at times invest in U.S. issuers
                              and under unusual circumstances, it may invest
                              all of its assets in fewer than five countries
                              or even a single country.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital
Growth Portfolio: Service     consistent with the preservation of capital.
Shares (1)                    Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.
Janus Aspen Series Mid Cap    Long-term growth of capital. Invests, under       Janus Capital
Growth Portfolio: Service     normal circumstances, at least 80% of its net
Shares                        assets plus the amount of any borrowings for
                              investment purposes in equity securities of
                              mid-sized companies whose market capitalization
                              falls, at the time of initial purchase, in the
                              12-month average of the capitalization ranges of
                              the Russell Midcap Growth Index.
Lazard Retirement             Long-term capital appreciation. Invests           Lazard Asset Management, LLC
International Equity          primarily in equity securities, principally
Portfolio - Service Shares    common stocks, of relatively large non-U.S.
                              companies with market capitalizations in the
                              range of the Morgan Stanley Capital
                              International (MSCI) Europe, Australia and Far
                              East (EAFE(R)) Index that the Investment Manager
                              believes are undervalued based on their
                              earnings, cash flow or asset values.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies).
MFS(R) New Discovery          Capital appreciation. Invests in stocks of        MFS Investment Management(R)
Series - Service Class        companies MFS believes to have above average
                              earnings growth of potential compared to other
                              companies (growth companies).
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class (1)             the fund's net assets in securities of issuers
                              in the utilities industry.

 24  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares (1)                    that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares (1)                    that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares (1)   from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class (1)                     management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR
                              Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                              Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.
Putnam VT Health Sciences     Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Fund - Class IB Shares (1)    by investing mainly in common stocks of
                              companies in the health sciences industries,
                              with a focus on growth stocks. Under normal
                              circumstances, the fund invests at least 80% of
                              its net assets in securities of (a) companies
                              that derive at least 50% of their assets,
                              revenues or profits from the pharmaceutical,
                              health care services, applied research and
                              development and medical equipment and supplies
                              industries, or (b) companies Putnam Management
                              thinks have the potential for growth as a result
                              of their particular products, technology,
                              patents or other market advantages in the health
                              sciences industries.
Putnam VT High Yield          High current income. Capital growth is a          Putnam Investment Management, LLC
Fund - Class IB Shares        secondary goal when consistent with achieving
                              high current income. The fund pursues its goal
                              by investing mainly in bonds that (i) are
                              obligations of U.S. companies, (ii) are below
                              investment-grade in quality and (iii) have
                              intermediate to long-term maturities (three
                              years or longer). Under normal circumstances,
                              the fund invests at least 80% of its net assets
                              in securities rated below investment-grade.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   25

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Putnam VT International       Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Equity Fund - Class IB        by investing mainly in common stocks of
Shares (1)                    companies outside the United States that Putnam
                              Management believes have favorable investment
                              potential. Under normal circumstances, the fund
                              invests at least 80% of its net assets in equity
                              investments.
Putnam VT International New   Long-term capital appreciation. The fund pursues  Putnam Investment Management, LLC
Opportunities Fund - Class    its goal by investing mainly in common stocks of
IB Shares                     companies outside the United States with a focus
                              on growth stocks.
Putnam VT New Opportunities   Long-term capital appreciation. The fund pursues  Putnam Investment Management, LLC
Fund - Class IA Shares        its goal by investing mainly in common stocks of
                              U.S. companies, with a focus on growth stocks.
Putnam VT Vista Fund - Class  Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
IB Shares                     by investing mainly in common stocks of U.S.
                              companies, with a focus on growth stocks.
RiverSource Variable          Maximum total investment return through a         RiverSource Investments
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              total assets in foreign investments.
RiverSource Variable          Maximum current income consistent with liquidity  RiverSource Investments
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.
RiverSource Variable          High total return through current income and      RiverSource Investments
Portfolio - Core Bond Fund    capital appreciation. Under normal market
(1)                           conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              Although the Fund is not an index fund, it
                              invests primarily in securities like those
                              included in the Lehman Brothers Aggregate Bond
                              Index ("the Index"), which are investment grade
                              and denominated in U.S. dollars. The Index
                              includes securities issued by the U.S.
                              government, corporate bonds, and mortgage- and
                              asset-backed securities. The Fund will not
                              invest in securities rated below investment
                              grade, although it may hold securities that have
                              been downgraded.

 26  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RiverSource Variable          High level of current income while attempting to  RiverSource Investments
Portfolio - Diversified Bond  conserve the value of the investment and
Fund                          continuing a high level of income for the
                              longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds.
RiverSource Variable          High level of current income and, as a secondary  RiverSource Investments
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend-paying common and
                              preferred stocks. The fund may invest up to 25%
                              of its total assets in foreign investments.
RiverSource Variable          Long-term capital growth. The Fund's assets are   RiverSource Investments, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund                          emerging market companies. Under normal market    indirect wholly-owned subsidiary of
                              conditions, at least 80% of the Fund's net        Ameriprise Financial, subadviser.
                              assets will be invested in securities of
                              companies that are located in emerging market
                              countries, or that earn 50% of more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RiverSource Variable          Long-term capital growth. The Fund's assets are   RiverSource Investments, adviser; Davis
Portfolio - Fundamental       primarily invested in equity securities of U.S.   Selected Advisers, L.P., subadviser
Value Fund (1)                companies. Under normal market conditions, the
                              Fund's net assets will be invested primarily in
                              companies with market capitalizations of at
                              least $5 billion at the time of the Fund's
                              investment.
RiverSource Variable          High total return through income and growth of    RiverSource Investments
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers (which may include issuers
                              located in emerging markets). Under normal
                              market conditions, the Fund invests at least 80%
                              of its net assets in investment-grade corporate
                              or government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RiverSource Variable          Total return that exceeds the rate of inflation   RiverSource Investments
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
(1)                           least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   27

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RiverSource Variable          Long-term capital growth. Invests primarily in    RiverSource Investments
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its total assets in foreign
                              investments.
RiverSource Variable          High current income, with capital growth as a     RiverSource Investments
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.
RiverSource Variable          High total return through current income and      RiverSource Investments
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund (1)        conditions, the Fund's assets are invested
                              primarily in income-producing debt securities,
                              with an emphasis on the higher rated segment of
                              the high-yield (junk bond) market. These income-
                              producing debt securities include corporate debt
                              securities as well as bank loans. The Fund will
                              purchase only securities believed to be of the
                              same quality. If a security falls below a B
                              rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in
                              foreign investments.
RiverSource Variable          Capital appreciation. Invests primarily in        RiverSource Investments, adviser;
Portfolio - International     equity securities of foreign issuers that offer   Threadneedle International Limited, an
Opportunity Fund              strong growth potential. The Fund may invest in   indirect wholly-owned subsidiary of
                              developed and in emerging markets.                Ameriprise Financial, subadviser.
RiverSource Variable          Long-term growth of capital. Under normal market  RiverSource Investments
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              also invest in income-producing equity
                              securities and preferred stocks.
RiverSource Variable          Long-term growth of capital. Under normal market  RiverSource Investments
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund (1)                      net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks.
RiverSource Variable          Growth of capital. Under normal market            RiverSource Investments
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of mid
                              capitalization companies. The investment manager
                              defines mid-cap companies as those whose market
                              capitalization (number of shares outstanding
                              multiplied by the share price) falls within the
                              range of the Russell Mid Cap(R) Growth Index.


 28  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
RiverSource Variable          Long-term growth of capital. Under normal         RiverSource Investments
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund (1)                      its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index.
RiverSource Variable          Long-term capital appreciation. The Fund seeks    RiverSource Investments
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of large
                              capitalization companies that represent a broad
                              spectrum of the U.S. economy.
RiverSource Variable          Long-term growth of capital. Invests primarily    RiverSource Investments, adviser;
Portfolio - Select Value      in equity securities of mid-cap companies as      Systematic Financial Management, L.P.
Fund (1)                      well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap       sub-advisers
                              companies to be either those with a market
                              capitalization of up to $10 billion or those
                              whose market capitalization falls within range
                              of the Russell 3000(R) Value index.
RiverSource Variable          High level of current income and safety of        RiverSource Investments
Portfolio - Short Duration    principal consistent with an investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RiverSource Variable          Long-term capital growth. Under normal market     RiverSource Investments, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       subadviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
RiverSource Variable          Long-term capital appreciation. Under normal      RiverSource Investments, adviser; River
Portfolio - Small Cap Value   market conditions, at least 80% of the Fund's     Road Asset Management, LLC, Donald
Fund (1)                      net assets will be invested in small cap          Smith & Co., Inc., Franklin Portfolio
                              companies with market capitalization, at the      Associates LLC, Barrow, Hanley,
                              time of investment, of up to $2.5 billion or      Mewhinney & Strauss, Inc. and Denver
                              that fall within the range of the Russell         Investment Advisors LLC, subadvisers.
                              2000(R) Value Index.
Royce Micro-Cap               Long-term growth of capital. Invests primarily    Royce & Associates, LLC
Portfolio - Investment Class  in a broadly diversified portfolio of equity securities issued by micro-cap companies
                              (companies with stock market capitalizations
                              below $500 million).

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   29

FUND                          INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER
Third Avenue Value Portfolio  Long-term capital appreciation. Invests           Third Avenue Management LLC
                              primarily in common stocks of well-financed
                              companies, meaning companies without significant
                              liabilities in comparison to their liquid
                              resources at a discount to what the Adviser
                              believes is their intrinsic value.
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares (1)           preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares (1)                    the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              foreign real estate companies.                    sub-advisers.
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares (1)                    cap companies and foreign companies, including
                              emerging market securities.
Wanger International Small    Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Opportunity Fund (1)          principally in equity securities of               adviser; Wells Capital Management
                              medium-capitalization companies, defined as       Incorporated, sub-adviser.
                              those within the range of market capitalizations
                              of companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency forward contracts. However,
                              under normal circumstances, we will not engage
                              in extensive foreign currency hedging.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund (1)     principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.

(1) These funds are available under all policies effective Dec. 10, 2007.

PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each

 30 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or,

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. These reallocations will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   31

PURCHASING YOUR POLICY

APPLICATION

Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;

- designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

AGE LIMIT: In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy In
Force - Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-85, DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

 32  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

- additional net premiums allocated to the subaccounts;

- transfers into or out of the subaccounts;

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   33

- partial surrenders and partial surrender fees;

- surrender charges; and/or

- monthly deductions.

Accumulation unit values will fluctuate due to:

- changes in underlying fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is:

- 4 years if the youngest insured's insurance age is 20-29

- 3 years if the youngest insured's insurance age is 30-39

- 2 years if the youngest insured's insurance age is 40-49

- 1 year if the youngest insured's insurance age is 50 and over

 34  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

DEATH BENEFIT GUARANTEES

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following two DBG options:

DEATH BENEFIT GUARANTEE TO AGE 85

If you wish to pay a lower premium and are satisfied to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 85 (or 15 policy years, if later) regardless of investment performance, you should pay at least the DBG-85 premiums.

The DBG-85 provides that your policy will remain in force until the youngest insured reaches attained insurance age 85 (or 15 policy years, if later) even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-85 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-85 premiums due since the policy date.

The DBG-85 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-85 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-85 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-85 cannot be reinstated.

DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-85 will be in effect. If the DBG-85 and the DBG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

PLEASE NOTE: In Maryland and Massachusetts the DBG-85 and DBG-100 are not available.

GRACE PERIOD

If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the DBGs nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   35

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

- payment of a premium that will keep the policy in force for at least three months (one month in Virginia);

- payment of the monthly deductions that were not collected during the grace period; and

- payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Georgia, Oklahoma, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement (except in Virginia) to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

For two years (18 months in Maryland) after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- the applicable percentage of the policy value.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or

- the applicable percentage of policy value.

EXAMPLE                                                          OPTION 1           OPTION 2
 Specified amount                                               $1,000,000         $1,000,000
 Policy value                                                   $   50,000         $   50,000
 Death benefit                                                  $1,000,000         $1,050,000
 Policy value increases to                                      $   80,000         $   80,000
 Death benefit                                                  $1,000,000         $1,080,000
 Policy value decreases to                                      $   30,000         $   30,000
 Death benefit                                                  $1,000,000         $1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have

 36 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit amount will be the cash surrender value.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction because the cost of insurance charges depends upon the specified amount.

- Minimum monthly premium.

- Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to decrease the specified amount at any time. Decreases in specified amount may have tax implications, discussed in the section "Modified Endowment Contracts" under "Federal Taxes."

DECREASES: Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.

- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   37
the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS

Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

 38  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

- limiting the dollar amount that you may transfer at any one time; or

- suspending the transfer privilege.

Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIERS AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   39

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

- For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

- For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- None.

From the fixed account to a subaccount:

- Entire fixed account balance minus any outstanding indebtedness.

CHARGE FOR TRANSFERS

You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than five transfers by mail or telephone per policy year. In addition to transfers by mail or phone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the PN Program, you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging").

AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The charge for transfers provision above does not apply to automated transfers.)

- You may make automated transfers by choosing a schedule we provide.

 40  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS


By investing an equal                                                                                NUMBER
number of dollars each                           AMOUNT                  ACCUMULATION                OF UNITS
month...                    MONTH                INVESTED                UNIT VALUE                  PURCHASED
                             Jan                   $100                      $20                       5.00
                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price
is low...
                             Mar                    100                       17                       5.88
                             Apr                    100                       15                       6.67
                             May                    100                       16                       6.25
                             June                   100                       18                       5.56
                             July                   100                       17                       5.88
and fewer units
when the per unit
market price is high.
                             Aug                    100                       19                       5.26
                             Sept                   100                       21                       4.76
                             Oct                    100                       20                       5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


When a PN Program model portfolio is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio then in effect. If you change to a different model portfolio or are reallocated according to an updated version of your existing model portfolio ("Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program (available Dec. 10, 2007)"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.


ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the charge for transfers provision above.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program (available Dec. 10, 2007)").

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   41

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (AVAILABLE DEC. 10, 2007)

The PN Program allows you to allocate your policy value to a PN Program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, that represent various asset classes (allocation options). You may also allocate a portion of your policy values and premiums to the fixed account while you participate in the PN Program. The PN Program also allows you to periodically update your model portfolio or transfer to a different model portfolio.


You may elect to participate in the PN Program at any time at no additional charge. You may cancel your participation in the PN Program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN Program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN Program. Transfers do not cancel the PN Program. Your participation in the PN Program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN Program information, including the terms of the PN Program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN Program.


SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each policy owner participating in the PN Program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN Program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of the RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to policy owners at the time they enroll in the PN Program.

Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your policy. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in the model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to RiverSource Variable Portfolio Funds, we may have an incentive to identify RiverSource Variable Portfolio Funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role RiverSource Investments may, from time to time,

 42 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolio, and our identification of the universe of allocations options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent rather than participants in the PN Program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN Program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts that make up that model portfolio. By participating in the PN Program, you instruct us to invest your policy value in the subaccounts according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.

If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN Program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.

You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN Program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your policy value, less the amounts allocated to the fixed account is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do notify us otherwise, you will be deemed to have instructed us to reallocate your policy value, less the amounts allocated to the fixed account to the updated model portfolio. If you do not want your policy value, less the amounts allocated to the fixed account to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   43

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio at any time during your policy year by written request on an authorized form or by another method agreed to by us. We limit the number of changes to your model portfolio to two per policy year. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.


We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial premium payment we accept;

- cancel required participation in the program after 30 days' written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

RISKS. Asset allocation through the PN Program does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.

By spreading your policy value among various allocation options under the PN Program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your policy value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

POLICY LOANS

You may borrow against your policy by written or telephone request ("See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) (Loans by telephone are limited to $50,000). Generally, we will process your loan within seven days after we receive your request at our home office (for exception -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

- In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

- In Virginia, 90% of the policy value minus surrender charges.

- For phone requests, the maximum loan amount is $50,000.

 44  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-85, the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 85% of the policy's cash surrender value. Partial surrenders by telephone are limited to $50,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   45

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the DBG-85, the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

1  BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2  BY PHONE

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (TOLL FREE)
TTY service for the hearing impaired:
(800) 258-8846 (TOLL FREE)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

- you surrender the policy; or

- the last surviving insured dies; or

- the youngest insured attains insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

 46  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, we must make payments under all options to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 10, 15, or 20 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.

As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax.

DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test in Section 817(h) of the Code. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   47

RIVERSOURCE LIFE'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and generally is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age
59 1/2.

 48  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

SOURCE OF PROCEEDS                                  TAXABLE PORTION OF PRE-DEATH PROCEEDS
----------------------------------------------------------------------------------------------------------------
NON-MODIFIED ENDOWMENT CONTRACTS:
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings
                                                    generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be
                                                    the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed
                                                    upon surrender of the policy.
Lapse:                                              Any outstanding indebtedness minus your investment in the
                                                    policy.(1) You will be taxed on any earnings generated in
                                                    the policy -- earnings in policy cash value and earnings
                                                    previously taken via existing loans. It could be the case
                                                    that a policy with a relatively small existing cash value
                                                    could have significant earnings that will be taxed upon
                                                    lapse of the policy.
Partial surrenders:                                 Generally, if the amount received is greater than your
                                                    investment in the policy,(1) the amount in excess of your
                                                    investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial
                                                    surrender results in or is necessitated by a reduction in
                                                    benefits.
Policy loans and assignments and pledges:           None.(2)
MODIFIED ENDOWMENT CONTRACTS(3):
Full surrender:                                     Amount received plus any indebtedness, minus your investment in the policy.(1)
Lapse:                                              Any outstanding indebtedness minus your investment in the
                                                    policy.(1)
Partial surrenders:                                 Lesser of:
                                                    - the amount received; or
                                                    - policy value minus your investment in the policy.(1)
Policy loans and assignments and pledges:           Lesser of:
                                                    - the amount of the loan/assignment; or
                                                    - policy value minus your investment in the policy.(1)
PAYMENT OPTIONS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT CONTRACTS):        OPTION A FOR PRE-DEATH PROCEEDS: Taxed as full surrender
                                                    (and may be subject to additional 10% penalty tax if
                                                    modified endowment contracts). Interest taxed (and not
                                                    subject to additional 10% penalty tax).
                                                    OPTIONS B AND C FOR PRE-DEATH PROCEEDS: Portion of each
                                                    payment taxed and portion considered a return on investment in the policy(1) and not taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial
                                                    surrender (and may be subject to additional 10% penalty tax if modified endowment contracts). Payments made after the
                                                    investment in the policy(1) is fully recovered are taxed. If the policy is a modified endowment contract, those payments may be subject to an additional 10% penalty tax.
----------------------------------------------------------------------------------------------------------------

(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.
(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.

MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   49

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.

REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

- the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)); or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

POLICY SPLIT OPTION RIDER: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.

INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after October 15, 1995, on certain policy loans only for key person insurance purchased by employers. Other significant limitations apply.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in

 50 RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.

EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about new requirements that business owners/employer's must meet regarding employer-owned life insurance (EOLI). An EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.

The PPA created a new section of the Federal tax code, IRC Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in IRC Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance contract(s). These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.

SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.

In Treasury Decision 9092 (T.D. 9092), the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements (Section 162 of the Code) or key-person plans.

MUTUALLY EXCLUSIVE REGIMES

In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.

I. ECONOMIC BENEFIT SPLIT DOLLAR -- "For these arrangements, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non-owner" (T.D. 9092). Section 1.61-22(d) of the Code provides that the possible economic benefit provided to the non-owner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non-owner, and (3) the transfer of the policy to the non-owner.

Under Section 1.61-22(d)(2) of the Code, in addition to the amount of any current life insurance protection provided to the non-owner, the owner and the non-owner must also account fully and consistently for the amount of policy cash value to which the non-owner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non-owner (to the extent not actually taken into account for a prior taxable year).

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under Section 1.7872-15 of the Code, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated,

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   51
respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to Section 7872 of the Code. If the split dollar loan provides for sufficient interest, then, except as provided in
Section 7872 of the Code, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under 1271 and 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.

EOLI REQUIREMENTS MAY APPLY

For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see EOLI section above). Discuss your situations with appropriate legal counsel.

TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax advisers.

DISTRIBUTION OF THE POLICY

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY

- Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the policy.

- The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS

- We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 77% of the initial target premium (annualized) in the first three years when the policy is sold, plus 3.3% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.

- We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

- In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

   -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

   -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

 52  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

   -- providing services to policy owners; and

   -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS

- We pay the commissions and other compensation described above from our assets.

- Our assets may include:

   -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

   -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

   -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

   -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   -- fees and expenses we collect from policy owners, including surrender charges; and

   -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

- To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

LEGAL PROCEEDINGS

RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, FINRA and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition,

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   53
results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

- Cost of insurance charges;

- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.04% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our nonsmoker risk classification, and a female, age 55, in our nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $15,000 is paid in full at the beginning of each policy year. Results would differ if:

- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

 54  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION

INITIAL SPECIFIED AMOUNT $1,000,000                        CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $15,000
                     MALE -- INSURANCE AGE 55 -- NONSMOKER
                    FEMALE -- INSURANCE AGE 55 -- NONSMOKER
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                   DEATH BENEFIT                                POLICY VALUE
END OF    WITH ANNUAL            ASSUMING HYPOTHETICAL GROSS                 ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST              ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%              12%          0%             6%             12%
---------------------------------------------------------------------------------------------------------------
   1          15,750      1,000,000       1,000,000        1,000,000     12,618          13,404          14,189
   2          32,288      1,000,000       1,000,000        1,000,000     24,993          27,353          29,808
   3          49,652      1,000,000       1,000,000        1,000,000     37,015          41,753          46,880
   4          67,884      1,000,000       1,000,000        1,000,000     48,582          56,511          65,437
   5          87,029      1,000,000       1,000,000        1,000,000     59,818          71,762          85,755
   6         107,130      1,000,000       1,000,000        1,000,000     70,514          87,306         107,792
   7         128,237      1,000,000       1,000,000        1,000,000     80,796         103,277         131,848
   8         150,398      1,000,000       1,000,000        1,000,000     90,460         119,486         157,928
   9         173,668      1,000,000       1,000,000        1,000,000     99,527         135,957         186,266
  10         198,102      1,000,000       1,000,000        1,000,000    108,016         152,719         217,122
  15         339,862      1,000,000       1,000,000        1,000,000    141,074         240,652         419,480
  20         520,789      1,000,000       1,000,000        1,000,000    158,995         338,367         746,019
  25         751,702      1,000,000       1,000,000        1,350,208    144,879         437,435       1,285,912
  30       1,046,412      1,000,000       1,000,000        2,255,641     37,204         506,741       2,148,230
  35       1,422,545             --       1,000,000        3,667,857         --         479,122       3,493,198
  40       1,902,596             --       1,000,000        5,841,591         --         228,081       5,563,420
  45       2,515,277             --              --        8,911,756         --              --       8,823,521
---------------------------------------------------------------------------------------------------------------


                  CASH SURRENDER VALUE
END OF        ASSUMING HYPOTHETICAL GROSS
POLICY        ANNUAL INVESTMENT RETURN OF
YEAR       0%             6%             12%
------
   1       8,618           9,404          10,189
   2      20,993          23,353          25,808
   3      33,015          37,753          42,880
   4      44,582          52,511          61,437
   5      55,818          67,762          81,755
   6      66,914          83,706         104,192
   7      77,596         100,077         128,648
   8      87,660         116,686         155,128
   9      97,127         133,557         183,866
  10     106,016         150,719         215,122
  15     141,074         240,652         419,480
  20     158,995         338,367         746,019
  25     144,879         437,435       1,285,912
  30      37,204         506,741       2,148,230
  35          --         479,122       3,493,198
  40          --         228,081       5,563,420
  45          --              --       8,823,521
------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   55

ILLUSTRATION
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $1,000,000                     GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $15,000
                     MALE -- INSURANCE AGE 55 -- NONSMOKER
                    FEMALE -- INSURANCE AGE 55 -- NONSMOKER
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                DEATH BENEFIT                           POLICY VALUE
END OF    WITH ANNUAL         ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST           ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%            6%           12%          0%          6%          12%
----------------------------------------------------------------------------------------------------
   1          15,750      1,000,000     1,000,000     1,000,000     12,618      13,404        14,189
   2          32,288      1,000,000     1,000,000     1,000,000     24,993      27,353        29,808
   3          49,652      1,000,000     1,000,000     1,000,000     37,015      41,753        46,880
   4          67,884      1,000,000     1,000,000     1,000,000     48,582      56,511        65,437
   5          87,029      1,000,000     1,000,000     1,000,000     59,818      71,762        85,755
   6         107,130      1,000,000     1,000,000     1,000,000     70,514      87,306       107,792
   7         128,237      1,000,000     1,000,000     1,000,000     80,796     103,277       131,848
   8         150,398      1,000,000     1,000,000     1,000,000     90,460     119,486       157,928
   9         173,668      1,000,000     1,000,000     1,000,000     99,527     135,957       186,266
  10         198,102      1,000,000     1,000,000     1,000,000    107,911     152,616       217,022
  15         339,862      1,000,000     1,000,000     1,000,000    135,636     235,122       414,287
  20         520,789      1,000,000     1,000,000     1,000,000    124,627     303,963       719,332
  25         751,702      1,000,000     1,000,000     1,289,351     16,548     312,093     1,227,953
  30       1,046,412             --     1,000,000     2,138,103         --     140,742     2,036,288
  35       1,422,545             --            --     3,428,779         --          --     3,265,503
  40       1,902,596             --            --     5,322,889         --          --     5,069,418
  45       2,515,277             --            --     7,839,314         --          --     7,761,697
----------------------------------------------------------------------------------------------------


               CASH SURRENDER VALUE
END OF     ASSUMING HYPOTHETICAL GROSS
POLICY     ANNUAL INVESTMENT RETURN OF
YEAR       0%          6%          12%
------
   1       8,618       9,404        10,189
   2      20,993      23,353        25,808
   3      33,015      37,753        42,880
   4      44,582      52,511        61,437
   5      55,818      67,762        81,755
   6      66,914      83,706       104,192
   7      77,596     100,077       128,648
   8      87,660     116,686       155,128
   9      97,127     133,557       183,866
  10     105,911     150,616       215,022
  15     135,636     235,122       414,287
  20     124,627     303,963       719,332
  25      16,548     312,093     1,227,953
  30          --     140,742     2,036,288
  35          --          --     3,265,503
  40          --          --     5,069,418
  45          --          --     7,761,697
------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 56  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later). This feature is in effect if you meet certain premium payment requirements (except in Maryland and Massachusetts).

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) PREMIUM: The premium required to keep the DBG-85 in effect. The DBG-85 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (except in Maryland and Massachusetts).

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT VALUATION DATE: The date of the last surviving insured's death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured's death.

FIXED ACCOUNT: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entities to which, or individuals to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

            RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS   57

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater the cash surrender value.

- On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life expects will have similar mortality experience.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI). The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

 58  RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE -- PROSPECTUS

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

    Additional information about RiverSource Variable Life Separate Account (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits,
  cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or
           RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                       RiverSource Life Insurance Company
            70100 Ameriprise Financial Center, Minneapolis, MN 55474
                                 (800) 862-7919
                         riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
 (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC,
                  100 F Street, N.E., Washington, D.C. 20549.

                     Investment Company Act File #811-4298

            (C) 2007 Ameriprise Financial, Inc. All rights reserved.

S-6196 V (11/07)

                 PROSPECTUS SUPPLEMENT DATED NOVEMBER 23, 2007*


PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE   S-6202 K (5/07)


THE INFORMATION IN THIS SUPPLEMENT IS EFFECTIVE ON DECEMBER 10, 2007.

The information in this supplement updates and amends certain information contained in the variable life insurance policy prospectus listed above. Please read it carefully and keep it with your variable life insurance policy prospectus.


THE "ANNUAL OPERATING EXPENSES OF THE FUNDS" SECTION ON PGS. 5 AND 6 OF PROSPECTUS IS REPLACED WITH THE FOLLOWING:


ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.51%                         1.86%

(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                              ACQUIRED FUND                     GROSS TOTAL
                                MANAGEMENT      12B-1         OTHER              FEES AND                          ANNUAL
                                   FEES          FEES        EXPENSES           EXPENSES**                        EXPENSES
 AIM V.I. Capital                  0.61%           --%         0.30%                 --%                   0.91%(1)
 Appreciation Fund, Series I
 Shares
 AIM V.I. Capital Development      0.75            --          0.34                0.01                    1.10(1),(2)
 Fund, Series I Shares
 AIM V.I. Core Equity Fund,        0.61            --          0.28                0.02                    0.91(1)
 Series I Shares
 AIM V.I. Financial Services       0.75            --          0.37                0.01                    1.13(1),(15)
 Fund, Series I Shares
 AIM V.I. International            0.72          0.25          0.38                0.01                    1.36(1),(15)
 Growth Fund, Series II
 Shares
 AIM V.I. Technology Fund,         0.75            --          0.37                  --                    1.12(1),(15)
 Series I Shares
 AllianceBernstein VPS Growth      0.55          0.25          0.06                  --                    0.86(15)
 and Income Portfolio (Class
 B)
 AllianceBernstein VPS             0.75          0.25          0.10                  --                    1.10(15)
 International Value
 Portfolio (Class B)
 AllianceBernstein VPS Large       0.75          0.25          0.08                  --                    1.08(15)
 Cap Growth Portfolio (Class
 B)
 American Century VP               1.23            --            --                  --                    1.23
 International, Class I
 American Century VP Value,        0.93            --            --                  --                    0.93
 Class I
 Calvert Variable Series,          0.70            --          0.21                  --                    0.91
 Inc. Social Balanced
 Portfolio
 Columbia High Yield Fund,         0.55          0.25          0.32                  --                    1.12(3),(15)
 Variable Series, Class B
 Credit Suisse                     0.50          0.25          0.51                  --                    1.26(4),(15)
 Trust -- Commodity Return
 Strategy Portfolio
 Credit Suisse                     0.75            --          0.59                  --                    1.34(4)
 Trust -- Mid-Cap Core
 Portfolio
 Credit Suisse Trust -- Small      0.88            --          0.23                  --                    1.11
 Cap Core I Portfolio
 Eaton Vance VT Floating-Rate      0.57          0.25          0.37                  --                    1.19(15)
 Income Fund




THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6202-4 A (11/07)


* Destroy: May 1, 2008.

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                              ACQUIRED FUND                     GROSS TOTAL
                                MANAGEMENT      12B-1         OTHER              FEES AND                          ANNUAL
                                   FEES          FEES        EXPENSES           EXPENSES**                        EXPENSES
 Evergreen VA Fundamental          0.57%         0.25%         0.17%               0.01%                   1.00%(15)
 Large Cap Fund - Class 2
 Fidelity(R) VIP                   0.57          0.25          0.09                  --                    0.91(15)
 Contrafund(R) Portfolio
 Service Class 2
 Fidelity(R) VIP Growth &          0.47          0.10          0.13                  --                    0.70
 Income Portfolio Service
 Class
 Fidelity(R) VIP Mid Cap           0.57          0.10          0.11                  --                    0.78
 Portfolio Service Class
 Fidelity(R) VIP Overseas          0.72          0.10          0.16                  --                    0.98
 Portfolio Service Class
 FTVIPT Franklin Global Real       0.47          0.25          0.03                  --                    0.75(5)
 Estate Securities
 Fund - Class 2
 FTVIPT Franklin Small Cap         0.51          0.25          0.17                0.03                    0.96(6)
 Value Securities
 Fund - Class 2
 FTVIPT Mutual Shares              0.60          0.25          0.21                  --                    1.06(15)
 Securities Fund - Class 2
 FTVIPT Templeton Foreign          0.63          0.25          0.15                0.03                    1.06(6)
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap         0.80            --          0.07                  --                    0.87(7)
 Value Fund - Institutional
 Shares
 Goldman Sachs VIT Structured      0.75            --          0.24                  --                    0.99(7),(8)
 Small Cap Equity
 Fund - Institutional Shares
 Goldman Sachs VIT Structured      0.65            --          0.07                  --                    0.72(7)
 U.S. Equity
 Fund - Institutional Shares
 Janus Aspen Series Global         0.64          0.25          0.19                0.02                    1.10
 Technology Portfolio:
 Service Shares
 Janus Aspen Series                0.64          0.25          0.07                  --                    0.96
 International Growth
 Portfolio: Service Shares
 Janus Aspen Series Large Cap      0.64          0.25          0.05                  --                    0.94(15)
 Growth Portfolio: Service
 Shares
 Janus Aspen Series Mid Cap        0.64          0.25          0.06                  --                    0.95
 Growth Portfolio: Service
 Shares
 Lazard Retirement                 0.75          0.25          0.19                  --                    1.19
 International Equity
 Portfolio - Service Shares
 MFS(R) Investors Growth           0.75          0.25          0.12                  --                    1.12
 Stock Series - Service Class
 MFS(R) New Discovery              0.90          0.25          0.13                  --                    1.28
 Series - Service Class
 MFS(R) Utilities                  0.75          0.25          0.11                  --                    1.11(15)
 Series - Service Class
 Oppenheimer Global                0.62          0.25          0.04                  --                    0.91(9),(15)
 Securities Fund/VA, Service
 Shares
 Oppenheimer Main Street           0.72          0.25          0.03                  --                    1.00(9),(15)
 Small Cap Fund/VA, Service
 Shares
 Oppenheimer Strategic Bond        0.62          0.25          0.02                  --                    0.89(9),(15)
 Fund/VA, Service Shares
 PIMCO VIT All Asset               0.18          0.25          0.25                0.61                    1.29(15)
 Portfolio, Advisor Share
 Class
 Putnam VT Health Sciences         0.70          0.25          0.15                  --                    1.10(15)
 Fund - Class IB Shares
 Putnam VT High Yield              0.68          0.25          0.12                0.01                    1.06(10)
 Fund - Class IB Shares
 Putnam VT International           0.74          0.25          0.19                  --                    1.18(15)
 Equity Fund - Class IB
 Shares
 Putnam VT International New       1.00          0.25          0.24                  --                    1.49(10)
 Opportunities Fund - Class
 IB Shares
 Putnam VT New Opportunities       0.62            --          0.09                  --                    0.71
 Fund - Class IA Shares
 Putnam VT Vista Fund - Class      0.65          0.25          0.15                  --                    1.05
 IB Shares
 RiverSource(R) Variable           0.56          0.13          0.15                  --                    0.84(11),(12)
 Portfolio - Balanced Fund
 RiverSource(R) Variable           0.33          0.13          0.14                  --                    0.60(11)
 Portfolio - Cash Management
 Fund
 RiverSource(R) Variable           0.48          0.13          0.32                  --                    0.93(11),(13),(15)
 Portfolio - Core Bond Fund
 RiverSource(R) Variable           0.46          0.13          0.15                  --                    0.74(11)
 Portfolio - Diversified Bond
 Fund
 RiverSource(R) Variable           0.64          0.13          0.14                  --                    0.91(11),(12)
 Portfolio - Diversified
 Equity Income Fund
 RiverSource(R) Variable           1.13          0.13          0.25                  --                    1.51(11),(12)
 Portfolio - Emerging Markets
 Fund
 RiverSource(R) Variable           0.72          0.13          0.17                  --                    1.02(11),(12),(13),(15)
 Portfolio - Fundamental
 Value Fund
 RiverSource(R) Variable           0.70          0.13          0.17                  --                    1.00(11)
 Portfolio - Global Bond Fund
 RiverSource(R) Variable           0.44          0.13          0.15                  --                    0.72(11),(13),(15)
 Portfolio - Global Inflation
 Protected Securities Fund
 RiverSource(R) Variable           0.71          0.13          0.17                  --                    1.01(11),(12)
 Portfolio - Growth Fund
 RiverSource(R) Variable           0.59          0.13          0.16                  --                    0.88(11)
 Portfolio - High Yield Bond
 Fund
 RiverSource(R) Variable           0.61          0.13          0.16                  --                    0.90(11),(13),(15)
 Portfolio - Income
 Opportunities Fund
 RiverSource(R) Variable           0.76          0.13          0.19                  --                    1.08(11),(12)
 Portfolio - International
 Opportunity Fund
 RiverSource(R) Variable           0.57          0.13          0.13                  --                    0.83(11),(12)
 Portfolio - Large Cap Equity
 Fund
 RiverSource(R) Variable           0.60          0.13          0.50                  --                    1.23(11),(13),(15)
 Portfolio - Large Cap Value
 Fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                              ACQUIRED FUND                     GROSS TOTAL
                                MANAGEMENT      12B-1         OTHER              FEES AND                          ANNUAL
                                   FEES          FEES        EXPENSES           EXPENSES**                        EXPENSES
 RiverSource(R) Variable           0.60%         0.13%         0.15%                 --%                   0.88%(11),(12),(13)
 Portfolio - Mid Cap Growth
 Fund
 RiverSource(R) Variable           0.72          0.13          0.22                  --                    1.07(11),(12),(13),(15)
 Portfolio - Mid Cap Value
 Fund
 RiverSource(R) Variable           0.22          0.13          0.16                  --                    0.51(11),(13)
 Portfolio - S&P 500 Index
 Fund
 RiverSource(R) Variable           0.72          0.13          0.37                  --                    1.22(11),(12),(13),(15)
 Portfolio - Select Value
 Fund
 RiverSource(R) Variable           0.48          0.13          0.16                  --                    0.77(11)
 Portfolio - Short Duration
 U.S. Government Fund
 RiverSource(R) Variable           0.72          0.13          0.23                  --                    1.08(11),(12)
 Portfolio - Small Cap
 Advantage Fund
 RiverSource(R) Variable           1.00          0.13          0.19                  --                    1.32(11),(12),(13),(15)
 Portfolio - Small Cap Value
 Fund
 Royce Micro-Cap                   1.25            --          0.06                  --                    1.31
 Portfolio - Investment Class
 Third Avenue Value Portfolio      0.90            --          0.27                  --                    1.17
 Van Kampen Life Investment        0.56          0.25          0.03                  --                    0.84(15)
 Trust Comstock Portfolio,
 Class II Shares
 Van Kampen UIF Global Real        0.85          0.35          0.66                  --                    1.86(14),(15)
 Estate Portfolio, Class II
 Shares
 Van Kampen UIF Mid Cap            0.75          0.35          0.31                  --                    1.41(14),(15)
 Growth Portfolio, Class II
 Shares
 Wanger International Small        0.91            --          0.10                  --                    1.01
 Cap
 Wanger U.S. Smaller               0.90            --          0.05                  --                    0.95
 Companies
 Wells Fargo Advantage VT          0.73          0.25          0.20                  --                    1.18(15)
 Opportunity Fund
 Wells Fargo Advantage VT          0.75          0.25          0.23                  --                    1.23(15)
 Small Cap Growth Fund

  * The Funds provided the information on their expenses and we have not independently verified the information.
 ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
 (1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.
 (2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.09% for AIM V.I. Capital Development Fund, Series I Shares.
 (3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser and Distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008. After fee waivers and expense reimbursements net expenses would be 0.66% for Columbia High Yield Fund, Variable Series, Class B. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.
 (4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and 1.21% for Credit Suisse Trust - Mid-Cap Core Portfolio.
 (5) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.
 (6) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC). After fee reductions net expenses would be 0.93% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and 1.03% for FTVIPT Templeton Foreign Securities Fund - Class 2.

 (7) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares, 0.114% of the Fund's average daily net assets for Goldman Sachs VIT Structured Small Cap Equity
     Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

 (8) The Investment Adviser has voluntarily agreed to waive a portion of its Management fee. After fee waivers and expense reimbursements net expenses would be 0.97% for Goldman Sachs VIT Structured Small Cap Equity
     Fund - Institutional Shares.
 (9) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond/VA, Service Shares.
(10) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2007. After fee waivers and expense reimbursements net expenses would be 1.00% for Putnam VT High Yield Fund - Class IB Shares and 1.40% for Putnam VT International New Opportunities Fund - Class IB Shares.
(11) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.
(12) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R) Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R) Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R) Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for RiverSource(R) Variable Portfolio - Diversified Equity Income Fund, 0.04% for RiverSource(R) Variable Portfolio -

     Emerging Markets Fund, 0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for RiverSource(R) Variable Portfolio - International Opportunity Fund, 0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund, 0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and 0.05% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.
(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.83% for RiverSource(R) Variable Portfolio - Core Bond Fund, 1.07% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.72% for RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(R) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index Fund, 1.00% for RiverSource(R) Variable Portfolio - Select Value Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.
(14) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.
(15) The funds are available under all policies effective Dec. 10, 2007.

THE FOLLOWING TWO PARAGRAPHS REPLACE THEIR CORRESPONDING PARAGRAPHS UNDER "THE VARIABLE ACCOUNT AND THE FUNDS" ON PGS 17 AND 18 OF THE PROSPECTUS:

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include allocation, these effects may occur under the asset allocation program we offer (see "Transfers Between the Fixed Account and Subaccounts" -- Portfolio Navigator Asset Allocation Program (PN Program)") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:


   - Compensating, training and educating sales representatives who sell policies.



   - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.


   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

   - Providing sub-transfer and shareholder servicing to policy owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

   - Subaccounting, transaction processing, recordkeeping and administration.

THE FOLLOWING FUNDS ARE ADDED TO THE FUND TABLE UNDER "THE VARIABLE ACCOUNT AND THE FUNDS" STARTING ON PG. 19 OF THE PROSPECTUS:

------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                  INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services   Capital growth. Actively managed. Invests at       A I M Advisors, Inc.
Fund,                         least 80% of its net assets in the equity
Series I Shares               securities and equity-related instruments of
                              companies involved in the financial services
                              sector. These companies include, but are not
                              limited to, banks, insurance companies,
                              investment and miscellaneous industries (asset
                              managers, brokerage firms, and
                              government-sponsored agencies and suppliers to
                              financial services companies).
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                  INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------
AIM V.I. International        Long-term growth of capital. Invests primarily in  A I M Advisors, Inc.
Growth Fund,                  a diversified portfolio of international equity
Series II Shares              securities, whose issuers are considered to have
                              strong earnings momentum. The fund may invest up
                              to 20% of its total assets in security issuers
                              located in developing countries and in securities
                              exchangeable for or convertible into equity
                              securities of foreign companies.
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund,     Capital growth. The Fund is actively managed.      A I M Advisors, Inc.
Series I Shares               Invests at least 80% of its net assets in equity
                              securities and equity-related instruments of
                              companies engaged in technology-related
                              industries. These include, but are not limited
                              to, various applied technologies, hardware,
                              software, semiconductors, telecommunications
                              equipment and services, and service-related
                              companies in information technology. Many of
                              these products and services are subject to rapid
                              obsolescence, which may lower the market value of
                              securities of the companies in this sector.
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily in  AllianceBernstein L.P.
and Income Portfolio (Class   the equity securities of domestic companies that
B)                            the Advisor deems to be undervalued.
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS         Long-term growth of capital. Invests primarily in  AllianceBernstein L.P.
International Value           a diversified portfolio of equity securities of
Portfolio (Class B)           established companies selected from more than 40
                              industries and from more than 40 developed and
                              emerging market countries.
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large   Long-term growth of capital. Invests primarily in  AllianceBernstein L.P.
Cap Growth Portfolio (Class   equity securities of U.S. companies. Unlike most
B)                            equity funds, the Portfolio focuses on a
                              relatively small number of intensively researched
                              companies.
------------------------------------------------------------------------------------------------------------------------
Columbia High Yield Fund,     High level of current income with capital          Columbia Management Advisors, LLC
Variable Series, Class B      appreciation as a secondary objective when
                              consistent with the goal of high current income.
                              The Fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment
                              purposes) in high yielding corporate debt
                              securities, such as bonds, debentures and notes
                              that are rated below investment grade, or unrated
                              securities which the Fund's investment advisor
                              has determined to be of comparable quality. No
                              more than 10% of the Fund's total assets will
                              normally be invested in securities rated CCC or
                              lower by S&P or Caa or lower by Moody's.
------------------------------------------------------------------------------------------------------------------------
Credit Suisse                 Total return. Invests in commodity- linked         Credit Suisse Asset Management, LLC
Trust - Commodity             derivative instruments backed by a portfolio of
Return Strategy Portfolio     short-maturity investment-grade fixed income
                              securities normally having an average duration of
                              one year or less.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                  INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-      High level of current income. Non-diversified      Eaton Vance Management
Rate Income Fund              mutual fund that normally invests primarily in
                              senior floating rate loans ("Senior Loans").
                              Senior Loans typically are of below investment
                              grade quality and have below investment grade
                              credit ratings, which ratings are associated with
                              having high risk, speculative characteristics.
                              Investments are actively managed, and may be
                              bought or sold on a daily basis (although loans
                              are generally held until repaid). The investment
                              adviser's staff monitors the credit quality of
                              the Fund holdings, as well as other investments
                              that are available. The Fund may invest up to 25%
                              of its total assets in foreign securities and may
                              engage in certain hedging transactions.
------------------------------------------------------------------------------------------------------------------------
Evergreen VA Fundamental      Capital growth with the potential for current      Evergreen Investment Management
Large Cap Fund - Class 2      income. Invests primarily in common stocks of      Company, LLC
                              large U.S. companies whose market capitalizations
                              measured at time of purchase fall within the
                              market capitalization range of the companies
                              tracked by the Russell 1000(R) Index.
------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP               Long-term capital appreciation. Normally invests   Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in securities  (FMR), investment manager; FMR U.K. and
Service Class 2               of companies whose value it believes is not fully  FMR Far East, sub- advisers.
                              recognized by the public. Invests in either
                              "growth" stocks or "value" stocks or both. The
                              fund invests in domestic and foreign issuers.
------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary   Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
                              equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent in risk arbitrage securities
                              and distressed companies.
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Large Cap  Long-term growth of capital in a manner            Janus Capital
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of large-sized
                              companies. Large-sized companies are those whose
                              market capitalization falls within the range of
                              companies in the Russell 1000(R) Index at the
                              time of purchase.
------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of     MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers in
                              the utilities industry.
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global            Long-term capital appreciation. Invests mainly in  OppenheimerFunds, Inc.
Securities Fund/VA, Service   common stocks of U.S. and foreign issuers that
Shares                        are "growth-type" companies, cyclical industries
                              and special situations that are considered to
                              have appreciation possibilities.
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street       Capital appreciation. Invests mainly in common     OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond    High level of current income principally derived   OppenheimerFunds, Inc.
Fund/VA,                      from interest on debt securities. Invests mainly
Service Shares                in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                  INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset           Maximum real return consistent with preservation   Pacific Investment Management Company
Portfolio, Advisor            of real capital and prudent investment management  LLC
Share Class                   period. The Portfolio seeks to achieve its
                              investment objective by investing under normal
                              circumstances substantially all of its assets in
                              Institutional Class shares of the PIMCO Funds, an
                              affiliated open-end investment company, except
                              the All Asset and All Asset All Authority Funds
                              ("Underlying Funds"). Though it is anticipated
                              that the Portfolio will not currently invest in
                              the European StockPLUS(R) TR Strategy, Far East
                              (ex-Japan) StocksPLUS(R) TR Strategy, Japanese
                              StocksPLUS(R) TR Strategy, StocksPLUS(R)
                              Municipal-Backed and StocksPLUS(R) TR Short
                              Strategy Funds, the Portfolio may invest in these
                              Funds in the future, without shareholder
                              approval, at the discretion of the Portfolio's
                              asset allocation sub-adviser.
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences     Capital appreciation. The fund pursues its goal    Putnam Investment Management, LLC
Fund - Class IB Shares        by investing mainly in common stocks of companies
                              in the health sciences industries, with a focus
                              on growth stocks. Under normal circumstances, the
                              fund invests at least 80% of its net assets in
                              securities of (a) companies that derive at least
                              50% of their assets, revenues or profits from the
                              pharmaceutical, health care services, applied
                              research and development and medical equipment
                              and supplies industries, or (b) companies Putnam
                              Management thinks have the potential for growth
                              as a result of their particular products,
                              technology, patents or other market advantages in
                              the health sciences industries.
------------------------------------------------------------------------------------------------------------------------
Putnam VT International       Capital appreciation. The fund pursues its goal    Putnam Investment Management, LLC
Equity Fund - Class IB        by investing mainly in common stocks of companies
Shares                        outside the United States that Putnam Management
                              believes have favorable investment potential.
                              Under normal circumstances, the fund invests at
                              least 80% of its net assets in equity
                              investments.
------------------------------------------------------------------------------------------------------------------------
RiverSource Variable          High total return through current income and       RiverSource Investments
Portfolio - Core Bond Fund    capital appreciation. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              Although the Fund is not an index fund, it
                              invests primarily in securities like those
                              included in the Lehman Brothers Aggregate Bond
                              Index ("the Index"), which are investment grade
                              and denominated in U.S. dollars. The Index
                              includes securities issued by the U.S.
                              government, corporate bonds, and mortgage- and
                              asset-backed securities. The Fund will not invest
                              in securities rated below investment grade,
                              although it may hold securities that have been
                              downgraded.
------------------------------------------------------------------------------------------------------------------------
RiverSource Variable          Long-term capital growth. The Fund's assets are    RiverSource Investments, adviser; Davis
Portfolio - Fundamental       primarily invested in equity securities of U.S.    Selected Advisers, L.P., subadviser
Value Fund                    companies. Under normal market conditions, the
                              Fund's net assets will be invested primarily in
                              companies with market capitalizations of at least
                              $5 billion at the time of the Fund's investment.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                  INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------
RiverSource Variable          Total return that exceeds the rate of inflation    RiverSource Investments
Portfolio - Global            over the long- term. Non-diversified mutual fund
Inflation Protected           that, under normal market conditions, invests at
Securities Fund               least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or instrumentalities,
                              and corporations.
------------------------------------------------------------------------------------------------------------------------
RiverSource Variable          High total return through current income and       RiverSource Investments
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund's assets are invested
                              primarily in income-producing debt securities
                              with an emphasis on the higher rated segment of
                              the high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B or
                              above, or unrated securities believed to be of
                              the same quality. If a security falls below a B
                              rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in foreign
                              investments.
------------------------------------------------------------------------------------------------------------------------
RiverSource Variable          Long-term growth of capital. Under normal market   RiverSource Investments
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies with
                              a market capitalization greater than $5 billion.
                              The Fund may also invest in income-producing
                              equity securities and preferred stocks.
------------------------------------------------------------------------------------------------------------------------
RiverSource Variable          Long-term growth of capital. Under normal          RiverSource Investments
Portfolio - Mid Cap           circumstances, the Fund invests at least 80% of
Value Fund                    its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies. Medium-
                              sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index.
------------------------------------------------------------------------------------------------------------------------
RiverSource Variable          Long-term growth of capital. Invests primarily in  RiverSource Investments, adviser;
Portfolio - Select            equity securities of mid cap companies as well as  Systematic Financial Management, L.P.
Value Fund                    companies with larger and smaller market           and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap        sub-advisers
                              companies to be either those with a market
                              capitalization of up to $10 billion or those
                              whose market capitalization falls within range of
                              the Russell 3000(R) Value Index.
------------------------------------------------------------------------------------------------------------------------
RiverSource Variable          Long-term capital appreciation. Under normal       RiverSource Investments, adviser; River
Portfolio - Small Cap Value   market conditions, at least 80% of the Fund's net  Road Asset Management, LLC, Donald
Fund                          assets will be invested in small cap companies     Smith & Co., Inc., Franklin Portfolio
                              with market capitalization, at the time of         Associates LLC, Barrow, Hanley,
                              investment, of up to $2.5 billion or that fall     Mewhinney & Strauss, Inc. and Denver
                              within the range of the Russell 2000(R) Value      Investment Advisors LLC, subadvisers.
                              Index.
------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment    Capital growth and income through investments in   Van Kampen Asset Management
Trust Comstock                equity securities, including common stocks,
Portfolio,                    preferred stocks and securities convertible into
Class II Shares               common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
FUND                          INVESTMENT OBJECTIVE AND POLICIES                  INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Real    Current income and capital appreciation. Invests   Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in     Inc., doing business as Van Kampen,
Shares                        the real estate industry located throughout the    adviser; Morgan Stanley Investment
                              world, including real estate operating companies,  Management Limited and Morgan Stanley
                              real estate investment trusts and foreign real     Investment Management Company,
                              estate companies.                                  sub-advisers
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in     Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid     Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT      Long-term capital appreciation. Invests            Wells Fargo Funds Management, LLC,
Opportunity Fund              principally in equity securities of                adviser; Wells Capital Management
                              medium-capitalization companies, defined as those  Incorporated, sub-adviser.
                              within the range of market capitalizations of
                              companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency exposure by purchasing or
                              selling currency futures and foreign currency
                              forward contracts. However, under normal
                              circumstances, we will not engage in extensive
                              foreign currency hedging.
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT      Long-term capital appreciation. Invests            Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of                adviser; Wells Capital Management
                              small-capitalization companies that we believe     Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase of
                              less than $2 billion.
------------------------------------------------------------------------------------------------------------------------


THE FOLLOWING INFORMATION HAS BEEN REVISED UNDER "THE VARIABLE ACCOUNTS AND THE FUNDS" ON PG. 24 OF THE PROSPECTUS:



FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                  INVESTMENT ADVISOR
RiverSource Variable          High current income, with capital growth as a      RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund will invest at least 80% of
                              its net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or if
                              unrated, determined to be of comparable quality.
                              Up to 25% of the Fund may be invested in high
                              yield debt instruments of foreign issuers.


THE FIRST PARAGRAPH UNDER "AUTOMATED TRANSFERS" ON PG. 36 OF THE PROSPECTUS IS REPLACED WITH THE FOLLOWING:

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the PN Program, you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging").

THE FOLLOWING PARAGRAPH IS ADDED AS THE LAST PARAGRAPH UNDER "AUTOMATED DOLLAR-COST AVERAGING" ON PG. 37 OF THE PROSPECTUS:


When a PN Program model portfolio is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio then in effect. If you change to a different model portfolio or are reallocated according to an updated version of your existing model portfolio ("Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.

THE FOLLOWING SENTENCE IS ADDED TO THE END OF THE SECOND PARAGRAPH UNDER "ASSET REBALANCING" ON PG. 37 OF THE PROSPECTUS:


Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Asset Allocation Program").

THE FOLLOWING NEW SECTION IS ADDED AFTER THE "ASSET REBALANCING" SECTION ON PG. 37 OF THE PROSPECTUS:

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM

The PN Program allows you to allocate your policy value to a PN Program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, that represent various asset classes (allocation options). You may also allocate a portion of your policy values and premiums to the fixed account while you participate in the PN Program. The PN Program also allows you to periodically update your model portfolio or transfer to a different model portfolio.


You may elect to participate in the PN Program at any time at no additional charge. You may cancel your participation in the PN Program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN Program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN Program. Transfers do not cancel the PN Program. Your participation in the PN Program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN Program information, including the terms of the PN Program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN Program.


SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each policy owner participating in the PN Program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN Program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of the RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to policy owners at the time they enroll in the PN Program.

Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your policy. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in the model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to RiverSource Variable Portfolio Funds, we may have an incentive to identify RiverSource Variable Portfolio Funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolio, and our identification of the universe of allocations options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent rather than participants in the PN Program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN Program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts that make up that model portfolio. By participating in the PN Program, you instruct us to invest your policy value in the subaccounts according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.

If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN Program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.

You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN Program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your policy value, less the amounts allocated to the fixed account is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do notify us otherwise, you will be deemed to have instructed us to reallocate your policy value, less the amounts allocated to the fixed account to the updated model portfolio. If you do not want your policy value, less the amounts allocated to the fixed account to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.


In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio at any time during your policy year by written request on an authorized form or by another method agreed to by us. We limit the number of changes to your model portfolio to two per policy year. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.


We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial premium payment we accept;

- cancel required participation in the program after 30 days' written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

RISKS. Asset allocation through the PN Program does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.

By spreading your policy value among various allocation options under the PN Program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your policy value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

THE "POLICY ILLUSTRATIONS" SECTION ON PGS. 48-50 OF THE PROSPECTUS IS REPLACED WITH THE FOLLOWING:


POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges;

- Cost of insurance charges;


- Administrative charges;


- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables"), would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.04% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification and a female, age 55, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.


DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.


PREMIUMS: The illustrations assume that a premium of $17,000 is paid in full at the beginning of each policy year. Results would differ if:


- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.

LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

--------------------------------------------------------------------------------
ILLUSTRATION


INITIAL SPECIFIED AMOUNT $1,000,000                        CURRENT COSTS ASSUMED


DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $17,000


                 MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER


               FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER

--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                   DEATH BENEFIT                                POLICY VALUE
END OF    WITH ANNUAL            ASSUMING HYPOTHETICAL GROSS                  ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST              ANNUAL INVESTMENT RETURN OF                  ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%              12%          0%             6%              12%
----------------------------------------------------------------------------------------------------------------
   1      $   17,850     $1,000,000      $1,000,000      $ 1,000,000   $ 14,975      $   15,915      $    16,857
   2          36,593      1,000,000       1,000,000        1,000,000     29,587          32,404           35,334
   3          56,272      1,000,000       1,000,000        1,000,000     43,832          49,474           55,580
   4          76,936      1,000,000       1,000,000        1,000,000     57,699          67,135           77,760
   5          98,633      1,000,000       1,000,000        1,000,000     71,178          85,393          102,050
   6         121,414      1,000,000       1,000,000        1,000,000     84,257         104,254          128,648
   7         145,335      1,000,000       1,000,000        1,000,000     96,918         123,719          157,767
   8         170,452      1,000,000       1,000,000        1,000,000    109,147         143,796          189,648
   9         196,824      1,000,000       1,000,000        1,000,000    120,918         164,479          224,551
  10         224,515      1,000,000       1,000,000        1,000,000    132,208         185,769          262,768
  15         385,177      1,000,000       1,000,000        1,000,000    188,502         312,382          532,449
  20         590,227      1,000,000       1,000,000        1,046,579    229,529         461,899          978,112
  25         851,929      1,000,000       1,000,000        1,803,122    244,807         638,134        1,717,259
  30       1,185,933      1,000,000       1,000,000        3,071,535    197,761         850,827        2,925,271
  35       1,612,217      1,000,000       1,197,846        5,144,797      6,946       1,140,806        4,899,806
  40       2,156,276             --       1,521,822        8,223,019         --       1,506,754        8,141,603
  45       2,850,648             --       1,985,512       13,630,531         --       1,985,512       13,630,531
----------------------------------------------------------------------------------------------------------------


                  CASH SURRENDER VALUE
END OF         ASSUMING HYPOTHETICAL GROSS
POLICY         ANNUAL INVESTMENT RETURN OF
YEAR       0%             6%              12%
-----------------------------------------------------------
   1    $     --      $       --      $        --
   2      10,893          13,709           16,639
   3      25,137          30,779           36,885
   4      39,005          48,440           59,065
   5      52,483          66,698           83,355
   6      67,432          87,428          111,823
   7      81,962         108,764          142,811
   8      96,060         130,709          176,562
   9     109,701         153,262          213,334
  10     122,861         176,421          253,420
  15     188,502         312,382          532,449
  20     229,529         461,899          978,112
  25     244,807         638,134        1,717,259
  30     197,761         850,827        2,925,271
  35       6,946       1,140,806        4,899,806
  40          --       1,506,754        8,141,603
  45          --       1,985,512       13,630,531
-----------------------------------------------------------------


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------
ILLUSTRATION


INITIAL SPECIFIED AMOUNT $1,000,000                     GUARANTEED COSTS ASSUMED


DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $17,000


                 MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER


               FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER

--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                   DEATH BENEFIT                               POLICY VALUE
END OF    WITH ANNUAL            ASSUMING HYPOTHETICAL GROSS                 ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST              ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%              12%          0%            6%             12%
--------------------------------------------------------------------------------------------------------------
   1      $   17,850     $1,000,000      $1,000,000      $ 1,000,000   $ 14,717      $ 15,649      $    16,582
   2          36,593      1,000,000       1,000,000        1,000,000     29,033        31,815           34,710
   3          56,272      1,000,000       1,000,000        1,000,000     42,932        48,494           54,516
   4          76,936      1,000,000       1,000,000        1,000,000     56,399        65,685           76,147
   5          98,633      1,000,000       1,000,000        1,000,000     69,412        83,380           99,758
   6         121,414      1,000,000       1,000,000        1,000,000     81,941       101,562          125,518
   7         145,335      1,000,000       1,000,000        1,000,000     93,946       120,207          153,603
   8         170,452      1,000,000       1,000,000        1,000,000    105,373       139,274          184,199
   9         196,824      1,000,000       1,000,000        1,000,000    116,150       158,706          217,503
  10         224,515      1,000,000       1,000,000        1,000,000    126,197       178,441          253,735
  15         385,177      1,000,000       1,000,000        1,000,000    165,787       283,312          494,237
  20         590,227      1,000,000       1,000,000        1,000,000    164,740       380,635          875,371
  25         851,929      1,000,000       1,000,000        1,581,340     66,705       435,194        1,506,039
  30       1,185,933             --       1,000,000        2,615,698         --       362,202        2,491,141
  35       1,612,217             --              --        4,177,919         --            --        3,978,970
  40       2,156,276             --              --        6,378,570         --            --        6,315,416
  45       2,850,648             --              --       10,305,330         --            --       10,305,330
--------------------------------------------------------------------------------------------------------------


                 CASH SURRENDER VALUE
END OF        ASSUMING HYPOTHETICAL GROSS
POLICY        ANNUAL INVESTMENT RETURN OF
YEAR       0%            6%             12%
-----------------------------------------------------------------------
   1    $     --      $     --      $        --
   2      10,338        13,120           16,015
   3      24,237        29,799           35,821
   4      37,704        46,991           57,452
   5      50,717        64,685           81,063
   6      65,115        84,737          108,693
   7      78,991       105,251          138,648
   8      92,287       126,187          171,113
   9     104,933       147,489          206,286
  10     116,849       169,094          244,388
  15     165,787       283,312          494,237
  20     164,740       380,635          875,371
  25      66,705       435,194        1,506,039
  30          --       362,202        2,491,141
  35          --            --        3,978,970
  40          --            --        6,315,416
  45          --            --       10,305,330
-----------------------------------------------------------------------------


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919


S-6202-4 A (11/07)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



              RIVERSOURCE(R) VARIABLE SECOND-TO-DIE LIFE INSURANCE

                                      (V2D)



                                  NOV. 23, 2007

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY
            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            Website address: riversource.com/lifeinsurance


            RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT (previously IDS Life Variable Life Separate Account)

RiverSource Variable Life Separate Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

S-6333-1A (11/07)

TABLE OF CONTENTS

INFORMATION ABOUT RIVERSOURCE LIFE..............................................   P.  3
Ownership.......................................................................   p.  3
State Regulation................................................................   p.  3
Reports.........................................................................   p.  3
Rating Agencies.................................................................   p.  3
PRINCIPAL UNDERWRITER...........................................................   P.  4
THE VARIABLE ACCOUNT............................................................   P.  4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES......................   P.  5
Additional Information on Payment Options for V2D...............................   p.  5
REVENUES RECEIVED DURING CALENDAR YEAR 2006.....................................   P.  6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................   P.  6
FINANCIAL INFORMATION...........................................................   P.  6



CORPORATE CONSOLIDATION
On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.


 2    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

INFORMATION ABOUT RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP

We are a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION

We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                   www.ambest.com
Fitch                                                                 www.fitchratings.com
Moody's                                                           www.moodys.com/insurance
Standard & Poor's                                                 www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    3

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.

Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the policy. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account has been: 2006: $290,026,122; 2005: $197,139,903;
and 2004: $122,265,642. Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the policy.

Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the policy. RiverSource Distributors retains no underwriting commissions from the sale of the policy.

THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.


 4    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR V2D

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


PAYMENT PERIOD    MONTHLY PAYMENT PER $1,000
    (YEARS)          PLACED UNDER OPTION B
      10                     $9.61

      15                      6.87

      20                      5.51

      25                      4.71

      30                      4.18


We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH      ADJUSTMENT    CALENDAR YEAR OF PAYEE'S BIRTH      ADJUSTMENT
Before 1920                              0                   1945-1949                     6
1920-1924                                1                   1950-1959                     7
1925-1929                                2                   1960-1969                     8
1930-1934                                3                   1970-1979                     9
1935-1939                                4                   1980-1989                    10
1940-1944                                5                  After 1989                    11


The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

 OPTION C TABLE

                                                  LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------------
                                                     10 YEARS           15 YEARS           20 YEARS
ADJUSTED AGE PAYEE                                MALE    FEMALE     MALE    FEMALE     MALE    FEMALE
50                                               $4.22     $3.89    $4.17     $3.86    $4.08     $3.82
55                                                4.62      4.22     4.53      4.18     4.39      4.11
60                                                5.14      4.66     4.96      4.57     5.71      4.44
65                                                5.81      5.22     5.46      5.05     5.02      4.79
70                                                6.61      5.96     5.96      5.60     5.27      5.12
75                                                7.49      6.89     6.38      6.14     5.42      5.35




                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    5

REVENUES RECEIVED DURING CALENDAR YEAR 2006

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2006. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.


--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $14,119,393.11
Wanger Advisors Trust                                                         $ 9,994,792.02
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 9,889,398.02
American Century(R) Variable Portfolios, Inc.                                 $ 8,111,950.96
AllianceBernstein Variable Products Series Fund, Inc.                         $ 6,935,380.14
AIM Variable Insurance Funds                                                  $ 6,806,164.35
Goldman Sachs Variable Insurance Trust                                        $ 6,192,884.80
Oppenheimer Variable Account Funds                                            $ 5,619,718.04
Van Kampen Life Investment Trust                                              $ 4,719,402.91
MFS(R) Variable Insurance Trust(SM)                                           $ 3,669,262.58
Putnam Variable Trust                                                         $ 3,209,435.18
Wells Fargo Advantage Variable Trust Funds                                    $ 1,839,774.87
Evergreen Variable Annuity Trust                                              $ 1,525,346.92
Credit Suisse Trust                                                           $ 1,417,351.20
Janus Aspen Series                                                            $ 1,336,421.58
Lazard Retirement Series, Inc.                                                $ 1,320,263.36
Columbia Funds Variable Insurance Trust                                       $ 1,225,769.87
Third Avenue Variable Series Trust                                            $   988,460.13
Royce Capital Fund                                                            $   812,542.64
Pioneer Variable Contracts Trust                                              $   433,483.35
PIMCO Variable Insurance Trust                                                $   319,348.24
The Universal Institutional Funds, Inc.                                       $   208,788.04
Calvert Variable Series, Inc.                                                 $   201,270.34
Neuberger Berman Advisers Management Trust                                    $   157,988.04
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   143,753.64
STI Classic Variable Trust                                                    $    38,512.36
Premier VIT                                                                   $    13,581.86
Baron Capital Funds Trust                                                     $     7,097.88
J.P. Morgan Series Trust II                                                   $     4,376.19
Legg Mason Partners Variable Portfolios                                       $       885.00
--------------------------------------------------------------------------------------------


If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402), independent registered public accounting firm, as stated in their report appearing herein.

FINANCIAL INFORMATION

Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Company at Dec. 31, 2006 and 2005, and for each of the three years in the period ended Dec. 31, 2006, and the individual financial statements of the segregated asset subaccounts of RiverSource Variable Life Separate Account, which includes RiverSource(R) Variable Second-To-Die Life Insurance at Dec. 31, 2006, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.


 6    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of RiverSource Variable Life Separate Account - RiverSource(R) Variable Second-To-Die Life Insurance (previously IDS Life Variable Life Separate Account - RiverSource(R) Variable Second-To-Die Life Insurance) (comprised of 45 subaccounts of RiverSource Variable Life Separate Account, referred to in Note 1) as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Company (previously IDS Life Insurance Company). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource Variable Life Separate Account - RiverSource(R) Variable Second-To-Die Life Insurance's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource Variable Life Separate Account - RiverSource(R) Variable Second-To-Die Life Insurance's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of RiverSource Variable Life Separate Account - RiverSource(R) Variable Second-To-Die Life Insurance at December 31, 2006, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        (/s/ ERNST & YOUNG LLP)

Minneapolis, Minnesota

April 24, 2007


                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    7

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                     AIM VI        AIM VI        AIM VI          AC VP          AC VP
                                                   CAP APPR,      CAP DEV,      CORE EQ,         INTL,          VAL,
DEC. 31, 2006                                        SER I         SER I          SER I          CL I           CL I
 ASSETS
Investments, at value(1),(2)                      $28,945,583   $16,531,445   $285,600,108    $39,686,483   $139,892,546
Dividends receivable                                       --            --             --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --        11,189             --         12,270             --
Receivable for share redemptions                      195,274        11,783        419,152         28,104        105,688
------------------------------------------------------------------------------------------------------------------------
Total assets                                       29,140,857    16,554,417    286,019,260     39,726,857    139,998,234
========================================================================================================================

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     20,801        11,783        204,919         28,104         99,817
    Minimum death benefit guarantee risk charge            --            --             --             --             --
    Contract terminations                             174,473            --        214,233             --          5,871
Payable for investments purchased                          --        11,189             --         12,270             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     195,274        22,972        419,152         40,374        105,688
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                          $28,945,583   $16,531,445   $285,600,108    $39,686,483   $139,892,546
========================================================================================================================
(1) Investment shares                               1,103,951       896,986     10,492,289      3,921,589     16,006,012
(2) Investments, at cost                          $25,102,362   $11,725,302   $250,299,357    $26,762,373   $114,795,863
------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                                     CS            CS           FID VIP        FID VIP
                                                   CALVERT VS     MID-CAP        SM CAP       GRO & INC,      MID CAP,
DEC. 31, 2006 (CONTINUED)                          SOCIAL BAL       CORE         CORE I         SERV CL        SERV CL
 ASSETS
Investments, at value(1),(2)                      $10,221,228    $3,518,846    $18,606,267   $120,938,469   $262,314,892
Dividends receivable                                       --            --             --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            1,865        12,814             --             --             --
Receivable for share redemptions                        7,295         2,514         35,637         91,831        236,361
------------------------------------------------------------------------------------------------------------------------
Total assets                                       10,230,388     3,534,174     18,641,904    121,030,300    262,551,253
========================================================================================================================

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      7,295         2,513         13,467         86,606        187,733
    Minimum death benefit guarantee risk charge            --            --             --             --             --
    Contract terminations                                  --            --         22,170          5,225         48,628
Payable for investments purchased                       1,865        12,814             --             --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       9,160        15,327         35,637         91,831        236,361
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                          $10,221,228    $3,518,847    $18,606,267   $120,938,469   $262,314,892
========================================================================================================================
(1) Investment shares                               5,035,088       261,819      1,192,709      7,553,933      7,583,547
(2) Investments, at cost                          $ 9,227,000    $2,913,169    $20,379,341   $ 95,255,121   $179,768,396
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 8    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                 FID VIP       FTVIPT FRANK     FTVIPT FRANK      FTVIPT         GS VIT
                                                OVERSEAS,    GLOBAL REAL EST,    SM CAP VAL,     TEMP FOR     MID CAP VAL,
DEC. 31, 2006 (CONTINUED)                        SERV CL           CL 2             CL 2         SEC, CL 2        INST
 ASSETS
Investments, at value(1),(2)                   $60,662,242     $140,920,449      $64,317,363    $80,728,290   $194,588,995
Dividends receivable                                    --               --               --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                    31,426               --               --             --         18,552
Receivable for share redemptions                    43,284          120,715          146,609        318,574        138,762
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    60,736,952      141,041,164       64,463,972     81,046,864    194,746,309
==========================================================================================================================

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  43,284          100,325           45,738         57,988        138,762
    Minimum death benefit guarantee risk
          charge                                        --               --               --             --             --
    Contract terminations                               --           20,390          100,871        260,586             --
Payable for investments purchased                   31,426               --               --             --         18,552
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   74,710          120,715          146,609        318,574        157,314
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $60,662,242     $140,920,449      $64,317,363    $80,728,290   $194,588,995
==========================================================================================================================
(1) Investment shares                            2,542,424        4,063,450        3,422,957      4,312,409     12,093,785
(2) Investments, at cost                       $40,960,045     $100,446,272      $47,469,212    $55,515,753   $170,475,464
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                 GS VIT           GS VIT         JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                               STRUCTD SM      STRUCTD U.S.     GLOBAL TECH,     INTL GRO,    MID CAP GRO,
DEC. 31, 2006 (CONTINUED)                     CAP EQ, INST       EQ, INST           SERV           SERV           SERV
 ASSETS
Investments, at value(1),(2)                   $12,859,608     $104,382,536      $10,192,353   $100,490,436    $12,485,261
Dividends receivable                                    --               --               --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                     5,420           76,651               --        265,938             --
Receivable for share redemptions                     9,181           73,794           28,197         70,731         12,279
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    12,874,209      104,532,981       10,220,550    100,827,105     12,497,540
==========================================================================================================================

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   9,181           73,794            7,339         70,731          8,954
    Minimum death benefit guarantee risk
          charge                                        --               --               --             --             --
    Contract terminations                               --               --           20,858             --          3,325
Payable for investments purchased                    5,420           76,651               --        265,938             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   14,601          150,445           28,197        336,669         12,279
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $12,859,608     $104,382,536      $10,192,353   $100,490,436    $12,485,261
==========================================================================================================================
(1) Investment shares                              890,555        7,115,374        2,386,968      1,985,585        387,861
(2) Investments, at cost                       $10,811,637     $ 85,711,060      $10,572,084   $ 61,019,369    $10,369,432
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    9

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                    LAZARD            MFS             MFS          PUT VT         PUT VT
                                                    RETIRE      INV GRO STOCK,     NEW DIS,      HI YIELD,    INTL NEW OPP,
DEC. 31, 2006 (CONTINUED)                       INTL EQ, SERV       SERV CL         SERV CL        CL IB          CL IB
 ASSETS
Investments, at value(1),(2)                      $56,396,048     $39,122,957     $27,945,501   $19,335,524     $20,385,039
Dividends receivable                                       --              --              --            --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --           9,075              --         9,638              --
Receivable for share redemptions                       56,615          27,955          45,166        13,853          23,597
---------------------------------------------------------------------------------------------------------------------------
Total assets                                       56,452,663      39,159,987      27,990,667    19,359,015      20,408,636
===========================================================================================================================

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     40,324          27,955          20,027        13,853          14,571
    Minimum death benefit guarantee risk
          charge                                           --              --              --            --              --
    Contract terminations                              16,292              --          25,139            --           9,027
Payable for investments purchased                          --           9,075              --         9,638              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      56,616          37,030          45,166        23,491          23,598
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                $56,396,047     $39,122,957     $27,945,501   $19,335,524     $20,385,038
===========================================================================================================================
(1) Investment shares                               3,787,512       3,751,003       1,629,475     2,485,286       1,116,988
(2) Investments, at cost                          $40,134,247     $34,404,864     $22,291,371   $18,830,428     $13,248,285
---------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                    PUT VT          PUT VT
                                                   NEW OPP,         VISTA,          RVS VP         RVS VP         RVS VP
DEC. 31, 2006 (CONTINUED)                           CL IA            CL IB            BAL        CASH MGMT       DIV BOND
 ASSETS
Investments, at value(1),(2)                     $193,431,277     $13,192,844    $338,557,222   $96,829,201    $182,895,057
Dividends receivable                                       --              --              --       348,963         664,075
Accounts receivable from RiverSource Life for
  contract purchase payments                               --           2,932          48,300            --         145,167
Receivable for share redemptions                      234,862           9,473              --            --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      193,666,139      13,205,249     338,605,522    97,178,164     183,704,299
===========================================================================================================================

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    139,025           9,473         238,283        69,474         129,066
    Minimum death benefit guarantee risk
          charge                                           --              --           1,667           113             275
    Contract terminations                              95,838              --           2,113       200,317              --
Payable for investments purchased                          --           2,932              --            --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     234,863          12,405         242,063       269,904         129,341
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $193,431,276     $13,192,844    $338,363,459   $96,908,260    $183,574,958
===========================================================================================================================
(1) Investment shares                               9,500,554         897,472      21,684,594    96,863,736      17,465,560
(2) Investments, at cost                         $234,868,182     $11,215,294    $308,031,239   $96,829,085    $182,857,432
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 10    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                   RVS VP         RVS VP         RVS VP        RVS VP          RVS VP
DEC. 31, 2006 (CONTINUED)                        DIV EQ INC      EMER MKTS    GLOBAL BOND        GRO        HI YIELD BOND
 ASSETS
Investments, at value(1),(2)                    $426,753,859    $56,612,436   $45,257,755   $101,619,933     $94,936,073
Dividends receivable                                      --             --        75,729             --         600,358
Accounts receivable from RiverSource Life for
  contract purchase payments                         237,833             --       180,686        192,223          41,532
Receivable for share redemptions                          --             --            --             --              --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     426,991,692     56,612,436    45,514,170    101,812,156      95,577,963
=========================================================================================================================

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   302,363         40,138        32,135         71,996          67,647
    Minimum death benefit guarantee risk
          charge                                          --             --            --             --              --
    Contract terminations                                 --         96,027            --             --              --
Payable for investments purchased                         --             --            --             --              --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    302,363        136,165        32,135         71,996          67,647
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $426,689,329    $56,476,271   $45,482,035   $101,740,160     $95,510,316
=========================================================================================================================
(1) Investment shares                             27,572,945      3,262,831     4,150,958     13,551,262      13,850,660
(2) Investments, at cost                        $353,166,745    $43,346,921   $44,583,565   $ 89,356,136     $90,270,492
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                   RVS VP         RVS VP         RVS VP        RVS VP          RVS VP
DEC. 31, 2006 (CONTINUED)                         INTL OPP       LG CAP EQ    MID CAP GRO      S&P 500     SHORT DURATION
 ASSETS
Investments, at value(1),(2)                    $249,618,725   $624,857,117   $13,903,426    $65,872,623     $50,401,392
Dividends receivable                                      --             --            --             --         153,134
Accounts receivable from RiverSource Life for
  contract purchase payments                              --          4,627            --         69,349              --
Receivable for share redemptions                          --             --            --             --              --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     249,618,725    624,861,744    13,903,426     65,941,972      50,554,526
=========================================================================================================================

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   178,584        446,779         9,935         47,054          35,305
    Minimum death benefit guarantee risk
          charge                                          --            556            --             --             189
    Contract terminations                            107,877        358,164        31,024             --          44,539
Payable for investments purchased                         --             --            --             --              --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    286,461        805,499        40,959         47,054          80,033
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $249,332,264   $624,056,245   $13,862,467    $65,894,918     $50,474,493
=========================================================================================================================
(1) Investment shares                             18,929,131     24,953,667     1,217,581      6,869,104       4,974,755
(2) Investments, at cost                        $163,603,215   $510,377,962   $14,305,024    $51,956,501     $51,320,951
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    11

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                                    ROYCE
                                                     RVS VP      MICRO-CAP,      THIRD AVE       WANGER         WANGER
DEC. 31, 2006 (CONTINUED)                          SM CAP ADV     INVEST CL         VAL        INTL SM CAP    U.S. SM CO
 ASSETS
Investments, at value(1),(2)                      $34,679,992   $127,343,442   $159,857,868   $160,370,835   $156,904,811
Dividends receivable                                       --             --             --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --         91,513         20,687             --             --
Receivable for share redemptions                           --         90,869        114,203        232,965        200,615
-------------------------------------------------------------------------------------------------------------------------
Total assets                                       34,679,992    127,525,824    159,992,758    160,603,800    157,105,426
=========================================================================================================================

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     24,766         90,869        114,203        114,104        112,145
    Minimum death benefit guarantee risk charge            --             --             --             --             --
    Contract terminations                              17,847             --             --        118,861         88,470
Payable for investments purchased                          --         91,513         20,687             --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      42,613        182,382        134,890        232,965        200,615
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                          $34,637,379   $127,343,442   $159,857,868   $160,370,835   $156,904,811
=========================================================================================================================
(1) Investment shares                               2,662,172      8,843,295      5,357,167      3,839,378      4,315,314
(2) Investments, at cost                          $32,730,263   $ 88,332,778   $102,996,748   $ 91,215,957   $117,010,624
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 12    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                 AIM VI          AIM VI           AIM VI         AC VP          AC VP
                                                CAP APPR,       CAP DEV,         CORE EQ,        INTL,          VAL,
YEAR ENDED DEC. 31, 2006                          SER I           SER I            SER I          CL I          CL I
 INVESTMENT INCOME
Dividend income                                $   16,520      $        --      $ 1,529,527   $   514,365    $ 1,736,549
Variable account expenses                         240,252          135,674        2,544,195       308,974      1,153,806
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (223,732)        (135,674)      (1,014,668)      205,391        582,743
========================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                         1,984,792        1,349,729       43,669,168     1,890,402     10,708,238
    Cost of investments sold                    1,759,425          968,619       41,639,581     1,420,525      9,693,951
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     225,367          381,110        2,029,587       469,877      1,014,287
Distributions from capital gains                       --          283,058               --            --     10,954,419
Net change in unrealized appreciation or
  depreciation of investments                   1,387,006        1,577,581       39,870,470     6,672,711      8,356,700
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  1,612,373        2,241,749       41,900,057     7,142,588     20,325,406
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $1,388,641      $ 2,106,075      $40,885,389   $ 7,347,979    $20,908,149
========================================================================================================================


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                                   CS               CS          FID VIP        FID VIP
                                               CALVERT VS        MID-CAP          SM CAP       GRO & INC,     MID CAP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)           SOCIAL BAL         CORE            CORE I        SERV CL        SERV CL
 INVESTMENT INCOME
Dividend income                                $  229,163      $        --      $        --   $   927,201    $   626,806
Variable account expenses                          84,357           35,132          182,845     1,047,326      2,275,031
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   144,806          (35,132)        (182,845)     (120,125)    (1,648,225)
========================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                         1,219,171        1,046,363        3,597,934     9,897,833      8,913,492
    Cost of investments sold                    1,097,874          872,359        3,971,696     8,302,638      6,251,972
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     121,297          174,004         (373,762)    1,595,195      2,661,520
Distributions from capital gains                  175,852               --               --     2,888,002     28,297,666
Net change in unrealized appreciation or
  depreciation of investments                     288,744         (111,770)       1,330,915     8,789,636     (2,609,790)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    585,893           62,234          957,153    13,272,833     28,349,396
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  730,699      $    27,102      $   774,308   $13,152,708    $26,701,171
========================================================================================================================


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                 FID VIP      FTVIPT FRANK     FTVIPT FRANK      FTVIPT        GS VIT
                                                OVERSEAS,   GLOBAL REAL EST,    SM CAP VAL,     TEMP FOR    MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)             SERV CL          CL 2             CL 2        SEC, CL 2        INST
 INVESTMENT INCOME
Dividend income                                $  383,908      $ 2,378,008      $   351,687   $   920,866    $ 1,758,033
Variable account expenses                         484,426        1,092,770          507,262       677,069      1,575,492
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (100,518)       1,285,238         (155,575)      243,797        182,541
========================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                         2,152,637        4,347,183        1,169,984     6,899,469      4,437,886
    Cost of investments sold                    1,560,709        3,267,291          867,127     5,188,458      3,714,508
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     591,928        1,079,892          302,857     1,711,011        723,378
Distributions from capital gains                  298,850        9,235,521        1,967,950            --     19,367,468
Net change in unrealized appreciation or
  depreciation of investments                   7,693,061       10,802,384        5,867,656    11,929,835      4,484,282
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  8,583,839       21,117,797        8,138,463    13,640,846     24,575,128
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $8,483,321      $22,403,035      $ 7,982,888   $13,884,643    $24,757,669
========================================================================================================================



See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    13

STATEMENTS OF OPERATIONS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                   GS VIT          GS VIT        JANUS ASPEN   JANUS ASPEN    JANUS ASPEN
                                                 STRUCTD SM     STRUCTD U.S.    GLOBAL TECH,    INTL GRO,     MID CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)            CAP EQ, INST      EQ, INST          SERV           SERV           SERV
 INVESTMENT INCOME
Dividend income                                 $    82,640      $ 1,069,054     $        --   $ 1,369,661     $       --
Variable account expenses                           118,506          779,642          85,464       643,571        109,447
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (35,866)         289,412         (85,464)      726,090       (109,447)
==========================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           2,166,056          499,045       1,029,598       383,784      1,779,962
    Cost of investments sold                      1,752,730          431,087       1,128,311       252,762      1,582,011
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       413,326           67,958         (98,713)      131,022        197,951
Distributions from capital gains                    902,049               --              --            --             --
Net change in unrealized appreciation or
  depreciation of investments                        68,916        9,655,567         839,454    25,618,780      1,313,307
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    1,384,291        9,723,525         740,741    25,749,802      1,511,258
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 1,348,425      $10,012,937     $   655,277   $26,475,892     $1,401,811
==========================================================================================================================


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                   LAZARD            MFS             MFS          PUT VT         PUT VT
                                                   RETIRE      INV GRO STOCK,     NEW DIS,      HI YIELD,    INTL NEW OPP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)           INTL EQ, SERV       SERV CL         SERV CL        CL IB          CL IB
 INVESTMENT INCOME
Dividend income                                 $   522,287      $        --     $        --   $ 1,408,141     $  236,562
Variable account expenses                           467,082          332,764         246,654       166,579        167,383
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      55,205         (332,764)       (246,654)    1,241,562         69,179
==========================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           4,060,521        2,945,936       3,689,388     2,857,929      1,706,414
    Cost of investments sold                      3,010,350        2,728,433       3,111,847     2,909,023      1,205,135
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     1,050,171          217,503         577,541       (51,094)       501,279
Distributions from capital gains                  2,173,341               --         492,292            --             --
Net change in unrealized appreciation or
  depreciation of investments                     6,667,241        2,421,075       2,267,088       501,466      3,493,145
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    9,890,753        2,638,578       3,336,921       450,372      3,994,424
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 9,945,958      $ 2,305,814     $ 3,090,267   $ 1,691,934     $4,063,603
==========================================================================================================================


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                   PUT VT          PUT VT
                                                  NEW OPP,         VISTA,          RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)               CL IA            CL IB            BAL        CASH MGMT       DIV BOND
 INVESTMENT INCOME
Dividend income                                 $   347,966      $        --     $ 8,170,496   $ 3,887,860     $7,046,744
Variable account expenses                         1,785,784          120,530       2,949,218       788,857      1,442,530
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (1,437,818)        (120,530)      5,221,278     3,099,003      5,604,214
==========================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          29,151,037        1,750,295      44,140,054    24,236,517      2,401,457
    Cost of investments sold                     37,348,517        1,522,300      40,620,802    24,236,507      2,428,511
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (8,197,480)         227,995       3,519,252            10        (27,054)
Distributions from capital gains                         --               --      18,541,931            --             --
Net change in unrealized appreciation or
  depreciation of investments                    24,398,644          485,118      14,252,053            81        350,245
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   16,201,164          713,113      36,313,236            91        323,191
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $14,763,346      $   592,583     $41,534,514   $ 3,099,094     $5,927,405
==========================================================================================================================



See accompanying notes to financial statements.


 14    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    RVS VP        RVS VP        RVS VP        RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)              DIV EQ INC    EMER MKTS    GLOBAL BOND       GRO        HI YIELD BOND
 INVESTMENT INCOME
Dividend income                                  $ 4,849,312   $   152,760   $ 1,283,972   $   738,508     $ 6,177,243
Variable account expenses                          3,118,264       400,787       352,760       762,426         747,967
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    1,731,048      (248,027)      931,212       (23,918)      5,429,276
=======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            3,120,033     1,800,222     1,667,492     1,773,218       2,747,367
    Cost of investments sold                       2,536,883     1,385,389     1,675,949     1,684,806       2,655,499
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        583,150       414,833        (8,457)       88,412          91,868
Distributions from capital gains                  24,364,126     6,146,123            --            --              --
Net change in unrealized appreciation or
  depreciation of investments                     31,860,500     6,322,717     1,333,681     8,395,933       2,432,664
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    56,807,776    12,883,673     1,325,224     8,484,345       2,524,532
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $58,538,824   $12,635,646   $ 2,256,436   $ 8,460,427     $ 7,953,808
=======================================================================================================================


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    RVS VP        RVS VP        RVS VP        RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)               INTL OPP     LG CAP EQ    MID CAP GRO     S&P 500     SHORT DURATION
 INVESTMENT INCOME
Dividend income                                  $ 4,490,161   $ 7,006,392   $    31,410   $   882,484     $ 1,800,572
Variable account expenses                          2,118,588     5,312,052       104,784       548,024         421,550
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    2,371,573     1,694,340       (73,374)      334,460       1,379,022
=======================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           23,287,349    94,531,702     1,323,327     5,431,395       6,217,415
    Cost of investments sold                      16,643,439    83,427,099     1,302,232     4,592,121       6,372,779
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      6,643,910    11,104,603        21,095       839,274        (155,364)
Distributions from capital gains                          --            --       682,323       285,690              --
Net change in unrealized appreciation or
  depreciation of investments                     39,339,015    62,771,895    (1,001,724)    6,748,012         162,800
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    45,982,925    73,876,498      (298,306)    7,872,976           7,436
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $48,354,498   $75,570,838   $  (371,680)  $ 8,207,436     $ 1,386,458
=======================================================================================================================


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                                  ROYCE
                                                    RVS VP      MICRO-CAP,    THIRD AVE       WANGER         WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)              SM CAP ADV    INVEST CL        VAL       INTL SM CAP     U.S. SM CO
 INVESTMENT INCOME
Dividend income                                  $    13,672   $   215,651   $ 2,002,574   $   654,054     $   314,150
Variable account expenses                            305,101     1,083,509     1,382,204     1,181,481       1,318,436
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (291,429)     (867,858)      620,370      (527,427)     (1,004,286)
=======================================================================================================================

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            3,575,360     7,617,605    10,495,924     1,723,286       4,291,830
    Cost of investments sold                       3,061,998     5,291,594     6,751,737     1,082,205       3,266,422
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        513,362     2,326,011     3,744,187       641,081       1,025,408
Distributions from capital gains                   4,371,948     6,569,003     6,820,981            --       4,431,377
Net change in unrealized appreciation or
  depreciation of investments                     (1,198,983)   13,295,635     9,541,851    39,213,331       5,167,576
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     3,686,327    22,190,649    20,107,019    39,854,412      10,624,361
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $ 3,394,898   $21,322,791   $20,727,389   $39,326,985     $ 9,620,075
=======================================================================================================================



See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    15

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                    ---------------------------------------------------------------------
                                                       AIM VI        AIM VI        AIM VI         AC VP          AC VP
                                                     CAP APPR,      CAP DEV,      CORE EQ,        INTL,          VAL,
YEAR ENDED DEC. 31, 2006                               SER I         SER I          SER I          CL I          CL I
 OPERATIONS
Investment income (loss) -- net                     $  (223,732)  $  (135,674)  $ (1,014,668)  $   205,391   $    582,743
Net realized gain (loss) on sales of investments        225,367       381,110      2,029,587       469,877      1,014,287
Distributions from capital gains                             --       283,058             --            --     10,954,419
Net change in unrealized appreciation or
  depreciation of investments                         1,387,006     1,577,581     39,870,470     6,672,711      8,356,700
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     1,388,641     2,106,075     40,885,389     7,347,979     20,908,149
=========================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                            2,688,141     1,193,965     23,698,796     3,003,460     10,862,264
Net transfers(1)                                      4,065,406       933,306    (27,853,989)    2,729,401     (3,589,935)
Transfers for policy loans                             (154,174)     (168,607)    (2,164,942)     (434,795)    (1,248,511)
Policy charges                                         (693,005)     (402,841)   (12,710,825)     (795,516)    (3,782,277)
Contract terminations:
    Surrender benefits                               (1,208,510)     (618,595)   (19,470,320)   (1,507,495)    (6,499,587)
    Death benefits                                      (34,744)       (3,100)      (144,148)      (35,023)       (50,817)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        4,663,114       934,128    (38,645,428)    2,960,032     (4,308,863)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      22,893,828    13,491,242    283,360,147    29,378,472    123,293,260
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $28,945,583   $16,531,445   $285,600,108   $39,686,483   $139,892,546
=========================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               31,303,843    11,370,172    179,117,535    37,105,900     81,803,295
Contract purchase payments                            3,618,179       925,661     14,093,137     3,460,371      6,815,565
Net transfers(1)                                      5,462,670       690,442    (16,626,479)    3,068,719     (2,465,803)
Transfers for policy loans                             (212,275)     (130,478)    (1,283,240)     (501,402)      (776,047)
Policy charges                                         (932,539)     (312,629)    (7,568,923)     (913,499)    (2,370,281)
Contract terminations:
    Surrender benefits                               (1,625,727)     (475,701)   (11,555,215)   (1,730,402)    (4,044,427)
    Death benefits                                      (44,922)       (2,257)       (85,558)      (36,999)       (31,282)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     37,569,229    12,065,210    156,091,257    40,452,688     78,931,020
=========================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


 16    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                                     CS            CS          FID VIP        FID VIP
                                                    CALVERT VS     MID-CAP       SM CAP      GRO & INC,      MID CAP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                SOCIAL BAL      CORE         CORE I        SERV CL        SERV CL
 OPERATIONS
Investment income (loss) -- net                    $   144,806   $  (35,132)  $  (182,845)  $   (120,125)  $ (1,648,225)
Net realized gain (loss) on sales of investments       121,297      174,004      (373,762)     1,595,195      2,661,520
Distributions from capital gains                       175,852           --            --      2,888,002     28,297,666
Net change in unrealized appreciation or
  depreciation of investments                          288,744     (111,770)    1,330,915      8,789,636     (2,609,790)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      730,699       27,102       774,308     13,152,708     26,701,171
=======================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,376,005      356,304     1,962,724     10,865,085     19,791,823
Net transfers(1)                                       448,784     (592,111)   (2,734,230)    (4,359,049)    11,121,171
Transfers for policy loans                             (29,340)      (5,411)     (127,798)    (1,041,938)    (2,485,764)
Policy charges                                        (308,974)    (109,654)     (638,907)    (3,184,414)    (6,286,879)
Contract terminations:
    Surrender benefits                                (286,639)    (208,017)   (1,200,474)    (5,902,772)   (13,161,817)
    Death benefits                                          --           --        (5,350)       (46,868)      (120,430)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       1,199,836     (558,889)   (2,744,035)    (3,669,956)     8,858,104
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      8,290,693    4,050,634    20,575,994    111,455,717    226,755,617
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $10,221,228   $3,518,847   $18,606,267   $120,938,469   $262,314,892
=======================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               7,999,846    4,219,414    17,235,293    110,214,411    113,269,739
Contract purchase payments                           1,296,355      369,735     1,587,703     10,292,892      9,248,585
Net transfers(1)                                       437,264     (618,378)   (2,213,760)    (4,106,696)     5,216,915
Transfers for policy loans                             (27,742)      (5,699)     (104,640)      (984,462)    (1,158,636)
Policy charges                                        (291,396)    (113,703)     (518,019)    (3,017,820)    (2,940,860)
Contract terminations:
    Surrender benefits                                (265,181)    (221,560)     (971,837)    (5,576,318)    (6,151,111)
    Death benefits                                          --           --        (4,476)       (44,153)       (55,081)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     9,149,146    3,629,809    15,010,264    106,777,854    117,429,551
=======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    17

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                 FID VIP       FTVIPT FRANK     FTVIPT FRANK      FTVIPT        GS VIT
                                                OVERSEAS,    GLOBAL REAL EST,    SM CAP VAL,     TEMP FOR    MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)             SERV CL           CL 2             CL 2        SEC, CL 2        INST
 OPERATIONS
Investment income (loss) -- net                $  (100,518)    $  1,285,238      $  (155,575)  $   243,797   $    182,541
Net realized gain (loss) on sales of
  investments                                      591,928        1,079,892          302,857     1,711,011        723,378
Distributions from capital gains                   298,850        9,235,521        1,967,950            --     19,367,468
Net change in unrealized appreciation or
  depreciation of investments                    7,693,061       10,802,384        5,867,656    11,929,835      4,484,282
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      8,483,321       22,403,035        7,982,888    13,884,643     24,757,669
=========================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                       4,700,093       17,418,625        9,187,317     6,222,345     23,655,136
Net transfers(1)                                 5,686,280        2,866,122        5,339,730    (3,250,165)     6,020,649
Transfers for policy loans                        (374,739)      (1,205,114)        (517,002)     (626,993)    (1,417,863)
Policy charges                                  (1,171,309)      (3,632,311)      (1,789,726)   (1,665,415)    (5,147,371)
Contract terminations:
    Surrender benefits                          (2,372,718)      (4,945,456)      (2,231,751)   (3,497,103)    (7,410,408)
    Death benefits                                 (28,392)        (119,232)         (28,577)      (36,885)      (198,660)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   6,439,215       10,382,634        9,959,991    (2,854,216)    15,501,483
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 45,739,706      108,134,780       46,374,484    69,697,863    154,329,843
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $60,662,242     $140,920,449      $64,317,363   $80,728,290   $194,588,995
=========================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          44,720,166       43,698,391       23,267,706    57,133,641     69,180,608
Contract purchase payments                       4,326,219        6,653,850        4,212,144     4,714,424     10,005,882
Net transfers(1)                                 5,309,933        1,072,826        2,446,521    (2,476,473)     2,562,856
Transfers for policy loans                        (344,688)        (458,852)        (237,486)     (477,198)      (602,065)
Policy charges                                  (1,077,119)      (1,387,672)        (821,309)   (1,259,989)    (2,177,216)
Contract terminations:
    Surrender benefits                          (2,172,007)      (1,880,603)      (1,019,378)   (2,626,839)    (3,120,084)
    Death benefits                                 (24,960)         (45,871)         (13,065)      (26,288)       (83,110)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                50,737,544       47,652,069       27,835,133    54,981,278     75,766,871
=========================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


 18    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                  GS VIT         GS VIT       JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                STRUCTD SM    STRUCTD U.S.   GLOBAL TECH,     INTL GRO,    MID CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)           CAP EQ, INST     EQ, INST         SERV           SERV           SERV
 OPERATIONS
Investment income (loss) -- net                 $   (35,866)  $    289,412    $   (85,464)  $    726,090    $  (109,447)
Net realized gain (loss) on sales of
  investments                                       413,326         67,958        (98,713)       131,022        197,951
Distributions from capital gains                    902,049             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                        68,916      9,655,567        839,454     25,618,780      1,313,307
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       1,348,425     10,012,937        655,277     26,475,892      1,401,811
=======================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                        1,152,580     12,672,228      1,197,652      7,508,105      1,140,153
Net transfers(1)                                 (1,038,710)    17,301,982        522,164     25,755,089       (665,911)
Transfers for policy loans                         (215,509)      (825,070)       (89,795)      (667,541)       (68,210)
Policy charges                                     (352,795)    (2,325,295)      (300,612)    (1,787,523)      (394,064)
Contract terminations:
    Surrender benefits                             (682,030)    (3,622,955)      (435,731)    (3,584,346)      (648,004)
    Death benefits                                  (33,383)       (27,505)        (3,218)       (29,915)       (47,232)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (1,169,847)    23,173,385        890,460     27,193,869       (683,268)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  12,681,030     71,196,214      8,646,616     46,820,675     11,766,718
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $12,859,608   $104,382,536    $10,192,353   $100,490,436    $12,485,261
=======================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            8,156,632     75,356,849     20,674,047     48,928,295     20,736,843
Contract purchase payments                          700,899     12,803,499      2,826,058      6,471,382      1,917,456
Net transfers(1)                                   (642,952)    17,449,606      1,265,550     22,081,154     (1,121,530)
Transfers for policy loans                         (130,820)      (831,640)      (217,763)      (570,764)      (113,309)
Policy charges                                     (215,581)    (2,348,828)      (708,593)    (1,540,680)      (664,388)
Contract terminations:
    Surrender benefits                             (414,390)    (3,654,517)    (1,027,383)    (3,078,630)    (1,084,173)
    Death benefits                                  (19,653)       (27,284)        (7,007)       (25,353)       (77,677)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  7,434,135     98,747,685     22,804,909     72,265,404     19,593,222
=======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------------
                                                     LAZARD            MFS            MFS          PUT VT         PUT VT
                                                     RETIRE      INV GRO STOCK,     NEW DIS,     HI YIELD,    INTL NEW OPP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)             INTL EQ, SERV       SERV CL        SERV CL        CL IB          CL IB

 OPERATIONS
Investment income (loss) -- net                   $    55,205      $  (332,764)   $  (246,654)  $ 1,241,562    $    69,179
Net realized gain (loss) on sales of
  investments                                       1,050,171          217,503        577,541       (51,094)       501,279
Distributions from capital gains                    2,173,341               --        492,292            --             --
Net change in unrealized appreciation or
  depreciation of investments                       6,667,241        2,421,075      2,267,088       501,466      3,493,145
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   9,945,958        2,305,814      3,090,267     1,691,934      4,063,603
===========================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                          6,949,711        5,347,669      3,778,779     1,504,814      1,575,426
Net transfers(1)                                   (2,513,422)        (663,261)    (3,389,972)     (377,808)       366,075
Transfers for policy loans                           (362,556)        (243,236)      (179,191)     (115,722)      (171,625)
Policy charges                                     (1,434,414)      (1,185,470)      (914,147)     (520,820)      (443,613)
Contract terminations:
    Surrender benefits                             (2,347,094)      (1,823,084)    (1,314,111)   (1,014,478)      (850,314)
    Death benefits                                    (37,389)         (14,399)       (12,124)       (6,378)        (2,107)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        254,836        1,418,219     (2,030,766)     (530,392)       473,842
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    46,195,253       35,398,924     26,886,000    18,173,982     15,847,593
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $56,396,047      $39,122,957    $27,945,501   $19,335,524    $20,385,038
===========================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             45,316,524       53,002,892     30,257,997    14,202,500     20,915,832
Contract purchase payments                          6,211,731        7,903,638      4,072,643     1,134,592      1,865,296
Net transfers(1)                                   (2,245,200)        (993,483)    (3,619,127)     (291,800)       470,660
Transfers for policy loans                           (324,027)        (357,349)      (195,467)      (87,549)      (205,243)
Policy charges                                     (1,280,885)      (1,752,227)      (985,108)     (392,889)      (524,032)
Contract terminations:
    Surrender benefits                             (2,085,335)      (2,697,515)    (1,418,298)     (765,212)      (996,460)
    Death benefits                                    (34,706)         (21,588)       (12,274)       (4,862)        (2,465)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   45,558,102       55,084,368     28,100,366    13,794,780     21,523,588
===========================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


 20    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                     PUT VT         PUT VT
                                                    NEW OPP,        VISTA,        RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  CL IA         CL IB           BAL         CASH MGMT      DIV BOND
 OPERATIONS
Investment income (loss) -- net                   $ (1,437,818)  $  (120,530)  $  5,221,278   $  3,099,003   $  5,604,214
Net realized gain (loss) on sales of investments    (8,197,480)      227,995      3,519,252             10        (27,054)
Distributions from capital gains                            --            --     18,541,931             --             --
Net change in unrealized appreciation or
  depreciation of investments                       24,398,644       485,118     14,252,053             81        350,245
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   14,763,346       592,583     41,534,514      3,099,094      5,927,405
=========================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                          18,612,582     1,573,278     26,037,653     41,929,110     22,678,775
Net transfers(1)                                   (18,567,150)   (1,079,885)   (18,480,350)    (7,493,255)    28,939,012
Transfers for policy loans                          (1,755,630)     (104,628)      (929,873)       306,673       (710,907)
Policy charges                                      (9,121,049)     (405,365)   (20,666,495)   (11,868,276)    (8,837,877)
Contract terminations:
    Surrender benefits                             (14,245,936)     (719,746)   (23,435,738)    (6,379,723)    (8,873,187)
    Death benefits                                     (61,774)           --       (634,956)       (75,078)      (182,568)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (25,138,957)     (736,346)   (38,109,759)    16,419,451     33,013,248
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    203,806,887    13,336,607    334,938,704     77,389,715    144,634,305
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $193,431,276   $13,192,844   $338,363,459   $ 96,908,260   $183,574,958
=========================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             149,195,541    18,854,169    340,777,538     72,075,812    111,698,540
Contract purchase payments                          13,284,947     2,172,689     25,432,386     38,362,138     17,334,221
Net transfers(1)                                   (13,197,211)   (1,482,320)   (18,160,716)    (6,805,548)    22,097,716
Transfers for policy loans                          (1,259,610)     (144,892)      (928,348)       283,672       (542,517)
Policy charges                                      (6,526,488)     (561,541)   (20,176,998)   (10,862,490)    (6,774,615)
Contract terminations:
    Surrender benefits                             (10,161,983)     (991,655)   (22,791,560)    (5,837,609)    (6,791,764)
    Death benefits                                     (43,566)           --       (562,856)       (70,252)      (168,551)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   131,291,630    17,846,450    303,589,446     87,145,723    136,853,030
=========================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    21

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                   RVS VP         RVS VP        RVS VP        RVS VP          RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)             DIV EQ INC     EMER MKTS    GLOBAL BOND        GRO       HI YIELD BOND
 OPERATIONS
Investment income (loss) -- net                 $  1,731,048   $  (248,027)  $   931,212   $    (23,918)   $ 5,429,276
Net realized gain (loss) on sales of
  investments                                        583,150       414,833        (8,457)        88,412         91,868
Distributions from capital gains                  24,364,126     6,146,123            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     31,860,500     6,322,717     1,333,681      8,395,933      2,432,664
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       58,538,824    12,635,646     2,256,436      8,460,427      7,953,808
=======================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                        50,912,219     6,999,820     6,354,083     13,529,744     13,158,228
Net transfers(1)                                  81,302,935     8,827,439     5,706,023     20,112,101      7,984,447
Transfers for policy loans                        (3,276,870)     (577,248)     (262,302)      (864,331)      (456,796)
Policy charges                                   (10,714,439)   (1,257,421)   (1,327,240)    (2,339,640)    (3,127,330)
Contract terminations:
    Surrender benefits                           (14,867,606)   (1,752,114)   (1,634,641)    (3,355,410)    (3,404,778)
    Death benefits                                  (204,738)       (7,051)      (18,014)       (30,574)       (29,153)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   103,151,501    12,233,425     8,817,909     27,051,890     14,124,618
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  264,999,004    31,607,200    34,407,690     66,227,843     73,431,890
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $426,689,329   $56,476,271   $45,482,035   $101,740,160    $95,510,316
=======================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           179,393,654    19,619,524    24,417,085    123,244,315     58,224,816
Contract purchase payments                        31,485,167     3,880,074     4,403,358     24,468,759     10,022,127
Net transfers(1)                                  50,451,857     4,898,077     3,933,123     36,195,033      6,050,948
Transfers for policy loans                        (2,028,837)     (319,759)     (181,383)    (1,554,274)      (358,280)
Policy charges                                    (6,626,389)     (694,376)     (919,320)    (4,232,961)    (2,382,886)
Contract terminations:
    Surrender benefits                            (9,152,056)     (963,143)   (1,128,032)    (6,079,751)    (2,580,439)
    Death benefits                                  (123,244)       (3,996)      (12,416)       (55,101)       (21,766)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 243,400,152    26,416,401    30,512,415    171,986,020     68,954,520
=======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


 22    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                   RVS VP         RVS VP         RVS VP        RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)              INTL OPP       LG CAP EQ    MID CAP GRO     S&P 500     SHORT DURATION
 OPERATIONS
Investment income (loss) -- net                 $  2,371,573   $  1,694,340   $   (73,374)  $   334,460     $ 1,379,022
Net realized gain (loss) on sales of
  investments                                      6,643,910     11,104,603        21,095       839,274        (155,364)
Distributions from capital gains                          --             --       682,323       285,690              --
Net change in unrealized appreciation or
  depreciation of investments                     39,339,015     62,771,895    (1,001,724)    6,748,012         162,800
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       48,354,498     75,570,838      (371,680)    8,207,436       1,386,458
========================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                        17,440,495     57,175,649     2,523,036     7,688,828       7,358,149
Net transfers(1)                                  (6,199,759)    58,962,620     7,706,108    (3,312,503)      1,517,335
Transfers for policy loans                        (1,981,851)    (2,957,143)     (156,946)     (504,104)       (284,729)
Policy charges                                    (9,890,801)   (33,658,206)     (543,505)   (2,005,257)     (3,059,818)
Contract terminations:
    Surrender benefits                           (16,413,571)   (41,706,798)     (592,441)   (2,859,381)     (2,820,094)
    Death benefits                                  (101,564)      (656,469)       (1,358)       (5,871)       (139,892)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (17,147,051)    37,159,653     8,934,894      (998,288)      2,570,951
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  218,124,817    511,325,754     5,299,253    58,685,770      46,517,084
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $249,332,264   $624,056,245   $13,862,467   $65,894,918     $50,474,493
========================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           265,961,933    676,240,072     4,302,893    67,699,407      39,025,093
Contract purchase payments                        19,133,685     72,388,320     2,104,253     8,449,406       6,074,810
Net transfers(1)                                  (6,969,502)    73,898,278     6,044,262    (3,723,271)      1,214,180
Transfers for policy loans                        (2,163,518)    (3,724,103)     (130,533)     (551,047)       (234,341)
Policy charges                                   (10,857,289)   (42,628,195)     (455,350)   (2,202,570)     (2,536,488)
Contract terminations:
    Surrender benefits                           (17,956,715)   (52,728,712)     (498,758)   (3,119,311)     (2,326,855)
    Death benefits                                  (110,224)      (721,989)       (1,192)       (6,253)       (126,235)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 247,038,370    722,723,671    11,365,575    66,546,361      41,090,164
========================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    23

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                                   ROYCE
                                                    RVS VP      MICRO-CAP,      THIRD AVE       WANGER         WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)              SM CAP ADV     INVEST CL         VAL        INTL SM CAP    U.S. SM CO
 OPERATIONS
Investment income (loss) -- net                  $  (291,429)  $   (867,858)  $    620,370   $   (527,427)  $ (1,004,286)
Net realized gain (loss) on sales of
  investments                                        513,362      2,326,011      3,744,187        641,081      1,025,408
Distributions from capital gains                   4,371,948      6,569,003      6,820,981             --      4,431,377
Net change in unrealized appreciation or
  depreciation of investments                     (1,198,983)    13,295,635      9,541,851     39,213,331      5,167,576
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  3,394,898     21,322,791     20,727,389     39,326,985      9,620,075
========================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                         4,445,114      9,504,495     11,496,030     18,534,418     24,681,160
Net transfers(1)                                  (2,233,120)      (375,138)    (1,662,459)    13,885,879      4,954,421
Transfers for policy loans                          (311,165)    (1,329,559)    (1,401,220)    (1,357,867)    (1,308,946)
Policy charges                                    (1,041,831)    (3,141,224)    (3,891,606)    (3,529,333)    (4,430,115)
Contract terminations:
    Surrender benefits                            (1,778,807)    (6,253,427)    (7,624,332)    (5,248,030)    (6,095,254)
    Death benefits                                        --        (79,274)      (219,137)      (143,445)      (102,852)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (919,809)    (1,674,127)    (3,302,724)    22,141,622     17,698,414
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   32,162,290    107,694,778    142,433,203     98,902,228    129,586,322
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $34,637,379   $127,343,442   $159,857,868   $160,370,835   $156,904,811
========================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            23,709,872     45,852,354     59,381,128     87,136,920     73,417,434
Contract purchase payments                         3,088,500      3,652,408      4,458,614     13,951,437     13,571,448
Net transfers(1)                                  (1,558,134)      (171,578)      (664,944)    10,552,177      2,730,769
Transfers for policy loans                          (214,148)      (509,547)      (544,649)    (1,008,403)      (718,627)
Policy charges                                      (724,317)    (1,206,833)    (1,510,067)    (2,650,300)    (2,437,664)
Contract terminations:
    Surrender benefits                            (1,233,218)    (2,401,120)    (2,956,512)    (3,931,282)    (3,359,100)
    Death benefits                                        --        (29,726)       (82,472)      (108,022)       (55,095)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  23,068,555     45,185,958     58,081,098    103,942,527     83,149,165
========================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


 24    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                     AIM VI        AIM VI        AIM VI         AC VP          AC VP
                                                   CAP APPR,      CAP DEV,      CORE EQ,        INTL,          VAL,
YEAR ENDED DEC. 31, 2005                             SER I         SER I          SER I          CL I          CL I
 OPERATIONS
Investment income (loss) -- net                   $  (163,372)  $  (117,834)  $  1,599,630   $    50,514   $    (83,039)
Net realized gain (loss) on sales of investments       97,586       434,142     (2,301,026)      190,451        383,750
Distributions from capital gains                           --            --             --            --     10,985,835
Net change in unrealized appreciation or
  depreciation of investments                       1,788,777       800,336     12,800,164     2,941,657     (6,352,459)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,722,991     1,116,644     12,098,768     3,182,622      4,934,087
=======================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                          2,593,552     1,359,581     29,375,092     3,024,949     12,173,999
Net transfers(1)                                    3,260,276      (822,598)   (40,252,659)    1,088,724      9,458,819
Transfers for policy loans                           (219,919)      (82,425)    (1,649,236)     (183,935)      (715,213)
Policy charges                                       (578,290)     (369,511)   (14,252,222)     (676,091)    (3,728,017)
Contract terminations:
    Surrender benefits                               (698,825)     (568,990)   (17,348,532)     (872,913)    (5,266,566)
    Death benefits                                     (5,956)           --       (118,582)       (2,660)       (96,436)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      4,350,838      (483,943)   (44,246,139)    2,378,074     11,826,586
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    16,819,999    12,858,541    315,507,518    23,817,776    106,532,587
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $22,893,828   $13,491,242   $283,360,147   $29,378,472   $123,293,260
=======================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             24,807,246    11,771,651    208,155,888    33,764,740     73,576,336
Contract purchase payments                          3,833,510     1,238,459     19,345,376     4,221,840      8,387,879
Net transfers(1)                                    4,949,813      (708,890)   (26,067,435)    1,631,584      6,736,201
Transfers for policy loans                           (323,602)      (75,810)    (1,085,057)     (253,014)      (490,154)
Policy charges                                       (939,768)     (346,675)    (9,744,610)   (1,051,564)    (2,723,940)
Contract terminations:
    Surrender benefits                             (1,015,351)     (508,563)   (11,408,855)   (1,203,834)    (3,616,367)
    Death benefits                                     (8,005)           --        (77,772)       (3,852)       (66,660)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   31,303,843    11,370,172    179,117,535    37,105,900     81,803,295
=======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    25

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                                    CS            CS          FID VIP        FID VIP
                                                   CALVERT VS     MID-CAP       SM CAP      GRO & INC,      MID CAP,
YEAR ENDED DEC. 31, 2005 (CONTINUED)               SOCIAL BAL      CORE         CORE I        SERV CL        SERV CL
 OPERATIONS
Investment income (loss) -- net                    $   81,396   $  (36,518)  $  (198,678)  $    531,679   $  1,229,001
Net realized gain (loss) on sales of investments       49,555      118,214      (593,843)       902,112        947,009
Distributions from capital gains                           --           --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                         212,393      152,976       (66,915)     5,502,267     30,222,729
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     343,344      234,672      (859,436)     6,936,058     32,398,739
======================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,366,154      448,820     2,548,169     12,557,742     19,779,737
Net transfers(1)                                      902,950     (505,234)   (3,701,942)    (4,873,314)    15,902,890
Transfers for policy loans                            (44,371)     (54,859)     (154,822)      (587,654)    (1,781,912)
Policy charges                                       (262,095)    (135,536)     (758,458)    (3,191,341)    (5,511,153)
Contract terminations:
    Surrender benefits                               (281,007)    (133,354)     (987,824)    (4,344,646)    (7,987,070)
    Death benefits                                         --       (4,095)         (647)       (79,181)       (92,372)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      1,681,631     (384,258)   (3,055,524)      (518,394)    20,310,120
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     6,265,718    4,200,220    24,490,954    105,038,053    174,046,758
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $8,290,693   $4,050,634   $20,575,994   $111,455,717   $226,755,617
======================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              6,330,422    4,635,972    19,785,739    110,690,227    101,848,406
Contract purchase payments                          1,360,971      493,320     2,135,399     13,265,212     11,034,024
Net transfers(1)                                      900,866     (546,935)   (3,057,919)    (4,691,454)     9,034,485
Transfers for policy loans                            (44,944)     (58,861)     (129,048)      (621,593)      (988,787)
Policy charges                                       (267,300)    (154,195)     (674,955)    (3,759,895)    (3,191,025)
Contract terminations:
    Surrender benefits                               (280,169)    (145,213)     (823,415)    (4,585,001)    (4,417,814)
    Death benefits                                         --       (4,674)         (508)       (83,085)       (49,550)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    7,999,846    4,219,414    17,235,293    110,214,411    113,269,739
======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements


 26    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                 FID VIP       FTVIPT FRANK     FTVIPT FRANK      FTVIPT        GS VIT
                                                OVERSEAS,    GLOBAL REAL EST,      SM CAP        TEMP FOR    MID CAP VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)             SERV CL           CL 2           VAL, CL 2     SEC, CL 2        INST
 OPERATIONS
Investment income (loss) -- net                $  (138,044)    $    431,866      $   (58,805)  $   162,065   $   (315,596)
Net realized gain (loss) on sales of
  investments                                      241,279          262,080          137,118       242,252         60,720
Distributions from capital gains                   178,261        5,425,362          234,943            --     14,171,017
Net change in unrealized appreciation or
  depreciation of investments                    6,519,335        5,183,246        2,838,979     5,404,740        651,914
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      6,800,831       11,302,554        3,152,235     5,809,057     14,568,055
=========================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                       4,436,787       14,576,411        6,881,987     6,754,479     19,209,145
Net transfers(1)                                 3,791,589       11,358,562        8,811,748     6,197,862     26,285,694
Transfers for policy loans                        (318,677)        (647,721)        (256,498)     (492,638)    (1,059,979)
Policy charges                                    (938,075)      (2,959,243)      (1,353,317)   (1,583,596)    (4,107,290)
Contract terminations:
    Surrender benefits                          (1,273,231)      (3,505,426)      (1,612,298)   (2,086,981)    (4,677,299)
    Death benefits                                 (24,148)         (57,215)         (14,690)      (15,831)       (26,800)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   5,674,245       18,765,368       12,456,932     8,773,295     35,623,471
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 33,264,630       78,066,858       30,765,317    55,115,511    104,138,317
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $45,739,706     $108,134,780      $46,374,484   $69,697,863   $154,329,843
=========================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          38,347,067       35,478,689       16,639,770    49,329,797     52,198,512
Contract purchase payments                       5,011,451        6,370,441        3,630,533     5,947,985      9,140,817
Net transfers(1)                                 4,246,345        5,028,715        4,722,482     5,650,999     12,579,212
Transfers for policy loans                        (356,656)        (287,312)        (135,753)     (434,315)      (498,655)
Policy charges                                  (1,077,893)      (1,346,982)        (737,799)   (1,511,767)    (2,013,379)
Contract terminations:
    Surrender benefits                          (1,423,991)      (1,520,540)        (843,646)   (1,834,886)    (2,213,082)
    Death benefits                                 (26,157)         (24,620)          (7,881)      (14,172)       (12,817)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                44,720,166       43,698,391       23,267,706    57,133,641     69,180,608
=========================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                  GS VIT         GS VIT       JANUS ASPEN   JANUS ASPEN    JANUS ASPEN
                                                STRUCTD SM    STRUCTD U.S.   GLOBAL TECH,    INTL GRO,    MID CAP GRO,
YEAR ENDED DEC. 31, 2005 (CONTINUED)           CAP EQ, INST     EQ, INST         SERV           SERV          SERV
 OPERATIONS
Investment income (loss) -- net                 $   (80,610)   $    11,882    $   (68,490)  $    71,202    $  (100,860)
Net realized gain (loss) on sales of
  investments                                       332,529         44,652       (339,908)      230,860        (42,053)
Distributions from capital gains                  1,106,680             --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                      (755,148)     4,205,182      1,193,791     9,869,698      1,316,428
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         603,451      4,261,716        785,393    10,171,760      1,173,515
======================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                        1,343,273      9,582,014      1,296,063     4,719,498      1,414,958
Net transfers(1)                                   (685,206)    20,941,203       (675,232)    4,010,106     (1,168,436)
Transfers for policy loans                         (161,741)      (358,330)       (93,894)     (211,838)      (136,570)
Policy charges                                     (361,502)    (1,679,276)      (289,376)   (1,120,985)      (416,616)
Contract terminations:
    Surrender benefits                             (370,210)    (1,768,647)      (242,423)   (1,309,111)      (416,132)
    Death benefits                                       --         (3,786)            --       (14,195)        (4,289)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (235,386)    26,713,178         (4,862)    6,073,475       (727,085)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  12,312,965     40,221,320      7,866,085    30,575,440     11,320,288
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $12,681,030    $71,196,214    $ 8,646,616   $46,820,675    $11,766,718
======================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            8,325,275     44,938,620     20,792,838    41,780,696     22,148,968
Contract purchase payments                          909,475     10,808,494      3,461,878     5,995,671      2,726,449
Net transfers(1)                                   (469,868)    23,944,493     (1,913,671)    4,533,591     (2,261,685)
Transfers for policy loans                         (109,426)      (403,625)      (246,915)     (257,128)      (263,177)
Policy charges                                     (248,693)    (1,936,753)      (778,473)   (1,450,744)      (812,094)
Contract terminations:
    Surrender benefits                             (250,131)    (1,990,414)      (641,610)   (1,654,075)      (792,709)
    Death benefits                                       --         (3,966)            --       (19,716)        (8,909)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  8,156,632     75,356,849     20,674,047    48,928,295     20,736,843
======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements


 28    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                    LAZARD            MFS            MFS          PUT VT         PUT VT
                                                    RETIRE      INV GRO STOCK,     NEW DIS,     HI YIELD,    INTL NEW OPP,
YEAR ENDED DEC. 31, 2005 (CONTINUED)            INTL EQ, SERV       SERV CL        SERV CL        CL IB          CL IB
 OPERATIONS
Investment income (loss) -- net                  $    42,486      $  (245,965)   $  (238,460)  $ 1,291,368    $   (38,082)
Net realized gain (loss) on sales of
  investments                                        177,678           54,854        279,546       (20,469)       200,327
Distributions from capital gains                     590,809               --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                      3,334,237        1,380,888        971,779      (893,802)     2,136,749
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        4,145,210        1,189,777      1,012,865       377,097      2,298,994
==========================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                         6,598,106        5,339,100      4,567,634     1,777,450      1,730,493
Net transfers(1)                                   6,875,497        1,090,291     (5,182,341)     (726,853)       (91,840)
Transfers for policy loans                          (310,164)        (174,188)      (115,491)          439       (134,934)
Policy charges                                    (1,169,315)      (1,137,714)      (970,876)     (531,426)      (409,262)
Contract terminations:
    Surrender benefits                            (1,250,739)      (1,297,361)    (1,025,455)     (697,691)      (518,867)
    Death benefits                                    (2,099)          (9,109)        (5,421)          (31)        (4,344)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    10,741,286        3,811,019     (2,731,950)     (178,112)       571,246
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   31,308,757       30,398,128     28,605,085    17,974,997     12,977,353
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $46,195,253      $35,398,924    $26,886,000   $18,173,982    $15,847,593
==========================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            33,679,892       47,014,195     33,509,220    14,351,656     20,092,541
Contract purchase payments                         7,047,768        8,345,158      5,542,525     1,414,825      2,534,931
Net transfers(1)                                   7,546,331        1,776,691     (6,231,071)     (546,087)      (133,748)
Transfers for policy loans                          (329,996)        (268,717)      (135,583)          706       (196,028)
Policy charges                                    (1,299,782)      (1,821,310)    (1,191,434)     (463,322)      (623,039)
Contract terminations:
    Surrender benefits                            (1,325,487)      (2,028,071)    (1,229,319)     (555,254)      (752,940)
    Death benefits                                    (2,202)         (15,054)        (6,341)          (24)        (5,885)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  45,316,524       53,002,892     30,257,997    14,202,500     20,915,832
==========================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                     PUT VT         PUT VT
                                                    NEW OPP,        VISTA,        RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                  CL IA         CL IB           BAL         CASH MGMT      DIV BOND
 OPERATIONS
Investment income (loss) -- net                   $ (1,078,619)  $  (115,456)  $  5,863,563   $  1,318,836   $  3,742,860
Net realized gain (loss) on sales of investments   (16,374,697)       67,060      3,079,601              4         36,410
Distributions from capital gains                            --            --     10,130,895             --             --
Net change in unrealized appreciation or
  depreciation of investments                       35,089,024     1,417,202     (9,049,004)           117     (2,189,148)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   17,635,708     1,368,806     10,025,055      1,318,957      1,590,122
=========================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                          22,722,180     1,862,973     29,823,020     38,345,414     18,982,840
Net transfers(1)                                   (31,679,029)   (1,798,226)   (22,412,926)   (28,861,408)    15,488,786
Transfers for policy loans                          (1,092,698)     (100,258)      (759,653)       327,932       (535,497)
Policy charges                                     (10,251,942)     (440,230)   (22,462,442)   (11,123,015)    (8,295,431)
Contract terminations:
    Surrender benefits                             (12,226,617)     (458,989)   (23,256,888)    (6,640,080)    (6,573,552)
    Death benefits                                    (100,919)        4,770       (782,409)      (187,092)      (300,352)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (32,629,025)     (929,960)   (39,851,298)    (8,138,249)    18,766,794
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    218,800,204    12,897,761    364,764,947     84,209,007    124,277,389
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $203,806,887   $13,336,607   $334,938,704   $ 77,389,715   $144,634,305
=========================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             175,130,444    20,265,481    382,278,637     79,776,323     97,306,508
Contract purchase payments                          18,013,833     2,876,981     31,236,675     36,052,366     14,684,698
Net transfers(1)                                   (24,983,486)   (2,741,588)   (22,236,123)   (27,027,062)    12,175,600
Transfers for policy loans                            (862,034)     (151,701)      (815,399)       312,665       (416,937)
Policy charges                                      (8,370,734)     (688,054)   (24,737,196)   (10,587,743)    (6,646,655)
Contract terminations:
    Surrender benefits                              (9,653,493)     (714,581)   (24,186,961)    (6,265,409)    (5,141,202)
    Death benefits                                     (78,989)        7,631       (762,095)      (185,328)      (263,472)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   149,195,541    18,854,169    340,777,538     72,075,812    111,698,540
=========================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


 30    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                   RVS VP         RVS VP        RVS VP        RVS VP          RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)             DIV EQ INC     EMER MKTS    GLOBAL BOND        GRO       HI YIELD BOND
 OPERATIONS
Investment income (loss) -- net                 $  1,422,767   $  (136,721)  $   859,306   $   (213,090)   $ 3,651,391
Net realized gain (loss) on sales of
  investments                                        281,517        37,613         7,317          6,913         93,199
Distributions from capital gains                   9,590,522     1,354,166       148,958             --             --
Net change in unrealized appreciation or
  depreciation of investments                     15,131,131     5,149,275    (2,723,991)     3,602,328     (1,676,178)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       26,425,937     6,404,333    (1,708,410)     3,396,151      2,068,412
=======================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                        32,401,686     3,510,168     5,060,066      7,446,282     10,919,683
Net transfers(1)                                  73,540,472    12,459,194    10,161,700     26,568,795      6,972,252
Transfers for policy loans                        (1,382,698)     (233,940)     (178,691)      (268,887)      (435,981)
Policy charges                                    (6,906,281)     (605,118)   (1,084,635)    (1,405,048)    (2,633,044)
Contract terminations:
    Surrender benefits                            (7,019,193)     (456,200)     (935,492)    (1,340,293)    (2,063,721)
    Death benefits                                   (96,363)           --        (2,793)       (17,470)        (6,319)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    90,537,623    14,674,104    13,020,155     30,983,379     12,752,870
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  148,035,444    10,528,763    23,095,945     31,848,313     58,610,608
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $264,999,004   $31,607,200   $34,407,690   $ 66,227,843    $73,431,890
=======================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           112,731,005     8,666,322    15,431,794     63,794,564     47,909,820
Contract purchase payments                        23,774,412     2,614,608     3,507,019     14,530,107      8,841,985
Net transfers(1)                                  54,292,572     9,306,801     7,057,099     50,913,369      5,762,323
Transfers for policy loans                        (1,008,633)     (174,210)     (124,422)      (522,019)      (353,017)
Policy charges                                    (5,209,351)     (457,986)     (804,066)    (2,820,643)    (2,260,838)
Contract terminations:
    Surrender benefits                            (5,115,785)     (336,011)     (648,416)    (2,618,526)    (1,670,348)
    Death benefits                                   (70,566)           --        (1,923)       (32,537)        (5,109)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 179,393,654    19,619,524    24,417,085    123,244,315     58,224,816
=======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    31

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                   RVS VP         RVS VP         RVS VP         RVS VP          RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)              INTL OPP       LG CAP EQ      S&P 500     SHORT DURATION    SM CAP ADV
 OPERATIONS
Investment income (loss) -- net                 $  1,024,618   $  1,133,316   $   271,231     $   934,514    $  (273,578)
Net realized gain (loss) on sales of
  investments                                      2,311,753      5,812,820       345,254        (150,750)       480,687
Distributions from capital gains                          --             --       142,806              --      4,075,215
Net change in unrealized appreciation or
  depreciation of investments                     21,861,713     19,215,911     1,291,038        (474,923)    (3,009,775)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       25,198,084     26,162,047     2,050,329         308,841      1,272,549
========================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                        18,914,971     53,638,214     8,617,286       8,334,599      4,611,411
Net transfers(1)                                  (5,911,194)   (60,115,779)    2,721,656      (4,242,619)      (786,511)
Transfers for policy loans                        (1,152,132)    (1,930,390)     (286,664)        (92,068)      (146,235)
Policy charges                                    (9,694,110)   (33,013,666)   (1,990,192)     (3,285,901)    (1,043,242)
Contract terminations:
    Surrender benefits                           (12,217,346)   (35,202,694)   (1,975,912)     (2,220,506)      (846,866)
    Death benefits                                   (79,370)      (445,843)      (34,892)       (258,840)         1,959
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (10,139,181)   (77,070,158)    7,051,282      (1,765,335)     1,790,516
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  203,065,914    562,233,865    49,584,159      47,973,578     29,099,225
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $218,124,817   $511,325,754   $58,685,770     $46,517,084    $32,162,290
========================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           279,405,246    782,401,975    59,186,174      40,583,518     22,286,255
Contract purchase payments                        25,683,630     74,088,657    10,310,064       6,980,554      3,567,137
Net transfers(1)                                  (7,310,195)   (81,258,260)    3,369,241      (3,455,035)      (566,866)
Transfers for policy loans                        (1,548,518)    (2,617,073)     (340,381)        (67,489)      (113,290)
Policy charges                                   (13,625,001)   (47,436,395)   (2,429,494)     (2,873,915)      (811,062)
Contract terminations:
    Surrender benefits                           (16,535,295)   (48,411,243)   (2,354,113)     (1,887,145)      (654,136)
    Death benefits                                  (107,934)      (527,589)      (42,084)       (255,395)         1,834
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 265,961,933    676,240,072    67,699,407      39,025,093     23,709,872
========================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


 32    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------
                                                             ROYCE
                                                          MICRO-CAP,      THIRD AVE       WANGER        WANGER
YEAR ENDED DEC. 31, 2005 (CONTINUED)                       INVEST CL         VAL       INTL SM CAP    U.S. SM CO
 OPERATIONS
Investment income (loss) -- net                          $   (364,184)  $    540,684   $    (6,873)  $   (963,377)
Net realized gain (loss) on sales of investments            1,926,571      1,166,599        45,917         78,766
Distributions from capital gains                            1,668,071      2,746,814            --             --
Net change in unrealized appreciation or depreciation
  of investments                                            7,186,377     12,457,840    14,784,043     12,129,278
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               10,416,835     16,911,937    14,823,087     11,244,667
=================================================================================================================

 CONTRACT TRANSACTIONS
Contract purchase payments                                 11,258,197     12,452,510    12,945,984     19,513,102
Net transfers(1)                                           (9,333,498)     4,801,030    20,260,250     16,784,058
Transfers for policy loans                                   (848,943)    (1,088,946)     (851,948)      (699,517)
Policy charges                                             (3,068,822)    (3,643,602)   (2,293,484)    (3,547,287)
Contract terminations:
    Surrender benefits                                     (4,165,130)    (4,891,846)   (2,567,360)    (3,582,978)
    Death benefits                                           (109,975)       (68,975)      (13,848)       (29,966)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (6,268,171)     7,560,171    27,479,594     28,437,412
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           103,546,114    117,961,095    56,599,547     89,904,243
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $107,694,778   $142,433,203   $98,902,228   $129,586,322
=================================================================================================================

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     48,764,417     55,868,782    60,059,142     56,161,569
Contract purchase payments                                  5,321,615      5,727,432    12,757,563     11,874,060
Net transfers(1)                                           (4,350,143)     2,264,820    19,956,936     10,243,231
Transfers for policy loans                                   (400,612)      (496,716)     (832,515)      (424,888)
Policy charges                                             (1,479,875)    (1,730,138)   (2,284,498)    (2,243,487)
Contract terminations:
    Surrender benefits                                     (1,951,153)    (2,221,060)   (2,507,180)    (2,174,868)
    Death benefits                                            (51,895)       (31,992)      (12,528)       (18,183)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           45,852,354     59,381,128    87,136,920     73,417,434
=================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    33

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company (RiverSource Life). This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.

RiverSource Variable Life Separate Account (previously IDS Life Variable Life Separate Account) (the Variable Account) was established under Minnesota law as a segregated asset account of RiverSource Life. The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Variable Account is used as a funding vehicle for RiverSource(R) Variable Second-To-Die Life Insurance policies issued by RiverSource Life.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Val, Cl I                    American Century VP Value, Class I
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio
CS Mid-Cap Core                    Credit Suisse Trust - Mid-Cap Core Portfolio (previously
                                   Credit Suisse Trust - Mid-Cap Growth Portfolio)
CS Sm Cap Core I                   Credit Suisse Trust - Small Cap Core I Portfolio
                                   (previously Credit Suisse Trust - Small Cap Growth
                                   Portfolio)
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class
  2                                2 (previously FTVIPT Franklin Real Estate Fund - Class 2)
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional
                                   Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity
                                   Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity
                                   Fund - Institutional Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service
                                   Shares
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service
                                   Shares
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service
                                   Shares
Lazard Retire Intl Eq, Serv        Lazard Retirement International Equity Portfolio - Service
                                   Shares
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB
                                   Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                         RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                   RiverSource(R) Variable Portfolio - Cash Management Fund
RVS VP Div Bond                    RiverSource(R) Variable Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc                  RiverSource(R) Variable Portfolio - Diversified Equity
                                   Income Fund
RVS VP Emer Mkts                   RiverSource(R) Variable Portfolio - Emerging Markets Fund
RVS VP Global Bond                 RiverSource(R) Variable Portfolio - Global Bond Fund
RVS VP Gro                         RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond               RiverSource(R) Variable Portfolio - High Yield Bond Fund
RVS VP Intl Opp                    RiverSource(R) Variable Portfolio - International
                                   Opportunity Fund
RVS VP Lg Cap Eq                   RiverSource(R) Variable Portfolio - Large Cap Equity
                                   Fund(1)
RVS VP Mid Cap Gro                 RiverSource(R) Variable Portfolio - Mid Cap Growth Fund(2)
RVS VP S&P 500                     RiverSource(R) Variable Portfolio - S&P 500 Index Fund
RVS VP Short Duration              RiverSource(R) Variable Portfolio - Short Duration U.S.
                                   Government Fund
RVS VP Sm Cap Adv                  RiverSource(R) Variable Portfolio - Small Cap Advantage
                                   Fund
Royce Micro-Cap, Invest Cl         Royce Micro-Cap Portfolio - Investment Class
Third Ave Val                      Third Avenue Value Portfolio
Wanger Intl Sm Cap                 Wanger International Small Cap
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies
---------------------------------------------------------------------------------------------




 34    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

  (1) RiverSource(R) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(R) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.
  (2) RiverSource(R) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(R) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as the distributor of the RiverSource(R) Variable Second-To-Die Life Insurance Policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

FEDERAL INCOME TAXES
RiverSource Life is taxed as a life insurance company. The Variable Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Variable Account for federal income taxes. RiverSource Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge.

Additional information can be found in the product's prospectus.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    35

5. SURRENDER CHARGES
RiverSource Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Charges by RiverSource Life for surrenders are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by RiverSource Life.

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the following RiverSource(R) Variable Portfolio Funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                           CURRENT PERCENTAGE          PERCENTAGE RANGE
FUND                                                              RANGE             PRIOR TO MARCH 1, 2006
----------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund           0.530% to 0.350%           0.630% to 0.550%
RiverSource(R) Variable Portfolio - Cash Management Fund    0.330% to 0.150%           0.510% to 0.440%
RiverSource(R) Variable Portfolio - Diversified Bond Fund   0.480% to 0.290%           0.610% to 0.535%
RiverSource(R) Variable Portfolio - Diversified Equity
  Income Fund                                               0.600% to 0.375%           0.560% to 0.470%
RiverSource(R) Variable Portfolio - Emerging Markets Fund   1.100% to 0.900%           1.170% to 1.095%
RiverSource(R) Variable Portfolio - Global Bond Fund        0.720% to 0.520%           0.840% to 0.780%
RiverSource(R) Variable Portfolio - Growth Fund             0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - High Yield Bond Fund    0.590% to 0.360%           0.620% to 0.545%
RiverSource(R) Variable Portfolio - International
  Opportunity Fund                                          0.800% to 0.570%           0.870% to 0.795%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund   0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund     0.700% to 0.475%           0.650% to 0.560%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund      0.220% to 0.120%           0.290% to 0.260%
RiverSource(R) Variable Portfolio - Short Duration U.S.
  Government Fund                                           0.480% to 0.250%           0.610% to 0.535%
RiverSource(R) Variable Portfolio - Small Cap Advantage
  Fund                                                      0.790% to 0.665%           0.790% to 0.650%
----------------------------------------------------------------------------------------------------------


For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RiverSource(R) Variable Portfolio - Balanced Fund and is 0.12% for the following Funds:

RiverSource(R) Variable Portfolio - Diversified Equity Income Fund RiverSource(R) Variable Portfolio - Emerging Markets Fund
RiverSource(R) Variable Portfolio - Growth Fund
RiverSource(R) Variable Portfolio - International Opportunity Fund RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund

Effective March 1, 2006, the Funds entered into a separate transfer agent agreement with RiverSource Service Corporation. The fee under this agreement for all RiverSource(R) Variable Portfolio Funds is an annual rate of 0.06% of average daily net assets. Previously these transfer agent fees were included in the Investment Management Services Agreement. Although the management fee schedules vary by each Fund, this change decreases the management fee rate between 0.03% and 0.15% of average daily net assets.

Effective Jan. 1, 2007, the Funds have an agreement with RiverSource Distributors, Inc. for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays RiverSource Distributors, Inc. a fee at an annual rate of up to 0.125% of each Fund's average daily net assets. Prior to Jan. 1, 2007, the Funds had an agreement with RiverSource Life for distribution services, and under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid RiverSource Life a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.


 36    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

The following RiverSource(R) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                              CURRENT PERCENTAGE          PERCENTAGE RANGE
FUND                                                                 RANGE             PRIOR TO OCT. 1, 2005
------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund              0.060% to 0.030%           0.040% to 0.020%
RiverSource(R) Variable Portfolio - Cash Management Fund       0.060% to 0.030%           0.030% to 0.020%
RiverSource(R) Variable Portfolio - Diversified Bond Fund      0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Equity
  Income Fund                                                  0.060% to 0.030%           0.040% to 0.020%
RiverSource(R) Variable Portfolio - Emerging Markets Fund      0.080% to 0.050%           0.100% to 0.050%
RiverSource(R) Variable Portfolio - Global Bond Fund           0.080% to 0.050%           0.060% to 0.040%
RiverSource(R) Variable Portfolio - Growth Fund                0.060% to 0.030%           0.050% to 0.030%
RiverSource(R) Variable Portfolio - High Yield Bond Fund       0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - International
  Opportunity Fund                                             0.080% to 0.050%           0.060% to 0.035%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund      0.060% to 0.030%           0.050% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund        0.060% to 0.030%           0.060% to 0.030%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund         0.060% to 0.030%           0.080% to 0.065%
RiverSource(R) Variable Portfolio - Short Duration U.S.
  Government Fund                                              0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund   0.080% to 0.050%           0.060% to 0.035%
------------------------------------------------------------------------------------------------------------


The RiverSource(R) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life.

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2006 were as follows:

SUBACCOUNT                       FUND                                                 PURCHASES
--------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I           AIM V.I. Capital Appreciation Fund, Series I
                                 Shares                                               $  6,407,020
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares      2,421,009
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares              3,794,869
AC VP Intl, Cl I                 American Century VP International, Class I              5,033,811
AC VP Val, Cl I                  American Century VP Value, Class I                     17,844,066
Calvert VS Social Bal            Calvert Variable Series, Inc. Social Balanced
                                 Portfolio                                               2,733,589
CS Mid-Cap Core                  Credit Suisse Trust - Mid-Cap Core Portfolio              449,304
CS Sm Cap Core I                 Credit Suisse Trust - Small Cap Core I Portfolio          655,488
Fid VIP Gro & Inc, Serv Cl       Fidelity(R) VIP Growth & Income Portfolio Service
                                 Class                                                   8,912,185
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class        44,250,928
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class        8,756,112
FTVIPT Frank Global Real Est,    FTVIPT Franklin Global Real Estate Securities
  Cl 2                           Fund - Class 2                                         25,170,144
FTVIPT Frank Sm Cap Val, Cl 2    FTVIPT Franklin Small Cap Value Securities
                                 Fund - Class 2                                         12,907,777
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2      4,237,281
GS VIT Mid Cap Val, Inst         Goldman Sachs VIT Mid Cap Value
                                 Fund - Institutional Shares                            39,374,396
GS VIT Structd Sm Cap Eq, Inst   Goldman Sachs VIT Structured Small Cap Equity
                                 Fund - Institutional Shares                             1,852,845
GS VIT Structd U.S. Eq, Inst     Goldman Sachs VIT Structured U.S. Equity
                                 Fund - Institutional Shares                            23,909,170
Janus Aspen Global Tech, Serv    Janus Aspen Series Global Technology Portfolio:
                                 Service Shares                                          1,828,161
Janus Aspen Intl Gro, Serv       Janus Aspen Series International Growth Portfolio:
                                 Service Shares                                         28,269,098
Janus Aspen Mid Cap Gro, Serv    Janus Aspen Series Mid Cap Growth Portfolio:
                                 Service Shares                                            978,404
Lazard Retire Intl Eq, Serv      Lazard Retirement International Equity Portfolio,
                                 Service Shares                                          6,509,388
MFS Inv Gro Stock, Serv Cl       MFS(R) Investors Growth Stock Series - Service
                                 Class                                                   4,004,735
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class             1,883,837
Put VT Hi Yield, Cl IB           Putnam VT High Yield Fund - Class IB Shares             3,555,690
Put VT Intl New Opp, Cl IB       Putnam VT International New Opportunities
                                 Fund - Class IB Shares                                  2,237,522
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares      2,419,953
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                    883,247
RVS VP Bal                       RiverSource(R) Variable Portfolio - Balanced Fund      29,715,625
RVS VP Cash Mgmt                 RiverSource(R) Variable Portfolio - Cash
                                 Management Fund                                        42,918,132
RVS VP Div Bond                  RiverSource(R) Variable Portfolio - Diversified
                                 Bond Fund                                              41,091,936
RVS VP Div Eq Inc                RiverSource(R) Variable Portfolio - Diversified
                                 Equity Income Fund                                    132,825,394
RVS VP Emer Mkts                 RiverSource(R) Variable Portfolio - Emerging
                                 Markets Fund                                           20,115,185
RVS VP Global Bond               RiverSource(R) Variable Portfolio - Global Bond
                                 Fund                                                   11,351,291
RVS VP Gro                       RiverSource(R) Variable Portfolio - Growth Fund        29,260,317
RVS VP Hi Yield Bond             RiverSource(R) Variable Portfolio - High Yield
                                 Bond Fund                                              22,169,413
RVS VP Intl Opp                  RiverSource(R) Variable Portfolio - International
                                 Opportunity Fund                                        8,608,364
RVS VP Lg Cap Eq                 RiverSource(R) Variable Portfolio - Large Cap
                                 Equity Fund                                           133,686,966
--------------------------------------------------------------------------------------------------

                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    37

SUBACCOUNT                       FUND                                                 PURCHASES
--------------------------------------------------------------------------------------------------
RVS VP Mid Cap Gro               RiverSource(R) Variable Portfolio - Mid Cap Growth
                                 Fund                                                 $ 10,905,882
RVS VP S&P 500                   RiverSource(R) Variable Portfolio - S&P 500 Index
                                 Fund                                                    5,015,343
RVS VP Short Duration            RiverSource(R) Variable Portfolio - Short Duration
                                 U.S. Government Fund                                   10,300,568
RVS VP Sm Cap Val                RiverSource(R) Variable Portfolio - Small Cap
                                 Value Fund                                              6,046,958
Royce Micro-Cap, Invest Cl       Royce Micro-Cap Portfolio - Investment Class           11,563,487
Third Ave Val                    Third Avenue Value Portfolio                           14,527,494
Wanger Intl Sm Cap               Wanger International Small Cap                         23,264,717
Wanger U.S. Sm Co                Wanger U.S. Smaller Companies                          25,320,720
--------------------------------------------------------------------------------------------------


8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2006:

                                                AIM VI            AIM VI            AIM VI          AC VP             AC VP
                                               CAP APPR,         CAP DEV,          CORE EQ,         INTL,             VAL,
PRICE LEVEL                                      SER I             SER I            SER I            CL I             CL I
                                            ------------------------------------------------------------------------------------
0.65%                                            $  --             $  --            $  --           $  --             $  --
0.90%                                             0.77              1.37             1.83            0.98              1.77
--------------------------------------------------------------------------------------------------------------------------------



                                                                    CS                CS           FID VIP           FID VIP
                                              CALVERT VS          MID-CAP           SM CAP        GRO & INC,        MID CAP,
PRICE LEVEL                                   SOCIAL BAL           CORE             CORE I         SERV CL           SERV CL
                                            ------------------------------------------------------------------------------------
0.65%                                            $  --             $  --            $  --           $  --             $  --
0.90%                                             1.12              0.97             1.24            1.13              2.23
--------------------------------------------------------------------------------------------------------------------------------



                                                FID VIP        FTVIPT FRANK      FTVIPT FRANK       FTVIPT           GS VIT
                                               OVERSEAS,     GLOBAL REAL EST,    SM CAP VAL,       TEMP FOR       MID CAP VAL,
PRICE LEVEL                                     SERV CL            CL 2              CL 2         SEC, CL 2           INST
                                            ------------------------------------------------------------------------------------
0.65%                                            $  --             $  --            $  --           $  --             $  --
0.90%                                             1.20              2.96             2.31            1.47              2.57
--------------------------------------------------------------------------------------------------------------------------------



                                                GS VIT            GS VIT         JANUS ASPEN     JANUS ASPEN       JANUS ASPEN
                                              STRUCTD SM       STRUCTD U.S.      GLOBAL TECH,     INTL GRO,       MID CAP GRO,
PRICE LEVEL                                  CAP EQ, INST        EQ, INST            SERV            SERV             SERV
                                            ------------------------------------------------------------------------------------
0.65%                                            $  --             $  --            $  --           $  --             $  --
0.90%                                             1.73              1.06             0.45            1.39              0.64
--------------------------------------------------------------------------------------------------------------------------------



                                                LAZARD              MFS              MFS            PUT VT           PUT VT
                                                RETIRE        INV GRO STOCK,       NEW DIS,       HI YIELD,       INTL NEW OPP,
PRICE LEVEL                                  INTL EQ, SERV        SERV CL          SERV CL          CL IB             CL IB
                                            ------------------------------------------------------------------------------------
0.65%                                            $  --             $  --            $  --           $  --             $  --
0.90%                                             1.24              0.71             0.99            1.40              0.95
--------------------------------------------------------------------------------------------------------------------------------



                                                PUT VT            PUT VT
                                               NEW OPP,           VISTA,            RVS VP          RVS VP           RVS VP
PRICE LEVEL                                      CL IA             CL IB             BAL          CASH MGMT         DIV BOND
                                            ------------------------------------------------------------------------------------
0.65%                                            $  --             $  --            $1.27           $1.06             $1.09
0.90%                                             1.47              0.74             1.11            1.11              1.35
--------------------------------------------------------------------------------------------------------------------------------



                                                RVS VP            RVS VP            RVS VP          RVS VP           RVS VP
PRICE LEVEL                                   DIV EQ INC         EMER MKTS       GLOBAL BOND         GRO          HI YIELD BOND
                                            ------------------------------------------------------------------------------------
0.65%                                            $  --             $  --            $  --           $  --             $  --
0.90%                                             1.75              2.14             1.49            0.59              1.39
--------------------------------------------------------------------------------------------------------------------------------



                                                RVS VP            RVS VP            RVS VP          RVS VP           RVS VP
PRICE LEVEL                                    INTL OPP          LG CAP EQ       MID CAP GRO       S&P 500       SHORT DURATION
                                            ------------------------------------------------------------------------------------
0.65%                                            $  --             $1.29            $  --           $  --             $1.05
0.90%                                             1.01              0.86             1.22            0.99              1.24
--------------------------------------------------------------------------------------------------------------------------------



                                                                   ROYCE
                                                RVS VP          MICRO-CAP,        THIRD AVE         WANGER           WANGER
PRICE LEVEL                                   SM CAP ADV         INVEST CL           VAL         INTL SM CAP       U.S. SM CO
                                            ------------------------------------------------------------------------------------
0.65%                                            $  --             $  --            $  --           $  --             $  --
0.90%                                             1.50              2.82             2.75            1.54              1.89
--------------------------------------------------------------------------------------------------------------------------------




 38    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2006:

                                             AIM VI            AIM VI            AIM VI          AC VP             AC VP
                                            CAP APPR,         CAP DEV,          CORE EQ,         INTL,             VAL,
PRICE LEVEL                                   SER I            SER I             SER I            CL I             CL I
                                          -----------------------------------------------------------------------------------
0.65%                                              --                --                --              --               --
0.90%                                      37,569,229        12,065,210       156,091,257      40,452,688       78,931,020
-----------------------------------------------------------------------------------------------------------------------------
Total                                      37,569,229        12,065,210       156,091,257      40,452,688       78,931,020
-----------------------------------------------------------------------------------------------------------------------------



                                                                 CS                CS           FID VIP           FID VIP
                                           CALVERT VS         MID-CAP            SM CAP        GRO & INC,        MID CAP,
PRICE LEVEL                                SOCIAL BAL           CORE             CORE I         SERV CL           SERV CL
                                          -----------------------------------------------------------------------------------
0.65%                                              --               --                 --              --                --
0.90%                                       9,149,146        3,629,809         15,010,264     106,777,854       117,429,551
-----------------------------------------------------------------------------------------------------------------------------
Total                                       9,149,146        3,629,809         15,010,264     106,777,854       117,429,551
-----------------------------------------------------------------------------------------------------------------------------



                                             FID VIP        FTVIPT FRANK      FTVIPT FRANK       FTVIPT           GS VIT
                                            OVERSEAS,     GLOBAL REAL EST,    SM CAP VAL,       TEMP FOR       MID CAP VAL,
PRICE LEVEL                                  SERV CL            CL 2              CL 2         SEC, CL 2           INST
                                          -----------------------------------------------------------------------------------
0.65%                                              --                --                --              --               --
0.90%                                      50,737,544        47,652,069        27,835,133      54,981,278       75,766,871
-----------------------------------------------------------------------------------------------------------------------------
Total                                      50,737,544        47,652,069        27,835,133      54,981,278       75,766,871
-----------------------------------------------------------------------------------------------------------------------------



                                             GS VIT            GS VIT         JANUS ASPEN     JANUS ASPEN       JANUS ASPEN
                                           STRUCTD SM       STRUCTD U.S.      GLOBAL TECH,     INTL GRO,       MID CAP GRO,
PRICE LEVEL                               CAP EQ, INST        EQ, INST            SERV            SERV             SERV
                                          -----------------------------------------------------------------------------------
0.65%                                              --                --                --              --               --
0.90%                                       7,434,135        98,747,685        22,804,909      72,265,404       19,593,222
-----------------------------------------------------------------------------------------------------------------------------
Total                                       7,434,135        98,747,685        22,804,909      72,265,404       19,593,222
-----------------------------------------------------------------------------------------------------------------------------



                                             LAZARD
                                             RETIRE             MFS               MFS             PUT             PUT VT
                                            INTL EQ,       INV GRO STOCK,       NEW DIS,       HI YIELD,       INTL NEW OPP,
PRICE LEVEL                                   SERV            SERV CL           SERV CL          CL IB             CL IB
                                          -----------------------------------------------------------------------------------
0.65%                                              --                --                --              --               --
0.90%                                      45,558,102        55,084,368        28,100,366      13,794,780       21,523,588
-----------------------------------------------------------------------------------------------------------------------------
Total                                      45,558,102        55,084,368        28,100,366      13,794,780       21,523,588
-----------------------------------------------------------------------------------------------------------------------------



                                             PUT VT            PUT VT
                                            NEW OPP,           VISTA,            RVS VP          RVS VP           RVS VP
PRICE LEVEL                                   CL IA            CL IB              BAL          CASH MGMT         DIV BOND
                                          -----------------------------------------------------------------------------------
0.65%                                               --               --        10,976,889         892,031         2,124,670
0.90%                                      131,291,630       17,846,450       292,612,557      86,253,692       134,728,360
-----------------------------------------------------------------------------------------------------------------------------
Total                                      131,291,630       17,846,450       303,589,446      87,145,723       136,853,030
-----------------------------------------------------------------------------------------------------------------------------



                                             RVS VP            RVS VP            RVS VP          RVS VP           RVS VP
PRICE LEVEL                                DIV EQ INC        EMER MKTS        GLOBAL BOND         GRO          HI YIELD BOND
                                          -----------------------------------------------------------------------------------
0.65%                                               --               --                --              --               --
0.90%                                      243,400,152       26,416,401        30,512,415     171,986,020       68,954,520
-----------------------------------------------------------------------------------------------------------------------------
Total                                      243,400,152       26,416,401        30,512,415     171,986,020       68,954,520
-----------------------------------------------------------------------------------------------------------------------------



                                             RVS VP            RVS VP            RVS VP          RVS VP           RVS VP
PRICE LEVEL                                 INTL OPP         LG CAP EQ        MID CAP GRO       S&P 500       SHORT DURATION
                                          -----------------------------------------------------------------------------------
0.65%                                               --        3,622,432                --              --        1,507,272
0.90%                                      247,038,370      719,101,239        11,365,575      66,546,361       39,582,892
-----------------------------------------------------------------------------------------------------------------------------
Total                                      247,038,370      722,723,671        11,365,575      66,546,361       41,090,164
-----------------------------------------------------------------------------------------------------------------------------



                                                               ROYCE
                                             RVS VP          MICRO-CAP,        THIRD AVE         WANGER           WANGER
PRICE LEVEL                                SM CAP ADV        INVEST CL            VAL         INTL SM CAP       U.S. SM CO
                                          -----------------------------------------------------------------------------------
0.65%                                              --                --                --              --               --
0.90%                                      23,068,555        45,185,958        58,081,098     103,942,527       83,149,165
-----------------------------------------------------------------------------------------------------------------------------
Total                                      23,068,555        45,185,958        58,081,098     103,942,527       83,149,165
-----------------------------------------------------------------------------------------------------------------------------




                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    39

The following is a summary of net assets at Dec. 31, 2006:

                                             AIM VI            AIM VI            AIM VI          AC VP             AC VP
                                            CAP APPR,         CAP DEV,          CORE EQ,         INTL,             VAL,
PRICE LEVEL                                   SER I            SER I             SER I            CL I             CL I
                                          -----------------------------------------------------------------------------------
0.65%                                      $        --      $        --       $         --    $        --      $         --
0.90%                                       28,945,583       16,531,445        285,600,108     39,686,483       139,892,546
-----------------------------------------------------------------------------------------------------------------------------
Total                                      $28,945,583      $16,531,445       $285,600,108    $39,686,483      $139,892,546
-----------------------------------------------------------------------------------------------------------------------------



                                                                 CS                CS           FID VIP           FID VIP
                                           CALVERT VS         MID-CAP            SM CAP        GRO & INC,        MID CAP,
PRICE LEVEL                                SOCIAL BAL           CORE             CORE I         SERV CL           SERV CL
                                          -----------------------------------------------------------------------------------
0.65%                                      $        --       $       --       $        --     $         --     $         --
0.90%                                       10,221,228        3,518,847        18,606,267      120,938,469      262,314,892
-----------------------------------------------------------------------------------------------------------------------------
Total                                      $10,221,228       $3,518,847       $18,606,267     $120,938,469     $262,314,892
-----------------------------------------------------------------------------------------------------------------------------



                                             FID VIP        FTVIPT FRANK      FTVIPT FRANK       FTVIPT           GS VIT
                                            OVERSEAS,     GLOBAL REAL EST,    SM CAP VAL,       TEMP FOR       MID CAP VAL,
PRICE LEVEL                                  SERV CL            CL 2              CL 2         SEC, CL 2           INST
                                          -----------------------------------------------------------------------------------
0.65%                                      $        --      $         --      $        --     $        --      $         --
0.90%                                       60,662,242       140,920,449       64,317,363      80,728,290       194,588,995
-----------------------------------------------------------------------------------------------------------------------------
Total                                      $60,662,242      $140,920,449      $64,317,363     $80,728,290      $194,588,995
-----------------------------------------------------------------------------------------------------------------------------



                                             GS VIT            GS VIT         JANUS ASPEN     JANUS ASPEN       JANUS ASPEN
                                           STRUCTD SM       STRUCTD U.S.      GLOBAL TECH,     INTL GRO,       MID CAP GRO,
PRICE LEVEL                               CAP EQ, INST        EQ, INST            SERV            SERV             SERV
                                          -----------------------------------------------------------------------------------
0.65%                                      $        --      $         --      $        --     $         --      $        --
0.90%                                       12,859,608       104,382,536       10,192,353      100,490,436       12,485,261
-----------------------------------------------------------------------------------------------------------------------------
Total                                      $12,859,608      $104,382,536      $10,192,353     $100,490,436      $12,485,261
-----------------------------------------------------------------------------------------------------------------------------



                                             LAZARD
                                             RETIRE             MFS               MFS            PUT VT           PUT VT
                                            INTL EQ,       INV GRO STOCK,       NEW DIS,       HI YIELD,       INTL NEW OPP,
PRICE LEVEL                                   SERV            SERV CL           SERV CL          CL IB             CL IB
                                          -----------------------------------------------------------------------------------
0.65%                                      $        --      $        --       $        --     $        --       $        --
0.90%                                       56,396,047       39,122,957        27,945,501      19,335,524        20,385,038
-----------------------------------------------------------------------------------------------------------------------------
Total                                      $56,396,047      $39,122,957       $27,945,501     $19,335,524       $20,385,038
-----------------------------------------------------------------------------------------------------------------------------



                                             PUT VT            PUT VT
                                            NEW OPP,           VISTA,            RVS VP          RVS VP           RVS VP
PRICE LEVEL                                   CL IA            CL IB              BAL          CASH MGMT         DIV BOND
                                          -----------------------------------------------------------------------------------
0.65%                                     $         --      $        --       $ 13,955,409    $   945,856      $  2,310,707
0.90%                                      193,431,276       13,192,844        324,408,050     95,962,404       181,264,251
-----------------------------------------------------------------------------------------------------------------------------
Total                                     $193,431,276      $13,192,844       $338,363,459    $96,908,260      $183,574,958
-----------------------------------------------------------------------------------------------------------------------------



                                             RVS VP            RVS VP            RVS VP          RVS VP           RVS VP
PRICE LEVEL                                DIV EQ INC        EMER MKTS        GLOBAL BOND         GRO          HI YIELD BOND
                                          -----------------------------------------------------------------------------------
0.65%                                     $         --      $        --       $        --     $         --      $        --
0.90%                                      426,689,329       56,476,271        45,482,035      101,740,160       95,510,316
-----------------------------------------------------------------------------------------------------------------------------
Total                                     $426,689,329      $56,476,271       $45,482,035     $101,740,160      $95,510,316
-----------------------------------------------------------------------------------------------------------------------------



                                             RVS VP            RVS VP            RVS VP          RVS VP           RVS VP
PRICE LEVEL                                 INTL OPP         LG CAP EQ        MID CAP GRO       S&P 500       SHORT DURATION
                                          -----------------------------------------------------------------------------------
0.65%                                     $         --      $  4,656,982      $        --     $        --       $ 1,577,168
0.90%                                      249,332,264       619,399,263       13,862,467      65,894,918        48,897,325
-----------------------------------------------------------------------------------------------------------------------------
Total                                     $249,332,264      $624,056,245      $13,862,467     $65,894,918       $50,474,493
-----------------------------------------------------------------------------------------------------------------------------



                                                               ROYCE
                                             RVS VP          MICRO-CAP,        THIRD AVE         WANGER           WANGER
PRICE LEVEL                                SM CAP ADV        INVEST CL            VAL         INTL SM CAP       U.S. SM CO
                                          -----------------------------------------------------------------------------------
0.65%                                      $        --      $         --      $         --    $         --     $         --
0.90%                                       34,637,379       127,343,442       159,857,868     160,370,835      156,904,811
-----------------------------------------------------------------------------------------------------------------------------
Total                                      $34,637,379      $127,343,442      $159,857,868    $160,370,835     $156,904,811
-----------------------------------------------------------------------------------------------------------------------------




 40    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2006 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for life insurance policies with the highest and lowest expense. The majority of these subaccounts only offer one price level.

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2006                   37,569       $0.77  to  $0.77       $28,946         0.06%      0.90%   to  0.90%    5.35%    to    5.35%
2005                   31,304       $0.73  to  $0.73       $22,894         0.07%      0.90%   to  0.90%    7.86%    to    7.86%
2004                   24,807       $0.68  to  $0.68       $16,820            --      0.90%   to  0.90%    5.67%    to    5.67%
2003                   16,294       $0.64  to  $0.64       $10,455            --      0.90%   to  0.90%   28.00%    to   28.00%
2002                   11,893       $0.50  to  $0.50        $5,945            --      0.90%   to  0.90%  (25.37%)   to  (25.37%)
------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2006                   12,065       $1.37  to  $1.37       $16,531            --      0.90%   to  0.90%   15.48%    to   15.48%
2005                   11,370       $1.19  to  $1.19       $13,491            --      0.90%   to  0.90%    8.63%    to    8.63%
2004                   11,772       $1.09  to  $1.09       $12,859            --      0.90%   to  0.90%   14.46%    to   14.46%
2003                   9,204        $0.95  to  $0.95        $8,783            --      0.90%   to  0.90%   33.80%    to   33.80%
2002                   6,829        $0.71  to  $0.71        $4,858            --      0.90%   to  0.90%  (21.98%)   to  (21.98%)
------------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2006                   156,091      $1.83  to  $1.83      $285,600         0.55%      0.90%   to  0.90%   15.66%    to   15.66%
2005                   179,118      $1.58  to  $1.58      $283,360         1.44%      0.90%   to  0.90%    4.37%    to    4.37%
2004                   208,156      $1.52  to  $1.52      $315,508         0.96%      0.90%   to  0.90%    7.99%    to    7.99%
2003                   230,404      $1.40  to  $1.40      $323,384         1.01%      0.90%   to  0.90%   22.81%    to   22.81%
2002                   244,398      $1.14  to  $1.14      $278,193         0.32%      0.90%   to  0.90%  (16.18%)   to  (16.18%)
------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2006                   40,453       $0.98  to  $0.98       $39,686         1.52%      0.90%   to  0.90%   23.91%    to   23.91%
2005                   37,106       $0.79  to  $0.79       $29,378         1.10%      0.90%   to  0.90%   12.24%    to   12.24%
2004                   33,765       $0.71  to  $0.71       $23,818         0.52%      0.90%   to  0.90%   13.89%    to   13.89%
2003                   29,187       $0.62  to  $0.62       $18,077         0.67%      0.90%   to  0.90%   24.00%    to   24.00%
2002                   21,650       $0.50  to  $0.50       $10,872         0.62%      0.90%   to  0.90%  (21.88%)   to  (21.88%)
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2006                   78,931       $1.77  to  $1.77      $139,893         1.37%      0.90%   to  0.90%   17.59%    to   17.59%
2005                   81,803       $1.51  to  $1.51      $123,293         0.83%      0.90%   to  0.90%    4.09%    to    4.09%
2004                   73,576       $1.45  to  $1.45      $106,533         0.96%      0.90%   to  0.90%   13.31%    to   13.31%
2003                   65,557       $1.28  to  $1.28       $83,773         1.00%      0.90%   to  0.90%   28.00%    to   28.00%
2002                   53,830       $1.00  to  $1.00       $53,869         0.70%      0.90%   to  0.90%  (13.79%)   to  (13.79%)
------------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2006                   9,149        $1.12  to  $1.12       $10,221         2.45%      0.90%   to  0.90%    7.80%    to    7.80%
2005                   8,000        $1.04  to  $1.04        $8,291         2.04%      0.90%   to  0.90%    4.71%    to    4.71%
2004                   6,330        $0.99  to  $0.99        $6,266         2.03%      0.90%   to  0.90%    7.29%    to    7.29%
2003                   4,376        $0.92  to  $0.92        $4,037         2.39%      0.90%   to  0.90%   17.95%    to   17.95%
2002                   2,712        $0.78  to  $0.78        $2,116         3.89%      0.90%   to  0.90%  (13.33%)   to  (13.33%)
------------------------------------------------------------------------------------------------------------------------------

CS MID-CAP CORE
2006                   3,630        $0.97  to  $0.97        $3,519            --      0.90%   to  0.90%    0.98%    to    0.98%
2005                   4,219        $0.96  to  $0.96        $4,051            --      0.90%   to  0.90%    6.02%    to    6.02%
2004                   4,636        $0.91  to  $0.91        $4,200            --      0.90%   to  0.90%   12.11%    to   12.11%
2003                   3,829        $0.81  to  $0.81        $3,093            --      0.90%   to  0.90%   42.11%    to   42.11%
2002                   2,256        $0.57  to  $0.57        $1,282            --      0.90%   to  0.90%  (29.63%)   to  (29.63%)
------------------------------------------------------------------------------------------------------------------------------

                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    41

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

CS SM CAP CORE I
2006                   15,010       $1.24  to  $1.24       $18,606            --      0.90%   to  0.90%    3.83%    to    3.83%
2005                   17,235       $1.19  to  $1.19       $20,576            --      0.90%   to  0.90%   (3.55%)   to   (3.55%)
2004                   19,786       $1.24  to  $1.24       $24,491            --      0.90%   to  0.90%    9.88%    to    9.88%
2003                   20,945       $1.13  to  $1.13       $23,595            --      0.90%   to  0.90%   46.75%    to   46.75%
2002                   19,146       $0.77  to  $0.77       $14,651            --      0.90%   to  0.90%  (33.62%)   to  (33.62%)
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2006                   106,778      $1.13  to  $1.13      $120,938         0.80%      0.90%   to  0.90%   12.00%    to   12.00%
2005                   110,214      $1.01  to  $1.01      $111,456         1.40%      0.90%   to  0.90%    6.57%    to    6.57%
2004                   110,690      $0.95  to  $0.95      $105,038         0.71%      0.90%   to  0.90%    4.81%    to    4.81%
2003                   85,401       $0.91  to  $0.91       $77,322         0.85%      0.90%   to  0.90%   22.97%    to   22.97%
2002                   48,405       $0.74  to  $0.74       $35,779         0.78%      0.90%   to  0.90%  (17.78%)   to  (17.78%)
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2006                   117,430      $2.23  to  $2.23      $262,315         0.25%      0.90%   to  0.90%   11.58%    to   11.58%
2005                   113,270      $2.00  to  $2.00      $226,756         1.54%      0.90%   to  0.90%   17.15%    to   17.15%
2004                   101,848      $1.71  to  $1.71      $174,047            --      0.90%   to  0.90%   23.65%    to   23.65%
2003                   77,767       $1.38  to  $1.38      $107,473         0.26%      0.90%   to  0.90%   36.63%    to   36.63%
2002                   52,717       $1.01  to  $1.01       $53,068         0.59%      0.90%   to  0.90%  (10.62%)   to  (10.62%)
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2006                   50,738       $1.20  to  $1.20       $60,662         0.72%      0.90%   to  0.90%   16.89%    to   16.89%
2005                   44,720       $1.02  to  $1.02       $45,740         0.53%      0.90%   to  0.90%   17.91%    to   17.91%
2004                   38,347       $0.87  to  $0.87       $33,265         0.85%      0.90%   to  0.90%   12.46%    to   12.46%
2003                   21,422       $0.77  to  $0.77       $16,524         0.59%      0.90%   to  0.90%   42.59%    to   42.59%
2002                   12,601       $0.54  to  $0.54        $6,848         0.53%      0.90%   to  0.90%  (21.74%)   to  (21.74%)
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2006                   47,652       $2.96  to  $2.96      $140,920         1.98%      0.90%   to  0.90%   19.51%    to   19.51%
2005                   43,698       $2.47  to  $2.47      $108,135         1.38%      0.90%   to  0.90%   12.46%    to   12.46%
2004                   35,479       $2.20  to  $2.20       $78,067         1.84%      0.90%   to  0.90%   30.62%    to   30.62%
2003                   25,551       $1.68  to  $1.68       $43,044         2.45%      0.90%   to  0.90%   34.40%    to   34.40%
2002                   17,027       $1.25  to  $1.25       $21,320         2.56%      0.90%   to  0.90%    0.81%    to    0.81%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2006                   27,835       $2.31  to  $2.31       $64,317         0.63%      0.90%   to  0.90%   15.93%    to   15.93%
2005                   23,268       $1.99  to  $1.99       $46,374         0.75%      0.90%   to  0.90%    7.80%    to    7.80%
2004                   16,640       $1.85  to  $1.85       $30,765         0.17%      0.90%   to  0.90%   22.64%    to   22.64%
2003                   11,574       $1.51  to  $1.51       $17,450         0.21%      0.90%   to  0.90%   31.30%    to   31.30%
2002                   8,488        $1.15  to  $1.15        $9,773         0.37%      0.90%   to  0.90%  (10.16%)   to  (10.16%)
------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL2
2006                   54,981       $1.47  to  $1.47       $80,728         1.24%      0.90%   to  0.90%   20.36%    to   20.36%
2005                   57,134       $1.22  to  $1.22       $69,698         1.16%      0.90%   to  0.90%    9.19%    to    9.19%
2004                   49,330       $1.12  to  $1.12       $55,116         1.06%      0.90%   to  0.90%   17.47%    to   17.47%
2003                   40,085       $0.95  to  $0.95       $38,127         1.69%      0.90%   to  0.90%   30.14%    to   30.14%
2002                   26,610       $0.73  to  $0.73       $19,316         1.56%      0.90%   to  0.90%  (18.89%)   to  (18.89%)
------------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2006                   75,767       $2.57  to  $2.57      $194,589         1.01%      0.90%   to  0.90%   15.13%    to   15.13%
2005                   69,181       $2.23  to  $2.23      $154,330         0.66%      0.90%   to  0.90%   11.82%    to   11.82%
2004                   52,199       $2.00  to  $2.00      $104,138         0.70%      0.90%   to  0.90%   24.76%    to   24.76%
2003                   38,494       $1.60  to  $1.60       $61,557         1.05%      0.90%   to  0.90%   26.98%    to   26.98%
2002                   27,025       $1.26  to  $1.26       $33,965         1.50%      0.90%   to  0.90%   (5.26%)   to   (5.26%)
------------------------------------------------------------------------------------------------------------------------------

 42    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2006                   7,434        $1.73  to  $1.73       $12,860         0.64%      0.90%   to  0.90%   11.27%    to   11.27%
2005                   8,157        $1.55  to  $1.55       $12,681         0.24%      0.90%   to  0.90%    5.12%    to    5.12%
2004                   8,325        $1.48  to  $1.48       $12,313         0.20%      0.90%   to  0.90%   15.28%    to   15.28%
2003                   7,358        $1.28  to  $1.28        $9,440         0.27%      0.90%   to  0.90%   43.82%    to   43.82%
2002                   5,662        $0.89  to  $0.89        $5,020         0.36%      0.90%   to  0.90%  (15.24%)   to  (15.24%)
------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2006                   98,748       $1.06  to  $1.06      $104,383         1.24%      0.90%   to  0.90%   11.88%    to   11.88%
2005                   75,357       $0.94  to  $0.94       $71,196         0.92%      0.90%   to  0.90%    5.56%    to    5.56%
2004                   44,939       $0.90  to  $0.90       $40,221         1.62%      0.90%   to  0.90%   13.91%    to   13.91%
2003                   20,584       $0.79  to  $0.79       $16,173         0.88%      0.90%   to  0.90%   29.51%    to   29.51%
2002                   14,220       $0.61  to  $0.61        $8,707         0.78%      0.90%   to  0.90%  (22.78%)   to  (22.78%)
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2006                   22,805       $0.45  to  $0.45       $10,192            --      0.90%   to  0.90%    6.87%    to    6.87%
2005                   20,674       $0.42  to  $0.42        $8,647            --      0.90%   to  0.90%   10.55%    to   10.55%
2004                   20,793       $0.38  to  $0.38        $7,866            --      0.90%   to  0.90%   (0.34%)   to   (0.34%)
2003                   20,019       $0.38  to  $0.38        $7,599            --      0.90%   to  0.90%   46.15%    to   46.15%
2002                   17,740       $0.26  to  $0.26        $4,639            --      0.90%   to  0.90%  (42.22%)   to  (42.22%)
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN INTL GRO, SERV
2006                   72,265       $1.39  to  $1.39      $100,490         1.96%      0.90%   to  0.90%   45.32%    to   45.32%
2005                   48,928       $0.96  to  $0.96       $46,821         1.12%      0.90%   to  0.90%   30.76%    to   30.76%
2004                   41,781       $0.73  to  $0.73       $30,575         0.86%      0.90%   to  0.90%   17.62%    to   17.62%
2003                   42,310       $0.62  to  $0.62       $26,324         0.99%      0.90%   to  0.90%   31.91%    to   31.91%
2002                   41,200       $0.47  to  $0.47       $19,226         0.72%      0.90%   to  0.90%  (25.40%)   to  (25.40%)
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN MID CAP GRO, SERV
2006                   19,593       $0.64  to  $0.64       $12,485            --      0.90%   to  0.90%   12.29%    to   12.29%
2005                   20,737       $0.57  to  $0.57       $11,767            --      0.90%   to  0.90%   11.03%    to   11.03%
2004                   22,149       $0.51  to  $0.51       $11,320            --      0.90%   to  0.90%   19.40%    to   19.40%
2003                   24,625       $0.43  to  $0.43       $10,541            --      0.90%   to  0.90%   34.38%    to   34.38%
2002                   23,673       $0.32  to  $0.32        $7,587            --      0.90%   to  0.90%  (28.89%)   to  (28.89%)
------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ, SERV
2006                   45,558       $1.24  to  $1.24       $56,396         1.02%      0.90%   to  0.90%   21.43%    to   21.43%
2005                   45,317       $1.02  to  $1.02       $46,195         1.01%      0.90%   to  0.90%    9.66%    to    9.66%
2004                   33,680       $0.93  to  $0.93       $31,309         0.54%      0.90%   to  0.90%   13.95%    to   13.95%
2003                   23,615       $0.82  to  $0.82       $19,265         0.36%      0.90%   to  0.90%   28.13%    to   28.13%
2002                   9,601        $0.64  to  $0.64        $6,149         0.09%      0.90%   to  0.90%  (11.11%)   to  (11.11%)
------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2006                   55,084       $0.71  to  $0.71       $39,123            --      0.90%   to  0.90%    6.34%    to    6.34%
2005                   53,003       $0.67  to  $0.67       $35,399         0.14%      0.90%   to  0.90%    3.30%    to    3.30%
2004                   47,014       $0.65  to  $0.65       $30,398            --      0.90%   to  0.90%    8.01%    to    8.01%
2003                   40,588       $0.60  to  $0.60       $24,297            --      0.90%   to  0.90%   22.45%    to   22.45%
2002                   29,771       $0.49  to  $0.49       $14,668            --      0.90%   to  0.90%  (28.99%)   to  (28.99%)
------------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2006                   28,100       $0.99  to  $0.99       $27,946            --      0.90%   to  0.90%   11.92%    to   11.92%
2005                   30,258       $0.89  to  $0.89       $26,886            --      0.90%   to  0.90%    4.09%    to    4.09%
2004                   33,509       $0.85  to  $0.85       $28,605            --      0.90%   to  0.90%    5.26%    to    5.26%
2003                   32,962       $0.81  to  $0.81       $26,732            --      0.90%   to  0.90%   32.79%    to   32.79%
2002                   27,079       $0.61  to  $0.61       $16,607            --      0.90%   to  0.90%  (32.97%)   to  (32.97%)
------------------------------------------------------------------------------------------------------------------------------

                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    43

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2006                   13,795       $1.40  to  $1.40       $19,336         7.62%      0.90%   to  0.90%    9.53%    to    9.53%
2005                   14,203       $1.28  to  $1.28       $18,174         8.12%      0.90%   to  0.90%    2.17%    to    2.17%
2004                   14,352       $1.25  to  $1.25       $17,975         7.94%      0.90%   to  0.90%    9.55%    to    9.55%
2003                   12,550       $1.14  to  $1.14       $14,347         8.74%      0.90%   to  0.90%   25.27%    to   25.27%
2002                   8,008        $0.91  to  $0.91        $7,300        10.20%      0.90%   to  0.90%   (2.15%)   to   (2.15%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL NEW OPP, CL IB
2006                   21,524       $0.95  to  $0.95       $20,385         1.29%      0.90%   to  0.90%   25.00%    to   25.00%
2005                   20,916       $0.76  to  $0.76       $15,848         0.63%      0.90%   to  0.90%   17.31%    to   17.31%
2004                   20,093       $0.65  to  $0.65       $12,977         0.97%      0.90%   to  0.90%   12.33%    to   12.33%
2003                   19,531       $0.58  to  $0.58       $11,231         0.29%      0.90%   to  0.90%   31.82%    to   31.82%
2002                   17,014       $0.44  to  $0.44        $7,411         0.60%      0.90%   to  0.90%  (13.73%)   to  (13.73%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2006                   131,292      $1.47  to  $1.47      $193,431         0.18%      0.90%   to  0.90%    7.85%    to    7.85%
2005                   149,196      $1.37  to  $1.37      $203,807         0.37%      0.90%   to  0.90%    9.34%    to    9.34%
2004                   175,130      $1.25  to  $1.25      $218,800            --      0.90%   to  0.90%    9.58%    to    9.58%
2003                   199,866      $1.14  to  $1.14      $227,873            --      0.90%   to  0.90%   31.03%    to   31.03%
2002                   216,999      $0.87  to  $0.87      $188,119            --      0.90%   to  0.90%  (30.40%)   to  (30.40%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2006                   17,846       $0.74  to  $0.74       $13,193            --      0.90%   to  0.90%    4.51%    to    4.51%
2005                   18,854       $0.71  to  $0.71       $13,337            --      0.90%   to  0.90%   11.15%    to   11.15%
2004                   20,265       $0.64  to  $0.64       $12,898            --      0.90%   to  0.90%   17.54%    to   17.54%
2003                   21,383       $0.54  to  $0.54       $11,578            --      0.90%   to  0.90%   31.71%    to   31.71%
2002                   19,518       $0.41  to  $0.41        $8,008            --      0.90%   to  0.90%  (31.67%)   to  (31.67%)
------------------------------------------------------------------------------------------------------------------------------

RVS VP BAL
2006                   303,589      $1.27  to  $1.11      $338,363         2.47%      0.65%   to  0.90%   13.64%    to   13.36%
2005                   340,778      $1.12  to  $0.98      $334,939         2.58%      0.65%   to  0.90%    3.25%    to    2.99%
2004                   382,279      $1.08  to  $0.95      $364,765         2.02%      0.65%   to  0.90%    8.14%(5) to    8.62%
2003                   9,053        $0.87  to  $0.87        $7,915         2.29%      0.90%   to  0.90%   19.18%    to   19.18%
2002                   5,364        $0.73  to  $0.73        $3,935         2.69%      0.90%   to  0.90%  (14.12%)   to  (14.12%)
------------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2006                   87,146       $1.06  to  $1.11       $96,908         4.41%      0.65%   to  0.90%    3.81%    to    3.55%
2005                   72,076       $1.02  to  $1.07       $77,390         2.56%      0.65%   to  0.90%    1.94%    to    1.69%
2004                   79,776       $1.00  to  $1.06       $84,209         0.86%      0.65%   to  0.90%    0.19%(5) to   (0.17%)
2003                   30,104       $1.06  to  $1.06       $31,859         0.51%      0.90%   to  0.90%    0.00%    to    0.00%
2002                   30,036       $1.06  to  $1.06       $31,911         1.14%      0.90%   to  0.90%    0.00%    to    0.00%
------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2006                   136,853      $1.09  to  $1.35      $183,575         4.37%      0.65%   to  0.90%    3.74%    to    3.48%
2005                   111,699      $1.05  to  $1.30      $144,634         3.71%      0.65%   to  0.90%    1.46%    to    1.21%
2004                   97,307       $1.03  to  $1.28      $124,277         3.90%      0.65%   to  0.90%    3.29%(5) to    3.56%
2003                   30,825       $1.24  to  $1.24       $38,240         3.56%      0.90%   to  0.90%    3.33%    to    3.33%
2002                   25,601       $1.20  to  $1.20       $30,671         5.11%      0.90%   to  0.90%    4.35%    to    4.35%
------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2006                   243,400      $1.75  to  $1.75      $426,689         1.41%      0.90%   to  0.90%   18.67%    to   18.67%
2005                   179,394      $1.48  to  $1.48      $264,999         1.61%      0.90%   to  0.90%   12.49%    to   12.49%
2004                   112,731      $1.31  to  $1.31      $148,035         1.64%      0.90%   to  0.90%   17.15%    to   17.15%
2003                   52,001       $1.12  to  $1.12       $58,292         1.61%      0.90%   to  0.90%   40.00%    to   40.00%
2002                   33,573       $0.80  to  $0.80       $26,902         1.63%      0.90%   to  0.90%  (20.00%)   to  (20.00%)
------------------------------------------------------------------------------------------------------------------------------

 44    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

RVS VP EMER MKTS
2006                   26,416       $2.14  to  $2.14       $56,476         0.35%      0.90%   to  0.90%   32.71%    to   32.71%
2005                   19,620       $1.61  to  $1.61       $31,607         0.19%      0.90%   to  0.90%   32.60%    to   32.60%
2004                   8,666        $1.21  to  $1.21       $10,529         3.35%      0.90%   to  0.90%   23.03%    to   23.03%
2003                   3,110        $0.99  to  $0.99        $3,071         1.88%      0.90%   to  0.90%   39.44%    to   39.44%
2002                   1,680        $0.71  to  $0.71        $1,193            --      0.90%   to  0.90%   (6.58%)   to   (6.58%)
------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND
2006                   30,512       $1.49  to  $1.49       $45,482         3.28%      0.90%   to  0.90%    5.78%    to    5.78%
2005                   24,417       $1.41  to  $1.41       $34,408         3.82%      0.90%   to  0.90%   (5.84%)   to   (5.84%)
2004                   15,432       $1.50  to  $1.50       $23,096         4.10%      0.90%   to  0.90%    9.04%    to    9.04%
2003                   10,179       $1.37  to  $1.37       $13,972         7.40%      0.90%   to  0.90%   11.38%    to   11.38%
2002                   5,217        $1.23  to  $1.23        $6,393         4.82%      0.90%   to  0.90%   13.89%    to   13.89%
------------------------------------------------------------------------------------------------------------------------------

RVS VP GRO
2006                   171,986      $0.59  to  $0.59      $101,740         0.87%      0.90%   to  0.90%   10.09%    to   10.09%
2005                   123,244      $0.54  to  $0.54       $66,228         0.40%      0.90%   to  0.90%    7.64%    to    7.64%
2004                   63,795       $0.50  to  $0.50       $31,848         0.33%      0.90%   to  0.90%    7.46%    to    7.46%
2003                   56,630       $0.46  to  $0.46       $26,309         0.21%      0.90%   to  0.90%   17.95%    to   17.95%
2002                   29,573       $0.39  to  $0.39       $11,415         0.09%      0.90%   to  0.90%  (26.42%)   to  (26.42%)
------------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2006                   68,955       $1.39  to  $1.39       $95,510         7.43%      0.90%   to  0.90%    9.83%    to    9.83%
2005                   58,225       $1.26  to  $1.26       $73,432         6.44%      0.90%   to  0.90%    3.09%    to    3.09%
2004                   47,910       $1.22  to  $1.22       $58,611         6.97%      0.90%   to  0.90%   10.40%    to   10.40%
2003                   35,448       $1.11  to  $1.11       $39,284         7.56%      0.90%   to  0.90%   24.72%    to   24.72%
2002                   17,181       $0.89  to  $0.89       $15,347         7.65%      0.90%   to  0.90%   (7.29%)   to   (7.29%)
------------------------------------------------------------------------------------------------------------------------------

RVS VP INTL OPP
2006                   247,038      $1.01  to  $1.01      $249,332         1.93%      0.90%   to  0.90%   23.06%    to   23.06%
2005                   265,962      $0.82  to  $0.82      $218,125         1.40%      0.90%   to  0.90%   12.85%    to   12.85%
2004                   279,405      $0.73  to  $0.73      $203,066         1.13%      0.90%   to  0.90%   16.36%    to   16.36%
2003                   4,591        $0.62  to  $0.62        $2,868         0.94%      0.90%   to  0.90%   26.53%    to   26.53%
2002                   2,713        $0.49  to  $0.49        $1,335         1.03%      0.90%   to  0.90%  (19.67%)   to  (19.67%)
------------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP EQ
2006                   722,724      $1.29  to  $0.86      $624,056         1.19%      0.65%   to  0.90%   14.54%    to   14.25%
2005                   676,240      $1.12  to  $0.75      $511,326         1.11%      0.65%   to  0.90%    5.49%    to    5.23%
2004                   782,402      $1.06  to  $0.72      $562,234         1.04%      0.65%   to  0.90%    6.25%(5) to    4.94%
2003                   8,140        $0.68  to  $0.68        $5,558         0.63%      0.90%   to  0.90%   28.30%    to   28.30%
2002                   2,365        $0.53  to  $0.53        $1,261         0.56%      0.90%   to  0.90%  (23.19%)   to  (23.19%)
------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2006                   11,366       $1.22  to  $1.22       $13,862         0.27%      0.90%   to  0.90%   (0.96%)   to   (0.96%)
2005                   4,303        $1.23  to  $1.23        $5,299            --      0.90%   to  0.90%    9.14%    to    9.14%
2004                   3,384        $1.13  to  $1.13        $3,819            --      0.90%   to  0.90%    8.13%    to    8.13%
2003                   1,416        $1.04  to  $1.04        $1,478            --      0.90%   to  0.90%   20.93%    to   20.93%
2002                   30           $0.86  to  $0.86           $26            --      0.90%   to  0.90%  (14.00%)(4)to  (14.00%)(4)
------------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2006                   66,546       $0.99  to  $0.99       $65,895         1.45%      0.90%   to  0.90%   14.23%    to   14.23%
2005                   67,699       $0.87  to  $0.87       $58,686         1.40%      0.90%   to  0.90%    3.47%    to    3.47%
2004                   59,186       $0.84  to  $0.84       $49,584         1.51%      0.90%   to  0.90%    9.28%    to    9.28%
2003                   42,898       $0.77  to  $0.77       $32,887         1.21%      0.90%   to  0.90%   28.33%    to   28.33%
2002                   27,757       $0.60  to  $0.60       $16,779         1.01%      0.90%   to  0.90%  (24.05%)   to  (24.05%)
------------------------------------------------------------------------------------------------------------------------------

                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    45

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2006                   41,090       $1.05  to  $1.24       $50,474         3.80%      0.65%   to  0.90%    3.17%    to    2.91%
2005                   39,025       $1.01  to  $1.20       $46,517         2.90%      0.65%   to  0.90%    0.92%    to    0.67%
2004                   40,584       $1.00  to  $1.19       $47,974         2.44%      0.65%   to  0.90%    0.49%(5) to   (0.05%)
2003                   21,369       $1.19  to  $1.19       $25,493         2.29%      0.90%   to  0.90%    0.00%    to    0.00%
2002                   15,724       $1.19  to  $1.19       $18,645         2.89%      0.90%   to  0.90%    5.31%    to    5.31%
------------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP ADV
2006                   23,069       $1.50  to  $1.50       $34,637         0.04%      0.90%   to  0.90%   10.69%    to   10.69%
2005                   23,710       $1.36  to  $1.36       $32,162            --      0.90%   to  0.90%    3.89%    to    3.89%
2004                   22,286       $1.31  to  $1.31       $29,099            --      0.90%   to  0.90%   17.48%    to   17.48%
2003                   15,293       $1.11  to  $1.11       $16,996            --      0.90%   to  0.90%   46.05%    to   46.05%
2002                   8,489        $0.76  to  $0.76        $6,438            --      0.90%   to  0.90%  (17.39%)   to  (17.39%)
------------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2006                   45,186       $2.82  to  $2.82      $127,343         0.18%      0.90%   to  0.90%   19.99%    to   19.99%
2005                   45,852       $2.35  to  $2.35      $107,695         0.55%      0.90%   to  0.90%   10.61%    to   10.61%
2004                   48,764       $2.12  to  $2.12      $103,546            --      0.90%   to  0.90%   12.83%    to   12.83%
2003                   40,575       $1.88  to  $1.88       $76,363            --      0.90%   to  0.90%   48.03%    to   48.03%
2002                   30,316       $1.27  to  $1.27       $38,595            --      0.90%   to  0.90%  (13.61%)   to  (13.61%)
------------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2006                   58,081       $2.75  to  $2.75      $159,858         1.32%      0.90%   to  0.90%   14.75%    to   14.75%
2005                   59,381       $2.40  to  $2.40      $142,433         1.33%      0.90%   to  0.90%   13.60%    to   13.60%
2004                   55,869       $2.11  to  $2.11      $117,961         0.55%      0.90%   to  0.90%   18.82%    to   18.82%
2003                   49,539       $1.78  to  $1.78       $88,028         0.20%      0.90%   to  0.90%   41.27%    to   41.27%
2002                   39,900       $1.26  to  $1.26       $50,193         0.22%      0.90%   to  0.90%  (11.27%)   to  (11.27%)
------------------------------------------------------------------------------------------------------------------------------

WANGER INTL SM CAP
2006                   103,943      $1.54  to  $1.54      $160,371         0.51%      0.90%   to  0.90%   35.93%    to   35.93%
2005                   87,137       $1.14  to  $1.14       $98,902         0.90%      0.90%   to  0.90%   20.44%    to   20.44%
2004                   60,059       $0.94  to  $0.94       $56,600         0.57%      0.90%   to  0.90%   29.10%    to   29.10%
2003                   35,694       $0.73  to  $0.73       $26,055         0.26%      0.90%   to  0.90%   48.98%    to   48.98%
2002                   21,097       $0.49  to  $0.49       $10,437            --      0.90%   to  0.90%  (15.52%)   to  (15.52%)
------------------------------------------------------------------------------------------------------------------------------

WANGER U.S. SM CO
2006                   83,149       $1.89  to  $1.89      $156,905         0.22%      0.90%   to  0.90%    6.91%    to    6.91%
2005                   73,417       $1.77  to  $1.77      $129,586            --      0.90%   to  0.90%   10.26%    to   10.26%
2004                   56,162       $1.60  to  $1.60       $89,904            --      0.90%   to  0.90%   17.27%    to   17.27%
2003                   38,763       $1.37  to  $1.37       $52,913            --      0.90%   to  0.90%   42.71%    to   42.71%
2002                   23,134       $0.96  to  $0.96       $22,248            --      0.90%   to  0.90%  (17.95%)   to  (17.95%)
------------------------------------------------------------------------------------------------------------------------------



   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
   (2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.
   (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.
   (4) Operations commenced on June 3, 2002.
   (5) Operations commenced on July 9, 2004.


 46    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, formerly IDS Life Insurance Company, (a wholly-owned subsidiary of Ameriprise Financial, Inc.) as of December 31, 2006 and 2005, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2006 and 2005, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                 (/s/ ERNST & YOUNG LLP)

Minneapolis, Minnesota
February 26, 2007


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    47

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                                2006        2005
 ASSETS
Investments:
Available-for-Sale:
    Fixed maturities, at fair value (amortized cost: 2006, $25,289;
          2005, $27,817)                                                  $24,995     $27,753
    Common and preferred stocks, at fair value (cost: 2006, $30; 2005,
          $0)                                                                  31          --
Mortgage loans on real estate, at cost (less allowance for loan losses:
  2006, $37; 2005, $41)                                                     2,790       2,842
Policy loans                                                                  642         605
Trading securities and other investments                                      241         548
---------------------------------------------------------------------------------------------
       Total investments                                                   28,699      31,748

Cash and cash equivalents                                                     160         272
Reinsurance recoverables                                                    1,137         983
Amounts due from brokers                                                        7           4
Other accounts receivable                                                      90          63
Accrued investment income                                                     309         329
Deferred acquisition costs                                                  4,411       4,036
Deferred sales inducement costs                                               452         370
Other assets                                                                  321         220
Separate account assets                                                    49,287      37,930
---------------------------------------------------------------------------------------------
       Total assets                                                       $84,873     $75,955
=============================================================================================

 LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                    $29,561     $32,312
Policy claims and other policyholders' funds                                   93          90
Amounts due to brokers                                                        132          32
Deferred income taxes, net                                                     90           9
Other liabilities                                                             440         421
Separate account liabilities                                               49,287      37,930
---------------------------------------------------------------------------------------------
       Total liabilities                                                   79,603      70,794
---------------------------------------------------------------------------------------------

Shareholder's equity:
    Common stock, $30 par value; 100,000 shares authorized, issued and
          outstanding                                                           3           3
    Additional paid-in capital                                              2,021       2,020
    Retained earnings                                                       3,455       3,269
    Accumulated other comprehensive loss, net of tax:
       Net unrealized securities losses                                      (168)        (91)
       Net unrealized derivative losses                                       (41)        (40)
---------------------------------------------------------------------------------------------
    Total accumulated other comprehensive loss                               (209)       (131)
---------------------------------------------------------------------------------------------
       Total shareholder's equity                                           5,270       5,161
---------------------------------------------------------------------------------------------
       Total liabilities and shareholder's equity                         $84,873     $75,955
=============================================================================================



See Notes to Consolidated Financial Statements.


 48    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                            2006       2005       2004
 REVENUES
Premiums:
    Traditional life insurance                                     $   72     $   75     $   68
    Disability income and long term care insurance                    322        295        284
-----------------------------------------------------------------------------------------------
       Total premiums                                                 394        370        352
Net investment income                                               1,661      1,789      1,775
Contractholder and policyholder charges                               637        577        555
Mortality and expense risk and other fees                             636        489        430
Net realized investment gain                                           51         48         27
-----------------------------------------------------------------------------------------------
       Total revenues                                               3,379      3,273      3,139
-----------------------------------------------------------------------------------------------

 BENEFITS AND EXPENSES
Death and other benefits:
    Traditional life insurance                                         28         42         37
    Investment contracts and universal life-type insurance            267        232        228
    Disability income and long term care insurance                     83         76         67
Increase in liabilities for future policy benefits:
    Traditional life insurance                                         --          5          1
    Disability income and long term care insurance                    143        141        123
Interest credited to account values                                 1,052      1,111      1,128
Amortization of deferred acquisition costs                            356        316        261
Separation costs                                                      131        121         --
Other insurance and operating expenses                                641        588        502
-----------------------------------------------------------------------------------------------
       Total benefits and expenses                                  2,701      2,632      2,347
-----------------------------------------------------------------------------------------------
Income before income tax provision and accounting change              678        641        792
Income tax provision                                                  192        182        226
-----------------------------------------------------------------------------------------------
Income before accounting change                                       486        459        566
Cumulative effect of accounting change, net of tax                     --         --        (70)
-----------------------------------------------------------------------------------------------
       Net income                                                  $  486     $  459     $  496
===============================================================================================



See Notes to Consolidated Financial Statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    49

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                             2006        2005        2004
 CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                         $   486     $   459     $   496
Adjustments to reconcile net income to net cash provided by
  operating activities:
    Cumulative effect of accounting change, net of tax                  --          --          70
    Amortization of deferred acquisition costs                         356         316         261
    Amortization of deferred sales inducement costs                     48          40          34
    Capitalization of deferred acquisition costs                      (687)       (633)       (534)
    Capitalization of deferred sales inducement costs                 (126)        (94)        (71)
    Amortization of premium, net                                        75          83          93
    Deferred income taxes                                              123         122          70
    Contractholder and policyholder charges, non-cash                 (220)       (232)       (232)
    Net realized investment gain                                       (51)        (48)        (27)
    Net realized gain on trading securities and equity method
          investments in hedge funds                                   (16)        (24)        (38)
Change in operating assets and liabilities:
    Trading securities and equity method investments in hedge
          funds, net                                                   297         247           7
    Future policy benefits for traditional life, disability
          income and long term care insurance                          274         230         235
    Policy claims and other policyholders' funds                         2          20           2
    Policy loans, excluding universal life-type insurance:
       Repayment                                                        35          36          37
       Issuance                                                        (39)        (39)        (39)
    Reinsurance recoverables                                          (154)       (106)       (122)
    Other accounts receivable                                          (27)        (10)         16
    Accrued investment income                                           20          23           4
    Other assets and liabilities, net                                 (280)         47          (3)
--------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                              116         437         259
--------------------------------------------------------------------------------------------------

 CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
    Proceeds from sales                                              1,897       3,124       1,603
    Maturities, sinking fund payments and calls                      2,014       2,242       1,931
    Purchases                                                       (1,433)     (5,780)     (4,393)
Other investments, excluding policy loans:
    Proceeds from sales, maturities, sinking fund payments and
          calls                                                        519         653         690
    Purchases                                                         (441)       (543)       (402)
Change in amounts due to and from brokers, net                          98        (128)        (71)
Change in restricted cash                                               --         536         299
--------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                  2,654         104        (343)
--------------------------------------------------------------------------------------------------

 CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-type insurance:
    Considerations received                                          1,267       1,532       2,351
    Interest credited to account values                              1,052       1,111       1,128
    Surrenders and other benefits                                   (4,869)     (3,330)     (2,716)
Policy loans:
    Repayment                                                          108          89          84
    Issuance                                                          (140)       (103)        (93)
Capital contribution from Ameriprise Financial, Inc.                    --         650          --
Cash dividend to Ameriprise Financial, Inc.                           (300)       (380)       (930)
--------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                               (2,882)       (431)       (176)
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                  (112)        110        (260)
Cash and cash equivalents at beginning of year                         272         162         422
--------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                           $   160     $   272     $   162
==================================================================================================

Supplemental disclosures:
    Income taxes paid, net                                         $    64     $    96     $   196
    Interest paid on borrowings                                          1          --          --



See Notes to Consolidated Financial Statements.


 50    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2006
(IN MILLIONS)

                                                              ADDITIONAL                    ACCUMULATED OTHER
                                                  COMMON        PAID-IN       RETAINED        COMPREHENSIVE
                                                   STOCK        CAPITAL       EARNINGS        INCOME/(LOSS)         TOTAL
--------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2003                       $ 3         $1,370         $3,624             $ 399            $ 5,396
Comprehensive income:
    Net income                                       --             --            496                --                496
    Change in unrealized holding losses on
          securities, net                            --             --             --               (35)               (35)
    Change in unrealized derivative losses,
          net                                        --             --             --               (23)               (23)
                                                                                                                    ------
Total comprehensive income                           --             --             --                --                438
Cash dividends to Ameriprise Financial,
  Inc.                                               --             --           (930)               --               (930)
--------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2004                       $ 3         $1,370         $3,190             $ 341            $ 4,904
Comprehensive loss:
    Net income                                       --             --            459                --                459
    Change in unrealized holding losses on
          securities, net                            --             --             --              (461)              (461)
    Change in unrealized derivative losses,
          net                                        --             --             --               (11)               (11)
                                                                                                                    ------
Total comprehensive loss                             --             --             --                --                (13)
Capital contribution from Ameriprise
  Financial, Inc.                                    --            650             --                --                650
Cash dividend to Ameriprise Financial, Inc.          --             --           (380)               --               (380)
--------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                       $ 3         $2,020         $3,269             $(131)           $ 5,161
Comprehensive income:
    Net income                                       --             --            486                --                486
    Change in unrealized holding losses on
          securities, net                            --             --             --               (77)               (77)
    Change in unrealized derivative losses,
          net                                        --             --             --                (1)                (1)
                                                                                                                    ------
Total comprehensive income                           --             --             --                --                408
Tax adjustment of share-based incentive
  employee compensation plan                         --              1             --                --                  1
Cash dividend to Ameriprise Financial, Inc.          --             --           (300)               --               (300)
--------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2006                       $ 3         $2,021         $3,455             $(209)           $ 5,270
==========================================================================================================================



See Notes to Consolidated Financial Statements.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    51

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business
RiverSource Life Insurance Company, formerly known as IDS Life Insurance Company, is a stock life insurance company with one wholly-owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. RiverSource Life of NY issues insurance and annuity products.

On December 31, 2006, IDS Life Insurance Company completed an Agreement and Plan of Merger with both American Enterprise Life Insurance Company ("American Enterprise Life") and American Partners Life Insurance Company ("American Partners Life") whereby both companies merged with and into IDS Life Insurance Company. As a result of the merger, American Enterprise Life and American Partners Life ceased to exist. Prior to the merger, both companies were wholly-owned operating subsidiaries of IDS Life Insurance Company. Immediately following the merger, IDS Life Insurance Company changed its name to RiverSource Life Insurance Company.

Also on December 31, 2006, American Centurion Life Assurance Company ("American Centurion Life") merged with and into IDS Life Insurance Company of New York ("IDS Life of New York"). As a result of the merger, American Centurion Life ceased to exist. Prior to the merger, American Centurion Life was a wholly-owned operating subsidiary of IDS Life Insurance Company. Immediately following the merger, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York.

RiverSource Life Insurance Company and its subsidiary are referred to collectively in these notes as "RiverSource Life".

No material effect on the consolidated financial condition and results of operations is expected for RiverSource Life as a result of the mergers.

Ameriprise Financial was formerly a wholly-owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Ameriprise Financial has incurred $654 million of pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to incur a total of approximately $875 million. RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. RiverSource Life has been allocated $252 million in total pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to be allocated a significant portion of the remaining separation costs in 2007. RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its financial strength ratings and to cover separation costs.


 52    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income insurance. (RiverSource Life discontinued underwriting new long term care ("LTC") policies as of December 31, 2002). Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and, its wholly-owned subsidiary, RiverSource Life of NY. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 11. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest, except for variable interest entities which are consolidated when certain conditions are met and immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence, or as Available-for-Sale securities, as applicable.

RiverSource Life also consolidates all variable interest entities ("VIEs") for which it is considered to be the primary beneficiary. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. The determination as to whether RiverSource Life is considered to be the primary beneficiary is based on whether RiverSource Life will absorb a majority of the VIE's expected losses, receive a majority of the VIE's expected residual return, or both. RiverSource Life liquidated its interest in all consolidated VIEs during 2004 and 2005. There were no consolidated VIEs as of December 31, 2006 and 2005.

Qualifying Special Purpose Entities ("QSPEs") are not consolidated. Such QSPEs included a securitization trust containing a majority of RiverSource Life's rated collateralized debt obligations ("CDOs") for which RiverSource Life sold all of its retained interests in 2005.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments and hedging activities, income taxes and recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    53

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

BALANCE SHEET
INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in consolidated results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices.

Commercial Mortgage Loans on Real Estate, Net
Commercial mortgage loans on real estate, net, reflect principal amounts outstanding less allowance for losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments
Included in trading securities and other investments are hedge fund investments, separate account and mutual fund seed money and syndicated loans. Separate account and mutual fund seed money is carried at fair market value with changes in value recognized within net investment income. The carrying value of equity method investments in hedge funds reflects RiverSource Life's original investment and its share of earnings or losses of the hedge funds subsequent to the date of investment, and approximate fair value. Syndicated loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
RiverSource Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life reinsures a portion of the risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. To minimize exposure to significant losses from reinsurer insolvencies, RiverSource Life evaluates the financial condition of its reinsurers prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life remains primarily liable as the direct insurer on all risks reinsured.


 54    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. The maximum amount of life insurance risk retained by RiverSource Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies except those sold by RiverSource Life of NY prior to 1996, RiverSource Life retained 50% of the risk and the remaining 50% of the risk was ceded on a coinsurance basis to affiliates of Genworth Financial, Inc. ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life's long term care liabilities was $945 million at December 31, 2006, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Starting in 2001, risk on most term life policies is reinsured on a coinsurance basis.

RiverSource Life retains all risk for new claims on disability income ("DI") contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life also retains all accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Derivative financial instruments are recorded at fair value within other assets or liabilities. The fair value of RiverSource Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for the change in the fair value of a derivative financial instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life generally designates its hedges as cash flows hedges or accounts for them as economic hedges.

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge is de-designated or terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative financial instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is not highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

RiverSource Life currently has economic hedges that either do not qualify or are not designated as accounting hedges. For derivative financial instruments that do not qualify for hedge accounting, or are not designated as hedges, changes in fair value are reported in current period earnings generally as a component of net investment income.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    55

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts containing guaranteed minimum income benefit ("GMIB"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") provisions.

In determining the liabilities for variable annuity death benefits and GMIB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMWB and GMAB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance.

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2006, depending on year of issue, with an average rate of approximately 5.9%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.


 56    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims range from 3.0% to 8.0% at December 31, 2006, with an average rate of 5.0%. Interest rates used with LTC claims range from 4.0% to 7.0% at December 31, 2006, with an average rate of 4.4%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life range from 4.0% to 10.0% at December 31, 2006, depending on policy form, issue year and policy duration. Anticipated interest rates for DI are 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC are currently 5.4% at December 31, 2006 grading up to 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income earned on fixed maturity securities classified as Available-for-Sale; commercial mortgage loans on real estate and policy loans; mark-to-market of trading securities and certain derivatives; and pro-rata share of net income or loss of equity method investments in hedge funds. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges
Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees
Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. RiverSource Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    57

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Death and Other Benefits
Death and other benefits expenses consist of amounts paid under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Death and other benefits expenses also include amortization of DSIC.

Interest Credited to Account Values
Interest credited to account values represents amounts earned on fixed account values associated with fixed and variable universal life and annuity contracts and equity indexed annuities in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs deferred as DAC associated with the sale of annuity and insurance products are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's consolidated results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life reassesses the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimate will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation.


 58    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life from its parent, Ameriprise Financial for RiverSource Life's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ending December 31, 2005. Additionally, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations. Inherent in the provision for income taxes are estimates and judgment regarding the tax treatment of certain offsets and credits.

3. RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided that the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. The transition adjustment, if any, will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life is currently evaluating the impact of SFAS 157 on its consolidated financial condition and results of operations.

In September 2006, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, "Materiality," regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. The effect of adopting SAB 108 on RiverSource Life's consolidated financial condition and results of operations was insignificant.

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life's consolidated financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on its consolidated financial condition and results of operations is not expected to be significant.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    59

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Effective January 1, 2006, RiverSource Life adopted SFAS No. 154, "Accounting Changes and Error Corrections," ("SFAS 154"). This Statement replaced APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements," and changed the requirements for the accounting for and reporting of a change in accounting principle. The effect of adopting SFAS 154 on RiverSource Life's consolidated financial condition and results of operations was insignificant.

Effective January 1, 2006, RiverSource Life adopted FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP FAS 115-1 and FAS 124-1"). FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The impact of the adoption of FSP FAS 115-1 and FAS 124-1 on RiverSource Life's consolidated financial condition and results of operations was not material.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting by insurance enterprises for DAC associated with any insurance or annuity contract that is internally replaced with another contract or significantly modified. SOP 05-1 is effective for transactions occurring in fiscal years beginning after December 15, 2006. RiverSource Life has accounted for many of these transactions as contract continuations and has continued amortization of existing DAC against revenue from the new or modified contract. In addition, RiverSource Life has not anticipated these transactions in establishing amortization periods or other DAC valuation assumptions. Many of these transactions no longer qualify as continuations under SOP 05-1. Effective with RiverSource Life's adoption of SOP 05-1 as of January 1, 2007, RiverSource Life will account for such transactions as contract terminations which will result in accelerated DAC amortization. As a result of adopting SOP 05-1, RiverSource Life has determined that in the first quarter of 2007 it will record as a cumulative change in accounting principle a pretax reduction to DAC of approximately $210 million and an after-tax decrease to retained earnings of approximately $137 million. The adoption of SOP 05-1 is also expected to result in an increase in DAC amortization in 2007. The expected increase to amortization expense may vary depending upon future changes in underlying valuation assumptions.

Effective January 1, 2004, RiverSource Life adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on; (i) the classification and valuation of long-duration contract liabilities;
(ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The adoption of SOP 03-1 resulted in a cumulative effect of accounting change that reduced first quarter 2004 results by $71 million ($109 million pretax). The cumulative effect of accounting change consisted of: (i) $43 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($33 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($10 million); and (ii) $66 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual costs of insurance charges are expected to be less than future death benefits ($92 million) and from considering these liabilities in valuing DAC associated with those contracts ($26 million offset). Prior to RiverSource Life's adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits were $53 million (of which $33 million was part of the adoption charges described previously). RiverSource Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids ("TPAs") in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on RiverSource Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.


 60    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

4. INVESTMENTS
AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                            GROSS        GROSS
                                                             AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2006 (IN MILLIONS)                                 COST        GAINS       LOSSES      VALUE
----------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                     $12,232       $119         $(262)    $12,089
Mortgage and other asset-backed securities                      9,398         27          (175)      9,250
Foreign corporate bonds and obligations                         3,080         39           (68)      3,051
U.S. government and agencies obligations                          295         13            (5)        303
State and municipal obligations                                   165          4            (4)        165
Foreign government bonds and obligations                          117         18            --         135
Structured investments(a)                                           2         --            --           2
----------------------------------------------------------------------------------------------------------
Total fixed maturities                                         25,289        220          (514)     24,995
Common and preferred stocks                                        30          1            --          31
----------------------------------------------------------------------------------------------------------
    Total                                                     $25,319       $221         $(514)    $25,026
==========================================================================================================


(a) Includes unconsolidated collateralized debt obligations.

                                                                            GROSS        GROSS
                                                             AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2005 (IN MILLIONS)                                 COST        GAINS       LOSSES      VALUE
----------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                     $13,319       $208         $(199)    $13,328
Mortgage and other asset-backed securities                     10,805         46          (159)     10,692
Foreign corporate bonds and obligations                         3,149         67           (55)      3,161
U.S. government and agencies obligations                          300         16            (5)        311
State and municipal obligations                                   114          3            (3)        114
Foreign government bonds and obligations                          128         17            --         145
Structured investments(a)                                           2         --            --           2
----------------------------------------------------------------------------------------------------------
Total fixed maturities                                         27,817        357          (421)     27,753
Common and preferred stocks                                        --         --            --          --
----------------------------------------------------------------------------------------------------------
    Total                                                     $27,817       $357         $(421)    $27,753
==========================================================================================================


(a) Includes unconsolidated collateralized debt obligations.

At December 31, 2006 and 2005, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% of RiverSource Life's total investments. These securities are rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $1.2 billion and $1.0 billion of securities at December 31, 2006 and 2005, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, excluding net unrealized appreciation and depreciation, on December 31 is as follows:

RATING                                                                     2006      2005
-----------------------------------------------------------------------------------------
AAA                                                                          38%       40%
AA                                                                            9         6
A                                                                            19        21
BBB                                                                          27        26
Below investment grade                                                        7         7
-----------------------------------------------------------------------------------------
    Total                                                                   100%      100%
=========================================================================================


At December 31, 2006 and 2005, approximately 47% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    61

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:


(IN MILLIONS)                                LESS THAN 12 MONTHS           12 MONTHS OR MORE                   TOTAL
-------------------------------------------------------------------------------------------------------------------------------
                                            FAIR        UNREALIZED       FAIR        UNREALIZED        FAIR         UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE         LOSSES         VALUE         LOSSES          VALUE          LOSSES
-------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                  $1,166          $(16)        $ 7,680        $(246)         $ 8,846         $(262)
Mortgage and other asset-backed
  securities                                  862            (5)          6,616         (170)           7,478          (175)
Foreign corporate bonds and obligations       196            (3)          1,834          (65)           2,030           (68)
U.S. government and agencies
  obligations                                   5            --             214           (5)             219            (5)
State and municipal obligations                 3            --              81           (4)              84            (4)
Foreign government bonds and
  obligations                                  --            --               3           --                3            --
Structured investments                          1            --              --           --                1            --
-------------------------------------------------------------------------------------------------------------------------------
    Total                                  $2,233          $(24)        $16,428        $(490)         $18,661         $(514)
===============================================================================================================================



The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:


(IN MILLIONS)                                LESS THAN 12 MONTHS           12 MONTHS OR MORE                   TOTAL
-------------------------------------------------------------------------------------------------------------------------------
                                            FAIR        UNREALIZED       FAIR        UNREALIZED        FAIR         UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE         LOSSES         VALUE         LOSSES          VALUE          LOSSES
-------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                  $ 6,184        $(133)        $1,619         $ (66)         $ 7,803         $(199)
Mortgage and other asset-backed
  securities                                 6,002          (88)         2,059           (71)           8,061          (159)
Foreign corporate bonds and obligations      1,204          (31)           535           (24)           1,739           (55)
U.S. government and agencies
  obligations                                  149           (3)            72            (2)             221            (5)
State and municipal obligations                 67           (2)            15            (1)              82            (3)
Foreign government bonds and
  obligations                                   13           --             --            --               13            --
Structured investments                           2           --             --            --                2            --
-------------------------------------------------------------------------------------------------------------------------------
    Total                                  $13,621        $(257)        $4,300         $(164)         $17,921         $(421)
===============================================================================================================================


In evaluating potential other-than-temporary impairments, RiverSource Life considers the extent to which amortized costs exceed fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2006:

(IN MILLIONS,
EXCEPT NUMBER OF SECURITIES)         LESS THAN 12 MONTHS                 12 MONTHS OR MORE                   TOTAL
-------------------------------------------------------------------------------------------------------------------------
                                                       GROSS                               GROSS
RATIO OF FAIR VALUE TO         NUMBER OF    FAIR    UNREALIZED    NUMBER OF     FAIR    UNREALIZED    NUMBER OF     FAIR
AMORTIZED COST                SECURITIES    VALUE     LOSSES     SECURITIES    VALUE      LOSSES     SECURITIES    VALUE
-------------------------------------------------------------------------------------------------------------------------
95% - 100%                        178      $2,233      $(24)         657      $15,304      $(407)        835      $17,537
90% - 95%                          --          --        --           59        1,035        (69)         59        1,035
80% - 90%                          --          --        --            6           89        (14)          6           89
-------------------------------------------------------------------------------------------------------------------------
    Total                         178      $2,233      $(24)         722      $16,428      $(490)        900      $18,661
=========================================================================================================================
(IN MILLIONS,
EXCEPT NUMBER OF SECURITIES)     TOTAL
----------------------------------------
                                 GROSS
RATIO OF FAIR VALUE TO        UNREALIZED
AMORTIZED COST                  LOSSES
----------------------------------------
95% - 100%                       $(431)
90% - 95%                          (69)
80% - 90%                          (14)
----------------------------------------
    Total                        $(514)
========================================


A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities were attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities was also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industries or with any individual securities. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto and paper industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $5 million. The securities related to this issuer have a fair value to amortized cost ratio of 95%-100% and have been in an unrealized loss position for more than 12 months. There were no securities with a fair value to amortized cost ratio less than 80% in the portfolio.


 62    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. See the Investments section of Note 2 for information regarding RiverSource Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, RiverSource Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, RiverSource Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2006.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in other comprehensive income
(loss):

(IN MILLIONS)                                                    2006             2005           2004
-------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $63, $261 and $23,
  respectively                                                  $(116)            $(485)         $ 42
Reclassification of realized gains, net of tax of $17,
  $17 and $11, respectively                                       (33)              (32)          (20)
DAC, net of tax of $15, $28 and $3, respectively                   29                53             6
DSIC, net of tax of $2, $5 and $4, respectively                     3                 8            (7)
Fixed annuity liabilities, net of tax of $22, $3 and $30,
  respectively                                                     40                (5)          (56)
-------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                $ (77)            $(461)         $(35)
=======================================================================================================


Available-for-Sale securities by maturity at December 31, 2006 were as follows:

                                                                        AMORTIZED        FAIR
(IN MILLIONS)                                                             COST          VALUE
-----------------------------------------------------------------------------------------------
Due within one year                                                      $   521       $   522
Due after one year through five years                                      6,625         6,592
Due after five years through 10 years                                      7,558         7,395
Due after 10 years                                                         1,185         1,234
-----------------------------------------------------------------------------------------------
                                                                          15,889        15,743
Mortgage and other asset-backed securities                                 9,398         9,250
Structured investments                                                         2             2
Common and preferred stocks                                                   30            31
-----------------------------------------------------------------------------------------------
    Total                                                                $25,319       $25,026
===============================================================================================


The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN MILLIONS)                                                    2006             2005           2004
-------------------------------------------------------------------------------------------------------
Sales                                                          $ 1,897           $ 3,124       $ 1,603
Maturities, sinking fund payments and calls                    $ 2,014           $ 2,242       $ 1,931
Purchases                                                      $(1,433)          $(5,780)      $(4,393)


Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:

(IN MILLIONS)                                                    2006             2005           2004
-------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                  $ 60             $108           $ 48
Gross realized losses from sales                                 $(10)            $(39)          $(18)
Other-than-temporary impairments                                 $ --             $(19)          $ --




                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    63

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The $19 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $25 million.

At December 31, 2006 and 2005, bonds carried at $18 and $16 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET
The following is a summary of commercial mortgage loans on real estate and syndicated loans at December 31:

(IN MILLIONS)                                                             2006           2005
-----------------------------------------------------------------------------------------------
Commercial mortgage loans on real estate                                 $2,827         $2,883
Less: allowance for loan losses                                             (37)           (41)
-----------------------------------------------------------------------------------------------
Commercial mortgage loans on real estate, net                            $2,790         $2,842
===============================================================================================

Syndicated loans                                                         $  112         $  131
Less: allowance for loan losses                                              (4)            (4)
-----------------------------------------------------------------------------------------------
Net syndicated loans                                                     $  108         $  127
===============================================================================================


Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

At December 31, 2006 and 2005, RiverSource Life's recorded investment in impaired commercial mortgage loans on real estate was nil and $14 million, respectively, with related allowances for commercial mortgage loan losses of nil and $4 million, respectively. During 2006 and 2005, the average recorded investment in impaired commercial mortgage loans on real estate was $3 million and $6 million, respectively. RiverSource Life recognized nil, nil, and $1 million of interest income related to impaired commercial mortgage loans on real estate for the years ended December 31, 2006, 2005 and 2004, respectively.

The balances of and changes in the allowance for commercial mortgage loan losses were as follows:

(IN MILLIONS)                                                    2006             2005           2004
-------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                             $41               $45           $ 47
Provision for commercial mortgage loan losses                     --                --              9
Foreclosures, write-offs and loan sales                           (4)               (4)           (11)
-------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                           $37               $41           $ 45
=======================================================================================================


Concentrations of credit risk of commercial mortgage loans on real estate by region at December 31 were:


(IN MILLIONS)                                                     2006                           2005
-----------------------------------------------------------------------------------------------------------------
                                                       ON-BALANCE       FUNDING       ON-BALANCE       FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION                  SHEET       COMMITMENTS        SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------------------------------
Atlantic                                                 $  859           $41           $  852           $ 22
North Central                                               739            22              843              6
Pacific                                                     397            15              364             27
Mountain                                                    298            13              352              9
South Central                                               337             1              308             22
New England                                                 197             2              164             21
-----------------------------------------------------------------------------------------------------------------
                                                          2,827            94            2,883            107
Less: allowance for loan losses                             (37)           --              (41)            --
-----------------------------------------------------------------------------------------------------------------
    Total                                                $2,790           $94           $2,842           $107
=================================================================================================================




 64    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Concentrations of credit risk of commercial mortgage loans on real estate by property type at December 31 were:


(IN MILLIONS)                                                     2006                           2005
-----------------------------------------------------------------------------------------------------------------
                                                       ON-BALANCE       FUNDING       ON-BALANCE       FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE                SHEET       COMMITMENTS        SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------------------------------
Office buildings                                         $  962           $ 4           $1,048           $ 36
Shopping centers and retail                                 718            71              704             37
Apartments                                                  470             2              454             11
Industrial buildings                                        458            12              454             12
Hotels and motels                                            89             4               92              6
Medical buildings                                            45            --               47              3
Mixed use                                                    44            --               39             --
Retirement homes                                             --            --                5             --
Other                                                        41             1               40              2
-----------------------------------------------------------------------------------------------------------------
                                                          2,827            94            2,883            107
Less: allowance for loan losses                             (37)           --              (41)            --
-----------------------------------------------------------------------------------------------------------------
    Total                                                $2,790           $94           $2,842           $107
=================================================================================================================


Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                                          2006        2005        2004
-----------------------------------------------------------------------------------------------------
Income on fixed maturities                                            $1,408      $1,449      $1,451
Income on commercial mortgage loans on real estate                       181         197         221
Trading securities and other investments                                  89         164         138
-----------------------------------------------------------------------------------------------------
                                                                       1,678       1,810       1,810
Less: investment expenses                                                 17          21          35
-----------------------------------------------------------------------------------------------------
    Total                                                             $1,661      $1,789      $1,775
=====================================================================================================


Net realized investment gain for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                                          2006        2005        2004
-----------------------------------------------------------------------------------------------------
Fixed maturities                                                       $50         $50         $31
Commercial mortgage loans on real estate                                 1          (2)         (3)
Trading securities and other investments                                --          --          (1)
-----------------------------------------------------------------------------------------------------
    Total                                                              $51         $48         $27
=====================================================================================================


5. VARIABLE INTEREST ENTITIES
During the years ended December 31, 2005 and 2004, RiverSource Life consolidated three secured loan trusts ("SLTs") which provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans and which were managed by an affiliate. One SLT was liquidated in 2004, resulting in a cumulative pretax charge of $24 million. An additional $4 million pretax charge was incurred in 2004 due to the expected liquidation of the two remaining SLTs in 2005. Those remaining SLTs were liquidated in 2005, resulting in a $14 million pretax gain for the year ended December 31, 2005. Consolidated results of operations for the year ended December 31, 2004 included non-cash charges related to the liquidated SLTs of $28 million that included a $24 million charge related to the complete liquidation of an SLT in 2004.

RiverSource Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by carrying values of $2 million of CDO residual tranches managed by an affiliate where RiverSource Life is not the primary beneficiary. RiverSource Life's maximum exposure to loss as a result of its investment in the CDO residual tranches is represented by the carrying value.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    65

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS
The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                          2006        2005        2004
-----------------------------------------------------------------------------------------------------
Balance, beginning of year                                            $4,036      $3,638      $3,336
Impact of SOP 03-1                                                        --          --          20
Capitalization of acquisition costs                                      687         633         534
Amortization, excluding impact of changes in assumptions                (409)       (383)       (341)
Amortization, impact of annual third quarter changes in DAC-
  related assumptions                                                     38          67          24
Amortization, impact of other quarter changes in DAC-related
  assumptions(a)                                                          15          --          56
Impact of changes in net unrealized securities losses                     44          81           9
-----------------------------------------------------------------------------------------------------
Balance, end of year                                                  $4,411      $4,036      $3,638
=====================================================================================================


    (a) Amount in 2004 was primarily related to a $66 million reduction in DAC amortization expense to reflect the lengthening of the amortization periods for certain annuity and life insurance products impacted by RiverSource Life's adoption of SOP 03-1 on January 1, 2004, partially offset by a $10 million increase in amortization expense due to a LTC DAC valuation system conversion.

The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                          2006        2005        2004
-----------------------------------------------------------------------------------------------------
Balance, beginning of year                                             $370        $303        $279
Impact of SOP 03-1                                                       --          --          (3)
Capitalization of sales inducements                                     126          94          71
Amortization                                                            (48)        (40)        (34)
Impact of changes in net unrealized securities losses (gains)             4          13         (10)
-----------------------------------------------------------------------------------------------------
Balance, end of year                                                   $452        $370        $303
=====================================================================================================


7. LINES OF CREDIT
RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR plus 28 basis points. There were no amounts outstanding on this line of credit at December 31, 2006.

Also, RiverSource Life has a collateral loan agreement with Ameriprise Financial aggregating up to $75 million. The interest rate for any borrowings is equal to the preceding month's effective new money rate for RiverSource Life's permanent investments. There were no amounts outstanding at December 31, 2006 and 2005.

8. VARIABLE ANNUITY GUARANTEES
The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. RiverSource Life has established additional liabilities for these variable annuity death benefits and GMIB provisions. The variable annuity contracts offered by RiverSource Life may also contain GMWB and GMAB provisions, which are considered embedded derivatives. RiverSource Life has established additional liabilities for these embedded derivatives at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on financial market performance. Most of the GMWB in-force guarantee that over a period of approximately 14 years the client can withdraw an amount equal to what has been paid into the contract, regardless of the performance of the underlying funds. In May 2006, RiverSource Life began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. At issue, the guaranteed amount is equal to the amount deposited, but the guarantee can be increased annually to the account value (a "step-up") in the case of favorable market performance.

Variable annuity contract owners age 79 or younger at contract issue can also obtain the principal-back guarantee by purchasing the optional GMAB rider for an additional charge, which provides a guaranteed contract value at the end of a 10-year waiting period.


 66    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life has established additional liabilities as of December 31:

-------------------------------------------------------------------------------------------------------
 VARIABLE ANNUITY GUARANTEES BY BENEFIT
    TYPE(1)
 (IN MILLIONS, EXCEPT AGE)                                                           2006         2005
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR
  RETURN OF PREMIUM:
                                         Total contract value                      $17,418      $ 9,107
                                         Contract value in separate accounts       $15,859      $ 7,410
                                         Net amount at risk(2)                     $    13      $    17
                                         Weighted average attained age                  61           60
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR SIX-
  YEAR RESET:
                                         Total contract value                      $23,544      $24,608
                                         Contract value in separate accounts       $20,058      $20,362
                                         Net amount at risk(2)                     $   227      $   763
                                         Weighted average attained age                  61           61
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR ONE-
  YEAR RATCHET:
                                         Total contract value                      $ 6,729      $ 5,129
                                         Contract value in separate accounts       $ 5,902      $ 4,211
                                         Net amount at risk(2)                     $    26      $    45
                                         Weighted average attained age                  61           61
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR
  FIVE-YEAR RATCHET:
                                         Total contract value                      $   907      $   537
                                         Contract value in separate accounts       $   870      $   502
                                         Net amount at risk(2)                     $    --      $    --
                                         Weighted average attained age                  57           56
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH OTHER GMDB:
                                         Total contract value                      $   586      $   456
                                         Contract value in separate accounts       $   530      $   390
                                         Net amount at risk(2)                     $    11      $    16
                                         Weighted average attained age                  64           63
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GGU DEATH BENEFIT:
                                         Total contract value                      $   811      $   620
                                         Contract value in separate accounts       $   730      $   536
                                         Net amount at risk(2)                     $    62      $    35
                                         Weighted average attained age                  62           61
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMIB:
                                         Total contract value                      $   928      $   793
                                         Contract value in separate accounts       $   853      $   712
                                         Net amount at risk(2)                     $    14      $    16
                                         Weighted average attained age                  61           60
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMWB:
                                         Total contract value                      $ 4,791      $ 2,542
                                         Contract value in separate accounts       $ 4,761      $ 2,510
                                         Benefit amount in excess of account       $    --      $     1
                                         value
                                         Weighted average attained age                  61           60
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMWB FOR LIFE:
                                         Total contract value                      $ 2,396      $    --
                                         Contract value in separate accounts       $ 2,349      $    --
                                         Benefit amount in excess of account       $    --      $    --
                                         value
                                         Weighted average attained age                  63           --
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMAB:
                                         Total contract value                      $ 1,350      $   161
                                         Contract value in separate accounts       $ 1,340      $   161
                                         Benefit amount in excess of account       $    --      $     1
                                         value
                                         Weighted average attained age                  55           56
-------------------------------------------------------------------------------------------------------


    (1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type.
    (2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.
--------------------------------------------------------------------------------


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    67

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

 For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

 (IN MILLIONS)                                               GMDB & GGU     GMIB     GMWB     GMAB
---------------------------------------------------------------------------------------------------
 Liability balance at January 1                                  $16         $ 4     $  9      $ 1
 Reported claims                                                   8          --       --       --
 Liability (asset) balance at December 31                         26           5      (12)      (5)
 Incurred claims (adjustments) (sum of reported and change
  in liability (assets))                                          18           1      (21)      (6)


 For the year ended December 31, 2005, additional liabilities and incurred claims (adjustments) were:

 (IN MILLIONS)                                                GMDB & GGU     GMIB     GMWB    GMAB
---------------------------------------------------------------------------------------------------
 Liability balance at January 1                                   $29         $ 3     $--      $--
 Reported claims                                                   12          --      --       --
 Liability balance at December 31                                  16           4       9        1
 Incurred claims (adjustments) (sum of reported and change
  in liability)                                                    (1)          1       9        1


The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in death and other benefits.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES
Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN MILLIONS)                                                                 2006      2005
---------------------------------------------------------------------------------------------
Fixed annuities                                                             $16,841   $18,793
Equity indexed annuities accumulated host values                                267       296
Equity indexed annuities embedded derivative reserve                             50        38
Variable annuities, with fixed sub-accounts                                   5,975     6,999
GMWB variable annuity guarantees                                                (12)        9
Other variable annuity guarantees                                                26        21
---------------------------------------------------------------------------------------------
    Total annuities                                                          23,147    26,156
VUL/UL insurance contract fixed sub-account                                   2,562     2,552
Other life, disability income and long term care insurance                    3,852     3,604
---------------------------------------------------------------------------------------------
    Total future policy benefits                                             29,561    32,312
Policy claims and other policyholders' funds                                     93        90
---------------------------------------------------------------------------------------------
    Total future policy benefits and policy claims and other
          policyholders' funds                                              $29,654   $32,402
=============================================================================================


Separate account liabilities as of December 31, consisted of the following:

(IN MILLIONS)                                                                 2006      2005
---------------------------------------------------------------------------------------------
Variable annuity contract reserves                                          $43,515   $33,155
VUL insurance contract reserves                                               5,772     4,775
---------------------------------------------------------------------------------------------
    Total separate account liabilities                                      $49,287   $37,930
=============================================================================================


Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. The interest rate risks under these obligations are partially hedged with derivative instruments. These derivatives are cash flow hedges of interest credited on forecasted sales rather than a hedge of in-force risk. These derivatives consisted of interest rate swaptions with a notional value of $1.2 billion at both December 31, 2006 and 2005. The fair value of these swaptions was $2 million and $8 million at December 31, 2006 and 2005, respectively.


 68    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. The equity component of these annuities is considered an embedded derivative and is accounted for separately. The change in fair value of the embedded derivative reserve is reflected in interest credited to account values. As a means of economically hedging its obligation under the stock market return provision, RiverSource Life purchases and writes index options and enters into futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options and futures as of December 31 were as follows:

                                                                    2006                  2005
----------------------------------------------------------------------------------------------------
                                                              NOTIONAL    FAIR      NOTIONAL    FAIR
(IN MILLIONS)                                                  AMOUNT    VALUE       AMOUNT    VALUE
----------------------------------------------------------------------------------------------------
Purchased options and futures                                   $271      $40         $ 358     $30
Written options                                                 $(67)     $(1)        $(101)    $(1)


Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB, GGU and GMIB provisions. The GMWB and GMAB provisions are considered embedded derivatives and are accounted for separately. The changes in fair values of these embedded derivative reserves are reflected in death and other benefits for investment contracts and universal life-type insurance. The negative reserve in GMWB at December 31, 2006 reflects that under current conditions and expectations, RiverSource Life believes the applicable fees charged for the rider will more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life does not currently hedge its risk under the GMAB, GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $2.5 billion at December 31, 2005 to $7.2 billion at December 31, 2006. As a means of economically hedging its obligation under the GMWB provisions, RiverSource Life purchases structured equity put options, enters into interest rate swaps and trades equity futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options, swaps and futures as of December 31, were as follows:

                                                                    2006                  2005
----------------------------------------------------------------------------------------------------
                                                              NOTIONAL    FAIR      NOTIONAL    FAIR
(IN MILLIONS)                                                  AMOUNT    VALUE       AMOUNT    VALUE
----------------------------------------------------------------------------------------------------
Purchased options                                              $1,410     $171        $629      $95
Interest rate swaps                                            $  359     $ (1)       $ --      $--
Sold equity futures                                            $ (111)    $ --        $ --      $--


Insurance Liabilities
Variable universal life ("VUL") and universal life ("UL") is the largest group of policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers long term care products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

10. INCOME TAXES
RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    69

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Provisions (benefits) for income taxes for the years ended December 31 were:

(IN MILLIONS)                                                          2006       2005       2004
-------------------------------------------------------------------------------------------------
Current income tax:
    Federal                                                            $ 66       $ 56       $160
    State                                                                 3          4         (4)
-------------------------------------------------------------------------------------------------
Total current income tax                                                 69         60        156
Deferred federal income tax                                             123        122         70
-------------------------------------------------------------------------------------------------
Income tax provision                                                   $192       $182       $226
=================================================================================================


The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:

                                                                       2006       2005       2004
-------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                             35.0%      35.0%      35.0%
Changes in taxes resulting from:
    Tax-exempt interest and dividend income                            (6.5)      (9.4)      (4.0)
    State taxes, net of federal benefit                                 0.3        0.4       (0.3)
    Taxes applicable to prior years                                      --        3.2       (2.6)
    Other, net                                                         (0.5)      (0.8)       0.4
-------------------------------------------------------------------------------------------------
Income tax provision                                                   28.3%      28.4%      28.5%
=================================================================================================


Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities as of December 31, 2006 and 2005 are reflected in the following table:

(IN MILLIONS)                                                                2006       2005
----------------------------------------------------------------------------------------------
Deferred income tax assets:
    Liabilities for future policy benefits                                  $1,146     $1,102
    Investment related                                                          75         70
    Net unrealized losses on Available-for Sale securities and
          derivatives                                                          115         71
    Other                                                                       45         62
----------------------------------------------------------------------------------------------
Gross deferred income tax assets                                             1,381      1,305

Deferred income tax liabilities:
    Deferred acquisition costs                                               1,253      1,154
    Deferred sales inducement costs                                            158        130
    Other                                                                       60         30
----------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                        1,471      1,314
----------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                         $   90     $    9
==============================================================================================


A portion of RiverSource Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2006, RiverSource Life no longer had a policyholders' surplus account balance. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provides a two-year suspension of the tax on policyholders' surplus account distributions. RiverSource Life has made distributions of $1 million in 2006, which will not be subject to tax under the two-year suspension. Previously, the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or RiverSource Life is liquidated. Deferred income taxes had not been previously established.

RiverSource Life is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. RiverSource Life has $156 million in capital loss carryforwards that expire December 31, 2009 for which the deferred tax benefit is reflected in the investment related deferred tax assets, net of other related items. Additionally, RiverSource Life has $45 million in capital loss carryforwards that expire December 31, 2009 as a result of the 2005 first short period tax return filed with American Express. Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2006 and 2005.


 70    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

As a result of the Distribution, RiverSource Life was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive loss in the Consolidated Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN MILLIONS)                                                          2006        2005        2004
-----------------------------------------------------------------------------------------------------
Net unrealized securities losses                                       $41         $248        $19
Net unrealized derivative losses                                         1            6         12
-----------------------------------------------------------------------------------------------------
Net income tax benefit                                                 $42         $254        $31
=====================================================================================================


11. STATUTORY CAPITAL AND SURPLUS
State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $1.2 billion and $925 million as of December 31, 2006 and 2005, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. For 2007, dividends or distributions in excess of $469 million would be extraordinary.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                          2006        2005        2004
-----------------------------------------------------------------------------------------------------
Statutory net gain from operations                                    $  469      $  327      $  438
Statutory net income                                                     514         339         438
Statutory capital and surplus                                          3,258       2,942       2,277


12. RELATED PARTY TRANSACTIONS
Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity and variable life insurance contract owners for the period from the third quarter of 2003 through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the year ended December 31, 2006, RiverSource Life received $76 million from RiverSource Investments, LLC for administrative services RiverSource Life provided. For the year ended December 31, 2005, RiverSource Life received $56 million from Ameriprise Financial and $20 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers. For the year ended December 31, 2004, RiverSource Life received $82 million from Ameriprise Financial for administrative services.

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life's share of the total net periodic pension cost was approximately $1 million for each of the years ended December 31, 2006, 2005 and 2004.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $2 million in 2006, $1 million in 2005 and $1 million in 2004.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    71

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2006, 2005 and 2004 were $3 million, $2 million and $2 million, respectively.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2006, 2005 and 2004 was approximately $1 million each year.

Charges by Ameriprise Financial and affiliated companies for use of joint facilities, technology support, marketing services and other services aggregated $755 million, $725 million and $601 million for 2006, 2005 and 2004, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.

RiverSource Life paid $300 million of dividends to Ameriprise Financial during 2006, comprised of $100 million of extraordinary cash dividends in each of the second and third quarters of 2006 and $100 million of ordinary cash dividends in the fourth quarter of 2006. Prior to the payment of the extraordinary cash dividends, RiverSource Life made the required advance notices to the Minnesota Department of Commerce, its primary state regulator, and received responses stating there were no objections to the payment of these dividends. The ordinary cash dividends paid in the fourth quarter 2006 did not require prior notification and response from the Minnesota Department of Commerce. RiverSource Life of NY paid ordinary dividends to RiverSource Life during the second quarter of 2006 of $23 million. In connection with the Separation, RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs. During the fourth quarter of 2005, RiverSource Life approved and paid dividends to Ameriprise Financial of $380 million.

Included in other liabilities at December 31, 2006 and 2005 are $1 million and $8 million, respectively, payable to Ameriprise Financial for federal income taxes.

13. REINSURANCE
At December 31, 2006, 2005 and 2004, traditional life and universal life insurance in force aggregated $174.1 billion, $160.1 billion and $147.5 billion, respectively, of which $102.4 billion, $86.3 billion and $70.9 billion was reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:

(IN MILLIONS)                                                       2006       2005       2004
----------------------------------------------------------------------------------------------
Direct premiums                                                    $ 561      $ 544      $ 508
Reinsurance assumed                                                    3          2          4
Reinsurance ceded                                                   (170)      (176)      (160)
----------------------------------------------------------------------------------------------
Net premiums                                                       $ 394      $ 370      $ 352
==============================================================================================


Reinsurance recovered from reinsurers amounted to $115 million, $106 million and $73 million, for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.

14. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Derivative financial instruments enable the end users to manage exposure to credit and various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life enters into various derivative financial instruments as part of its ongoing risk management activities. RiverSource Life does not engage in any derivative instrument trading activities. Credit risk associated with RiverSource Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life may, from time to time, enter into master netting agreements wherever practical. As of December 31, 2006 and 2005, the total net fair values, excluding accruals, of derivative product assets were $212 million and $133 million, respectively, and derivative liabilities were $7 million at both balance sheet dates. The net notional amount of derivatives as of December 31, 2006 was $3.1 billion, consisting of $3.2 billion purchased and $0.1 billion written.


 72    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Cash Flow Hedges
RiverSource Life uses interest rate products, primarily interest rate swaptions, to hedge the risk of increasing interest rates on forecasted fixed premium product sales. During 2006, 2005 and 2004, no amounts were reclassified into earnings from accumulated other comprehensive income. At December 31, 2006, RiverSource Life expects to reclassify approximately $1 million of net pretax losses on derivative instruments from accumulated other comprehensive income
(loss) to earnings during the next 12 months. Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 12 years and relates to forecasted fixed annuity sales. There were losses of $4 million for the year ended December 31, 2006, $2 million for the year ended December 31, 2005 and no gains or losses for the year ended December 31, 2004 on derivative transactions or portions thereof that were ineffective as hedges or excluded from the assessment of hedge effectiveness.

During 2006, 2005 and 2004, RiverSource Life recognized the following impacts in other comprehensive income related to its cash flow hedging activity, net of tax:

(IN MILLIONS)                                                       2006      2005      2004
--------------------------------------------------------------------------------------------
Holding losses, net of tax of $6, $11 and $11, respectively         $(10)     $(21)     $(21)
Reclassification of realized losses (gains), net of tax of $5, $5
  and $1, respectively                                                 9        10        (2)
--------------------------------------------------------------------------------------------
Net change in unrealized derivative losses                          $ (1)     $(11)     $(23)
============================================================================================


Derivatives Not Designated as Hedges
RiverSource Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment. The fair value assets (liabilities) of these purchased and written derivatives for the years ended December 31 were as follows:

                                                                   2006                     2005
-------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                              PURCHASED   WRITTEN      PURCHASED   WRITTEN
-------------------------------------------------------------------------------------------------------
Equity indexed annuities                                      $ 40       $(1)          $ 30       $(1)
GMWB                                                           170        --             95        --
-------------------------------------------------------------------------------------------------------
Total                                                         $210       $(1)          $125       $(1)
=======================================================================================================


Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings. Accordingly, there are no amounts on the balance sheet related to these contracts.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by RiverSource Life related to equity indexed annuities will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life writes and purchases index options and occasionally enters into futures contracts. Purchased options used in conjunction with these products are reported in other assets and written options are included in other liabilities. Additionally, certain annuity products contain GMWB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments. The GMWB provision is considered an embedded derivative and is valued each period by estimating the present value of future benefits less applicable fees charged for the rider using actuarial models, which simulate various economic scenarios. RiverSource Life economically hedges the exposure related to the GMWB provision using various equity futures, interest rate swaps and structured derivatives.

Embedded Derivatives
As noted above, certain annuity products have returns tied to the performance of equity markets. The equity component of the annuity product obligations are considered embedded derivatives. Additionally, certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The fair value of the embedded derivative is included as part of the equity indexed annuities. The changes in fair value of the equity indexed annuities are reflected in interest credited to account values and the changes in fair value of the GMWB and GMAB features are reflected in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded derivatives for equity indexed annuities and the fair value of the embedded options for GMWB and GMAB are recognized in future policy benefits in the Consolidated Balance Sheets. The total fair value of these instruments, excluding the host contract, was $33 million and $48 million at December 31, 2006 and 2005, respectively.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    73

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

15. FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2006 and 2005, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values for financial instruments at December 31:

                                                                    2006                    2005
-------------------------------------------------------------------------------------------------------
                                                             CARRYING     FAIR       CARRYING     FAIR
(IN MILLIONS)                                                  VALUE     VALUE         VALUE     VALUE
-------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values      $75,336   $75,336       $66,718   $66,718
Commercial mortgage loans on real estate, net                   2,790     2,875         2,842     2,977
Other investments                                                 108       112           127       131

FINANCIAL LIABILITIES
Liabilities (assets) for which carrying values approximate
  fair values                                                 $   (10)  $   (10)      $    32   $    32
Fixed annuity reserves                                         21,626    20,981        24,638    23,841
Separate account liabilities                                   43,516    41,623        33,154    31,743
-------------------------------------------------------------------------------------------------------


As of December 31, 2006 and 2005, the carrying and fair values of off-balance sheet financial instruments are not material. The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

The fair value of commercial mortgage loans on real estate, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Other investments include RiverSource Life's interest in syndicated loans, which are carried at amortized cost less allowance for losses. Fair values were based on quoted market prices.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $1.5 billion as of both December 31, 2006 and 2005. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with the fixed annuities of $422 million and $496 million as of December 31, 2006 and 2005, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $5.8 billion and $4.8 billion as of December 31, 2006 and 2005, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with separate account liabilities of $2.3 billion and $2.0 billion as of December 31, 2006 and 2005, respectively.

16. COMMITMENTS AND CONTINGENCIES
At December 31, 2006 and 2005, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings (see Note 4).

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2006, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.


 74    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The SEC, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    75

                                                               S-6333-1A (11/07)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12,
          File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994 filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File
          No. 33-62457 and is herein incorporated by reference.

(a)(4)    Board Resolution for establishment of 41 subaccounts dated April 25,
          2000 filed electronically as Exhibit 8(a) to Registrant's
          Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(5) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated
          October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's
          Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(a)(6)    Board Resolution for establishment of 81 subaccounts dated August 30,
          2005 filed electronically on or about April 26, 2006 as Exhibit (a)(5)
          to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated herein by reference.

(a)(7) Unanimous written consent of the Board of Directors in lieu of a meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity
          Consolidation and Rebranding filed electronically as Exhibit 27(a)(7) to Post-Effective Amendment No. 28 to Registration Statement No.
          333-69777 is herein incorporated by reference.

(a)(8)    Board Resolution for establishment of 91 subaccounts dated April 24,
          2007 filed electronically as Exhibit (a)(7) to Post-Effective
          Amendment No. 30 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(b)       Not applicable.

(c)(1)    Form of Principal Underwriter Agreement for RiverSource Life Insurance
          Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to Initial Registration Statement of
          Form N-4 for RiverSource Variable Annuity Account (previously American
          Enterprise Variable Annuity Account), RiverSource Signature(SM) Select
          Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy (SUCS) filed electronically as Exhibit 5(b) to Registrant's Post-Effective
          Amendment No. 19 on Form N-6 (33-62457)and is incorporated herein by reference.

(e)(1)    Form of Application for the Flexible Premium Survivorship Variable
          Life Insurance Policy filed electronically as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No.
          33-62457 is incorporated herein by reference.

(f)(1)    Copy of Certificate of Amendment of Certificate of Incorporation of
          IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit (f)(1) to Post-Effective Amendment No. 28 to Registration
          Statement No. 333-69777 is incorporated herein by reference.

(f)(2)    Copy of Amended and Restated By-laws of RiverSource Life Insurance
          Company filed electronically as Exhibit 27(f)(2) to Post-Effective
          Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated by reference.

(g)(1)    Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life
          Insurance Company and Reinsurer, dated June 29, 2001 and identified as
          Treaty Number 1795 filed electronically as Exhibit (g)(1) to
          Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(2)    Redacted copy of Amendment to Automatic YRT Agreement dated June 29,
          2001 and identified as Treaty Number 1795, between IDS Life Insurance
          Company and reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 18,
          File No. 33-62457 and is incorporated by reference.

(g)(3)    Redacted copy of Amendment to Automatic and Facultative Reinsurance
          Agreement dated April 29, 1999 between IDS Life Insurance Company and
          Reinsurer filed electronically as Exhibit (g)(3) to Registrant's
          Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(4)    Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life
          Insurance Company and Reinsurer, dated June 29, 2001 and identified as
          Treaty Number 0094-2849 filed electronically as Exhibit (g)(4) to
          Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(5)    Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life
          Insurance Company and Reinsurer, dated June 29, 2001 and identified as
          Agreement Number 7125-1 filed electronically as Exhibit (g)(5) to
          Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(6)    Redacted copy of Addendum No. 1 between IDS Life Insurance Company and
          Reinsurer, dated June 29, 2001 and identified as Number 7125-1 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective
          Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(7)    Redacted copy of Addendum No. 2 between IDS Life Insurance Company and
          Reinsurer, dated June 29, 2001 and identified as Number 7125-1 filed electronically as Exhibit (g)(7) to Registrant's Post-Effective
          Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(h)(1)    Copy of Amended and Restated Participation Agreement dated April 17,
          2006, by and among AIM Variable Insurance Funds, AIM Distributors,
          Inc. American Enterprise Life Insurance Company, American Partners
          Life Insurance Company, IDS Life Insurance Company, and Ameriprise
          Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to
          Post-Effective Amendment No. 28 to Registration Statement No.
          333-69777 and is incorporated by reference.

(h)(2)    Copy of Amended and Restated Participation Agreement dated August 1,
          2006, among American Enterprise Life Insurance Company, IDS Life
          Insurance Company, Ameriprise Financial Services, Inc.,
          AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(3)    Copy of Amended and Restated Fund Participation Agreement dated June
          1, 2006, by and among American Centurion Life Assurance Company,
          American Enterprise Life Insurance Company, American Partners Life
          Insurance Company, IDS Life Insurance Company, IDS Life Insurance
          Company of New York, Ameriprise Financial Services, Inc. and American
          Century Investment Services, Inc. filed electronically as Exhibit
          27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement
          No. 333-44644 and is incorporated by reference.

(h)(4)    Copy of Amended and Restated Participation Agreement dated June 19,
          2006, by and among Calvert Variable Series, Inc., Calvert Asset
          Management Company, Inc., Calvert Distributors, Inc. and IDS Life
          Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No.
          333-69777 and is incorporated by reference.

(h)(5)    Copy of Evergreen Variable Annuity Trust Amended and Restated
          Participation Agreement dated June 1, 2006, by and among American
          Enterprise Life Insurance Company, IDS Life Insurance Company and
          Evergreen Variable Annuity Trust filed electronically as Exhibit
          27(h)(6) to Post-Effective Amendment No. 28 to Registration Statement
          No. 333-69777 and is incorporated by reference.

(h)(6)    Copy of Amended and Restated Participation Agreement dated June 9,
          2006, by and among American Enterprise Life Insurance Company, IDS
          Life Insurance Company, Goldman Sachs Variable Insurance Trust and
          Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to
          Post-Effective Amendment No. 28 to Registration Statement No.
          333-69777 and is incorporated by reference.

(h)(7)    Copy of Participation Agreement among Variable Insurance Products
          Fund, Fidelity Distributors Corporation and IDS Life Insurance
          Company, dated September 1, 1999, filed electronically as Exhibit
          8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No.
          333-79311 is incorporated herein by reference.

(h)(8)    Copy of Participation Agreement among Variable Insurance Products Fund
          III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9)    Copy of Participation Agreement dated October 1, 2002 among Variable
          Insurance Products Funds, Fidelity Distributors and IDS Life Insurance
          Company filed electronically as Exhibit (h)(9) to Post-Effective
          Amendment No. 10 to Registration Statement No. 33-62457 is incorporated herein by reference.

(h)(10)   Copy of Amended and Restated Participation Agreement dated August 1,
          2005, by and between Franklin Templeton Variable Insurance Products
          Trust, Franklin/Templeton Distributors, Inc., American Centurion Life
          Assurance Company, American Enterprise Life Insurance Company, IDS
          Life Insurance Company, IDS Life Insurance Company of New York and
          Ameriprise Financial Services, Inc. (formerly American Express
          Financial Advisors Inc.) filed electronically on or about April 26, 2006 as Exhibit (h)(10) to Registrant's Post-Effective Amendment No.
          27, File No. 333-69777 and is incorporated herein by reference.

(h)(11)   Copy of Janus Aspen Series Amended and Restated Fund Participation
          Agreement dated September 1, 2006, by and among American Enterprise
          Life Insurance Company, American Partners Life Insurance Company, IDS
          Life Insurance Company and Janus Apsen Series filed electronically as
          Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration
          Statement No. 333-69777 and is incorporated by reference.

(h)(12)   Copy of Amended and Restated Fund Participation Agreement dated
          September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life
          Insurance Company, Pioneer Investment Management, Inc., and Pioneer
          Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to
          Post-Effective Amendment No. 28 333-69777 and is incorporated by reference.

(h)(13)   Copy of Amended and Restated Fund Participation Agreement dated
          October 16, 2006, by and among, American Enterprise Life Insurance
          Company, IDS Life Insurance Company, Ameriprise Financial Services,
          Inc., Lazard Asset Management Securities LLC and Lazard Retirement
          Series, Inc. filed electronically as Exhibit (h)(25) to Post-Effective
          Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(14)   Copy of Amended and Restated Participation Agreement among MFS
          Variable Insurance Trust, IDS Life Insurance Company, American
          Enterprise Life Insurance Company and Massachusetts Financial Services
          Company, dated June 9, 2006, filed electronically as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No.
          333-69888 and is incorporated herein by reference.

(h)(15)   Copy of Participation Agreement between IDS Life Insurance Company and
          Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated
          March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective
          Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(16)   Copy of Participation Agreement by and among IDS Life Insurance
          Company and Putnam Capital Manager Trust and Putnam Mutual Funds
          Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No.
          333-69777 is incorporated herein by reference.

(h)(17)   Copy of Participation Agreement by and among Royce Capital Fund and
          Royce & Associates, Inc. and IDS Life Insurance Company, dated
          September 1, 1999, filed electronically as Exhibit 8.5 to
          Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18)   Copy of Participation Agreement by and among Wanger Advisors Trust and
          Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No.
          333-79311 is incorporated herein by reference.

(h)(19)   Copy of Participation Agreement dated January 1, 2007, by and among
          RiverSource Life Insurance Company, RiverSource Life Insurance Co. of
          New York and RiverSource Distributors, Inc. filed electronically as
          Exhibit 27(h)(23) to Post-Effective Amendment No. 22 to Registration
          Statement No. 333-44644 is incorporated herein by reference.

(h)(20)   Copy of Amended and Restated Fund Participation Agreement dated
          January 1, 2007, by and among, Royce Capital Fund, Royce & Associates
          LLC and RiverSource Life Insurance Company filed electronically as
          Exhibit (h)(27) to Post-Effective Amendment No. 30 to Registration
          Statement No. 333-69777 and is herein incorporated by reference.

(h)(21)   Copy of Participation Agreement by and among Wells Fargo Variable
          Trust and RiverSource Life Insurance Company, RiverSource
          Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated Oct.
          31, 2005 filed electronically as Exhibit (h)(21) to Post-Effective
          Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(22) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance, RiverSource Distributors, Inc.,
          Lazard Asset Management Securities LLC and Lazard Retirement Series,
          Inc. filed electronically as Exhibit (h)(26) to Post-Effective
          Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(i)       Not applicable

(j)       Not applicable

(k)       Consent and Opinion of Counsel is filed electronically herewith.

(l)       Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice
          President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculation of Illustrations for Succession Select is filed electronically herewith.

(m)(2)    Calculation of Illustrations for Variable Second-To-Die Life
          Insurance is filed electronically herewith.

(n)(1)    Consent of Independent Registered Public Accounting Firm for
          Succession Select is filed electronically herewith.

(n)(2)    Consent of Independent Registered Public Accounting Firm for Variable
          Second-To-Die Life Insurance is filed electronically herewith.

(o)       Not applicable.

(p)       Not applicable.

(q)       IDS Life Insurance Company's Description of Transfer and Redemption
          Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with
          Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated August 30, 2007 filed electronically as Exhibit (r)(1) with Post-Effective Amendment No. 31 to Registration Statement No. 33-69777 is incorporated by references.

Item 27. Directors and Officers of the Depositor RiverSource Life Insurance
---------------------------------------------------------------------------
Company
-------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Kent M. Bergene                                        Vice President - Affiliated Investments

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Pat H. Carey                                           Vice President-Fund Relations

Charles R. Caswell                                     Reinsurance Officer

Mark Gorham                                            Illustration Actuary

Jim Hamalainen                                         Vice President - Investments

Timothy J. Masek                                       Vice President - Investments

Michelle M. Keeley                                     Vice President - Investments

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas R. Moore                                        Secretary

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Julie A. Ruether                                       Chief Compliance Officer - Separate Accounts
                                                       and Assistant Secretary

Bruce H. Saul                                          Assistant General Counsel and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Advisory Capital Strategies Group Inc.                                                    Minnesota
AEXP Affordable Housing Portfolio LLC                                                     Delaware
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                                             Wisconsin
Ameriprise Bank, FSB                                                                      United States of America
Ameriprise Certificate Company                                                            Delaware
Ameriprise Financial Services Inc.                                                        Delaware
Ameriprise India Private Limited                                                          India
Ameriprise Insurance Company                                                              Wisconsin
Ameriprise Trust Company                                                                  Minnesota
Amex Assurance Company                                                                    Illinois
Boston Equity General Partner LLC                                                         Delaware
IDS Cable Corporation                                                                     Minnesota
IDS Cable II Corporation                                                                  Minnesota
IDS Capital Holdings Inc.                                                                 Minnesota
IDS Futures Corporation                                                                   Minnesota
IDS Management Corporation                                                                Minnesota
IDS Partnership Services Corporation                                                      Minnesota
IDS Property Casualty Insurance Company                                                   Wisconsin
IDS Realty Corporation                                                                    Minnesota
IDS REO 1, LLC                                                                            Minnesota
IDS REO 2, LLC                                                                            Minnesota
Investors Syndicate Development Corp.                                                     Nevada
Kenwood Capital Management LLC (51.1% owned)                                              Delaware
MM Asset Management Ltd.                                                                  England
Realty Assets, Inc.                                                                       Nebraska
RiverSource Distributors, Inc.                                                            Delaware
RiverSource Investments LLC                                                               Minnesota
RiverSource Life Insurance Company                                                        Minnesota
RiverSource Life Insurance Co. of New York                                                New York
RiverSource Service Corporation                                                           Minnesota
RiverSource Tax Advantaged Investments, Inc.                                              Delaware
Securities America Advisors, Inc.                                                         Nebraska
Securities America Financial Corporation                                                  Nebraska
Securities America, Inc.                                                                  Nebraska
Threadneedle Asset Management Holdings Ltd.                                               England

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBS; RiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Patrick Bannigan                      Senior Vice President -
                                           Asset Management, Products &
                                           Marketing Group

     Timothy V. Bechtold                   Director

     Patrick H. Carey                      Vice President - Fund Relationship

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer

     Martin T. Griffin                     President-Outside Distribution

     Richard Laiderman                     Treasurer

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director and Vice President

     Andrew Washburn                       Vice President

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Item 30(c)

                             NET UNDERWRITING
NAME OF PRINCIPAL              DISCOUNTS AND    COMPENSATION ON    BROKERAGE
UNDERWRITER                     COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
-----------------            ----------------   ---------------   -----------   ------------
RiverSource Life Insurance
   Company                     $290,026,122           None            None          None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Company (previously IDS Life Insurance Company)) at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement Pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 21st day of November, 2007.

                                        RiverSource Variable Life Separate
                                        Account
                                        (Registrant)

                                        By: RiverSource Life Insurance Company
                                            (Depositor)


                                        By /s/ Timothy V. Bechtold*
                                           ------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 21st day of November, 2007.



/s/ Gumer C. Alvero*                    Director and Executive Vice
------------------------                President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director and President
------------------------                (Chief executive officer)
Timothy V. Bechtold


/s/ Brian J. McGrane*                   Director, Executive Vice President
------------------------                and Chief Financial Officer
Brian J. McGrane                        (Principal Financial Officer)


/s/ Kevin E. Palmer*                    Director, Vice President and
------------------------                Chief Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Executive Vice President -
------------------------                Client Services
Bridget M. Sperl


/s/ David K. Stewart*                   Vice President and Controller
------------------------                (Principal Accounting Officer)
David K. Stewart

* Signed pursuant to Power of Attorney dated Aug. 30, 2007 filed electronically as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 333-69777, by:


/s/ Elisabeth A. Dahl
-------------------------
Elisabeth A. Dahl
Assistant General Counsel
and Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 22
                     TO REGISTRATION STATEMENT NO. 33-62457

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     Supplement for:

     RiverSource Succession Select (SM) Variable Life Insurance

     The prospectus for RiverSource(R) Variable Second-To-Die Life Insurance

     The prospectus for RiverSource Succession Select (SM) Variable Life Insurance filed electronically as Part A to Post-Effective Amendment No. 20 to Registration Statement No. 33-62457 filed on or about April 27, 2007 is incorporated herein by reference.

Part B.

     Statement of Additional Information for RiverSource(R) Variable Second-To-Die Life Insurance.

     Combined Statement of Additional Information for RiverSource Succession Select(SM) Variable Life Insurance and Financial Statements for RiverSource Variable Life Separate Account filed electronically as Part B to Post-Effective Amendment No. 20 to Registration Statement No. 33-62457 filed on or about April 27, 2007 is incorporated herein by reference.

Part C.

Other information.

The signatures.

Exhibits.

                                  EXHIBIT INDEX

(k)      Consent and Opinion of Counsel.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice
         President, Insurance Product Development.

(m)(1)   Calculation of Illustrations for Succession Select

(m)(2)   Calculation of Illustrations for Variable Second-To-Die.

(n)(1)   Consent of Independent Registered Public Accounting Firm for
         Succession Select dated Nov. 19, 2007

(n)(2)   Consent of Independent Registered Public Accounting Firm for Variable
         Second-To-Die dated Nov. 19, 2007